    As filed with the Securities and Exchange Commission on April 18, 2002

                                             1933 Act Registration No. 033-41838
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
            SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM

                                     N-8B-2
                        POST-EFFECTIVE AMENDMENT NO. 15

                             SEPARATE ACCOUNT VUL-2

                                       of

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                             (Exact Name of Trust)

THE AMERICAN FRANKLIN LIFE                      LAUREN W. JONES, ESQ.
INSURANCE COMPANY                               THE AMERICAN FRANKLIN LIFE
(Name of Depositor)                             INSURANCE COMPANY
#1 Franklin Square                              2929 Allen Parkway
Springfield, Illinois 62713                     Houston, Texas 77019
(Address of Depositor's                         (Name and Address of Agent for
Principal Executive                             Service)
Offices)

                     Insurance Company's Telephone Number,
                      including Area Code: (800) 528-2011

Title of Securities Being Registered: Units of Interest in Separate Account VUL-2 issued under EquiBuilder II flexible premium variable life policies.

 It is proposed that this filing will become effective (check appropriate box)

             [ ] immediately upon filing pursuant to paragraph (b)

             [X] on May 1, 2002 pursuant to paragraph (b)

             [ ] 60 days after filing pursuant to paragraph (a) (1)

             [ ] on ________, [DATE] pursuant to paragraph (a) (1) of
                 Rule 485

             [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

                           SEPARATE ACCOUNT VUL-2 OF
                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                             Reconciliation and Tie



Registration Item of Form N-8B-2                     Location in Prospectus
--------------------------------                     ----------------------
1.................................................

2.................................................   Cover Page.

3.................................................   Inapplicable.

4                                                    Distribution of the Policies.

5, 6, 7...........................................   Separate Account Investment Choices -
                                                     The Separate Account and Its Investment Divisions.

8.................................................   Index to Financial Statements.

9.................................................   Legal Proceedings.

10(a).............................................   The Beneficiary; Assignment of a Policy

10(b).............................................   Policy Account Value - Determination of the Unit Value; Dividends.

10(c), 10(d)......................................   The Features of EquiBuilder II/TM/ Policies - Death Benefits, - Maturity
                                                     Benefit, - Changing the Face Amount of Insurance; Separate Account Investment
                                                     Choices - Right to Change Operations; Deductions and Charges - Surrender
                                                     Charge, - Other Transaction Charges, - Allocation of Policy Account Charges;
                                                     Policy Account Transactions - Changing Premium and Deduction Allocation
                                                     Percentages, - Transfers of Policy Account Value Among Investment Divisions, -
                                                     Borrowing from the Policy Account, - Withdrawing Money from the Policy
                                                     Account, - Surrendering the Policy for Its Net Cash Surrender Value;
                                                     Additional Information About EquiBuilder II/TM/ Policies - Right To Examine the
                                                     Policy; Payment of Proceeds; The Guaranteed Interest Division - Transfers from the Guaranteed Interest Division.

10(e).............................................   Additional Information About EquiBuilder II/TM/ Policies - Lapse of the Policy,
                                                     - Reinstatement of the Policy.

10(f).............................................   Separate Account Investment Choices - The Funds, - Right to Change Operations;
                                                     Voting Rights of a Policy Owner.

10(g)(1), 10(g)(2), 10(h)(1), 10(h)(2)............   Separate Account Investment Choices - The Funds, - Right to Change Operations;
                                                     Deductions and Charges - Charges Against the Policy Account - Changes in
                                                     Monthly Charges; Voting Rights of a Policy Owner.

10(g)(3), 10(g)(4), 10(h)(3), 10(h)(4)............   Inapplicable

Registration Item of Form N-8B-2                     Location in Prospectus
--------------------------------                     ----------------------
10(i).............................................   The Features of EquiBuilder II/TM/ Policies - Changes in EquiBuilder II/TM/
                                                     Policies, - Flexible Premium Payments, - Additional Benefits; Separate Account
                                                     Investment Choices; Policy Account Value; Payment Options; Payment of Proceeds.

11................................................   Separate Account Investment Choices - The Funds, - Investment Policies of the
                                                     Portfolios of the Funds, - Ownership of the Assets of the Separate Account.

12(a), 12(c), 12(d)...............................   Separate Account Investment Choices - The Funds.

12(b), 12(e)......................................   Inapplicable.

13(a).............................................   Summary; Deductions and Charges.

13(b), 13(c), 13(d), 13(e), 13(g).................   Inapplicable.

13(f).............................................   Distribution of the Policies.

14................................................   The Features of EquiBuilder II/TM/ Policies - Policy Issuance Information;
                                                     Limitations on American Franklin's Rights to Challenge a Policy; Distribution
                                                     of the Policies; Applications.

15................................................   The Features of EquiBuilder II/TM/ Policies - Flexible Premium Payments;
                                                     Separate Account Investment Choices (Introduction); Deductions and Charges -
                                                     Deductions From Premiums; Policy Account Transactions - Changing Premium and
                                                     Deduction Allocation Percentages.

16................................................   Separate Account Investment Choices - (Introduction), - The Separate Account
                                                     and Its Investment Divisions, - The Funds; Policy Account Value - Amounts in
                                                     the Separate Account; Policy Account Transactions - Changing Premium and
                                                     Deduction Allocation Percentages, - Transfers of Policy Account Value Among
                                                     Investment Divisions, - Loan Requests, - Repaying the Loan; The Guaranteed
                                                     Interest Division - Transfers from the Guaranteed Interest Division;
                                                     Additional Information About EquiBuilder II/TM/ Policies - Policy Periods,
                                                     Anniversaries, Dates and Ages.

17(a), 17(b), 17(c)...............................   The Features of EquiBuilder II/TM/ Policies - Death Benefits, - Maturity
                                                     Benefit, - Changing the Face Amount of Insurance, - Changes in EquiBuilder
                                                     II/TM/ Policies, - Flexible Premium Payments, - Additional Benefits; Separate
                                                     Account Investment Choices - Right to Change Operations; Policy Account Value;
                                                     Policy Account Transactions - Changing Premium and Deduction Allocation
                                                     Percentages, - Transfers of Policy Account Value Among Investment Divisions, -
                                                     Borrowing from the Policy Account, - Withdrawing Money from the Policy
                                                     Account, - Surrendering the Policy for Its Net Cash Surrender Value; The
                                                     Guaranteed Interest Division - Transfers from the Guaranteed Interest
                                                     Division; Additional Information About EquiBuilder II/TM/ Policies - Right To
                                                     Examine the Policy, - Lapse of Policy, - Reinstatement of the Policy; Payment
                                                     Options; Payment of Proceeds.

18(a).............................................   Policy Account Value - Determination of the Unit Value.

Registration Item of Form N-8B-2                     Location in Prospectus
--------------------------------                     ----------------------
18(b), 18(d)......................................   Inapplicable.

18(c).............................................   Summary; Separate Account Investment Choices - Ownership of the Assets of the
                                                     Separate Account; Deductions and Charges - Charges Against the Separate
                                                     Account - Tax Reserve; The Guaranteed Interest Division (Introduction).

19................................................   Reports to Policy Owners; Distribution of the Policies; Voting Rights of a
                                                     Policy Owner.

20(a).............................................   Separate Account Investment Choices - The Funds, - Right to Change Operations;
                                                     Deductions and Charges - Charges Against the Policy Account - Changes in
                                                     Monthly Charges; Voting Rights of a Policy Owner.

20(b).............................................   Separate Account Investment Choices - The Separate Account and Its Investment
                                                     Divisions.

20(c), 20(d), 20(e), 20(f)........................   Inapplicable.

21(a).............................................   Policy Account Transactions - Borrowing from the Policy Account, - Loan
                                                     Requests, - Policy Loan Interest, - When Interest is Due, - Repaying the Loan,
                                                     - The Effects of a Policy Loan on the Policy Account.

21(b), 21(c)......................................   Inapplicable.

22................................................   Limits on American Franklin's Right To Challenge a Policy.

23................................................   Inapplicable.

24................................................   The Features of EquiBuilder II/TM/ Policies; Additional Information.

25................................................   The American Franklin Life Insurance Company.

26................................................   Inapplicable.

27................................................   American Franklin Life Insurance Company; Other Policies and Contracts.

28................................................   The American Franklin Life Insurance Company; Management.

29................................................   The American Franklin Life Insurance Company; Management.

30, 31, 32, 33, 34,...............................   Inapplicable.

35................................................   The American Franklin Life Insurance Company; Distribution of the Policies.

36, 37............................................   Inapplicable.

38, 39............................................   Distribution of the Policies.

40................................................   Inapplicable.

Registration Item of Form N-8B-2                     Location in Prospectus
--------------------------------                     ----------------------
41(a).............................................   Distribution of the Policies.

41(b), 41(c), 42, 43..............................   Inapplicable.

44(a)(1)..........................................   Policy Account Value - Determination of the Unit Value.

44(a)(2), 44(a)(3)................................   The Features of EquiBuilder II/TM/ Policies - Death Benefits, - Maturity
                                                     Benefit, - Changes in EquiBuilder II/TM/ Policies; Separate Account Investment
                                                     Choices - (Introduction), - The Separate Account and Its Investment Divisions,
                                                     - The Funds, - Right to Change Operations; Deductions and Charges; Policy
                                                     Account Value; Policy Account Transactions - Changing Premium and Deduction
                                                     Allocation Percentages, - Transfers of Policy Account Value Among Investment
                                                     Divisions, - Borrowing from the Policy Account, - Loan Requests, - Repaying the Loan, - Withdrawing Money from the Policy Account, - Surrendering the
                                                     Policy for Its Net Cash Surrender Value; The Guaranteed Interest Division -
                                                     Transfers from the Guaranteed Interest Division; Additional Information About
                                                     EquiBuilder II/TM/ Policies - Right To Examine the Policy, - Policy Periods,
                                                     Anniversaries, Dates and Ages; Payment of Proceeds.

44(a)(4)..........................................   Deductions and Charges - Charges Against the Separate Account - Tax Reserve.

44(a)(5)..........................................   Deductions And Charges - Deductions From Premiums.

44(a)(6)..........................................   Deductions And Charges - Deductions From Premiums, - Charges Against the
                                                     Policy Account, - Charges Against the Separate Account, - Surrender Charge;
                                                     Policy Account Value - Amounts In the Separate Account, - Determination of the
                                                     Unit Value.

44(b).............................................   The Features of EquiBuilder II/TM/ Policies - Death Benefits, - Maturity
                                                     Benefit, - Changes in EquiBuilder II/TM/ Policies; Separate Account Investment
                                                     Choices (Introduction), - The Separate Account and Its Investment Divisions, -
                                                     The Funds, - Right to Change Operations; Deductions and Charges; Policy
                                                     Account Value; Policy Account Transactions - Changing Premium and Deduction
                                                     Allocation Percentages, - Transfers of Policy Account Value Among Investment
                                                     Divisions, - Borrowing from the Policy Account, - Loan Requests, - Repaying the Loan, - Withdrawing Money from the Policy Account, - Surrendering the
                                                     Policy for Its Net Cash Surrender Value; The Guaranteed Interest Division -
                                                     Transfers from the Guaranteed Interest Division; Additional Information About
                                                     EquiBuilder II/TM/ Policies - Right To Examine the Policy, - Policy Periods,
                                                     Anniversaries, Dates and Ages; Payment of Proceeds.

44(c).............................................   The Features of EquiBuilder II/TM/ Policies - Death Benefits, - Maturity
                                                     Benefit, - Changes in EquiBuilder II/TM/ Policies, - Flexible Premium Payments;
                                                     Separate Account Investment Choices - (Introduction), - The Separate Account
                                                     and Its Investment Divisions, - The Funds; Deductions and Charges; Policy
                                                     Account Value; Policy Account Transactions - Changing Premium and Deduction
                                                     Allocation Percentages, - Transfers of Policy Account Value Among Investment
                                                     Divisions, - Borrowing from the Policy Account, - Loan Requests, - Repaying the Loan, - Withdrawing Money from the Policy Account, - Surrendering the
                                                     Policy for Its Net Cash Surrender Value; The Guaranteed Interest Division -
                                                     Transfers from the Guaranteed Interest Division; Additional Information About


Registration Item of Form N-8B-2                     Location in Prospectus
--------------------------------                     ----------------------

                                                     EquiBuilder II/TM/ Policies - Right To Examine the Policy, - Policy Periods,
                                                     Anniversaries, Dates and Ages; Payment of Proceeds.

45................................................   Inapplicable.

46(a).............................................   The Features of EquiBuilder II/TM/ Policies - Death Benefits, - Maturity
                                                     Benefit, - Changes in EquiBuilder II/TM/ Policies; Separate Account Investment
                                                     Choices - (Introduction), - The Separate Account and Its Investment Divisions,
                                                     - the Funds, - Right to Change Operations; Deductions and Charges; Policy
                                                     Account Value; Policy Account Transactions - Changing Premium and Deduction
                                                     Allocation Percentages, - Transfers of Policy Account Value Among Investment
                                                     Divisions, - Borrowing from the Policy Account, - Loan Requests, - Repaying the Loan, - Withdrawing Money from the Policy Account, - Surrendering the
                                                     Policy for Its Net Cash Surrender Value; The Guaranteed Interest
                                                     Division-Transfers from the Guaranteed Interest Division; Additional
                                                     Information About EquiBuilder II/TM/ Policies - Right To Examine the Policy, -
                                                     Policy Periods, Anniversaries, Dates and Ages; Payment of Proceeds.

46(b), 47, 48, 49, 50.............................   Inapplicable.

51(a) - (j).......................................   Summary; Detailed Information About American Franklin and EquiBuilder II/TM/
                                                     Policies; Additional Information.

52(a).............................................   Separate Account Investment Choices - The Funds, - Right to Change Operations.

52(b), 52(d)......................................   Inapplicable.

52(c).............................................   Separate Account Investment Choices - The Funds, - Right to Change Operations;
                                                     Deductions and Charges - Charges Against the Policy Account - Changes in
                                                     Monthly Charges; Voting Rights of a Policy Owner.

53(a).............................................   Payment Options; Assignment of a Policy; Employee Benefit Plans.

53(b), 54, 55, 56, 57, 58.........................   Inapplicable.

59................................................   Financial Statements.

                          EQUIBUILDER II(TM) POLICIES

FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
  Issued by
THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
  Through
Separate Account VUL-2

This Prospectus describes EquiBuilder II(TM) flexible premium variable life insurance policies issued by The American Franklin Life Insurance Company ("American Franklin"). American Franklin no longer sells new EquiBuilder II(TM) policies. EquiBuilder II(TM) policies provide life insurance coverage with flexibility in death benefits, premium payments and investment choices. Capitalized terms not otherwise defined on this cover page have the same meanings as they have in the Prospectus. EquiBuilder II(TM) is a trademark of American Franklin.

EquiBuilder II(TM) policies pay a death benefit to a beneficiary you designate when the person you insure dies. You choose one of two death benefit options. Whichever option you choose, we will pay a death benefit of a percentage of the Policy Account as of the day the Insured Person dies, if that benefit would be greater than the death benefit under the option you picked.

                                   PROSPECTUS
                                  MAY 1, 2002

We deposit your net premium in your Policy Account. You may allocate amounts to our Guaranteed Interest Division (which is part of our General Account and pays interest at a declared rate) or to one or more of the variable investment divisions of the Separate Account, or both. (For the first fifteen days after we issue your policy, we require premiums to be invested in the VIP Money Market division.)

The variable investment divisions each purchase shares of a corresponding portfolio of the Variable Insurance Products Fund ("VIP") or the MFS Variable Insurance Trust ("MFS") (each, a "Fund," and collectively, the "Funds"). The Prospectuses of the Funds, attached to this Prospectus, describe the investment objectives, policies and risks of each Fund Portfolio.

   *  Fidelity VIP Money Market
   *  Fidelity VIP High Income
   *  Fidelity VIP Equity-Income
   *  Fidelity VIP Growth
   *  Fidelity VIP Overseas
   *  Fidelity VIP Investment Grade Bond
   *  Fidelity VIP Asset Manager
   *  Fidelity VIP Index 500
   *  Fidelity VIP Asset Manager: Growth
   *  Fidelity VIP Contrafund
   *  MFS Emerging Growth Series
   *  MFS Research Series
   *  MFS Investors Trust Series
   *  MFS Total Return Series
   *  MFS Utilities Series
   *  MFS Capital Opportunities Series

Each of these portfolios is available through an investment division.

The Policy Account value allocated to a variable investment division depends on the investment performance of the corresponding Fund. We do not guarantee any minimum cash value for amounts allocated to the variable investment divisions. If the Fund investments go down, the value of a Policy can decline. The value of the Guaranteed Interest Division will depend on the interest rates that we declare.

After you pay the first premium, you decide, within limits, the amount and frequency of your premium payments. You can also increase or decrease the amount of insurance protection, within limits.

Please read this prospectus carefully before investing, and keep it for future reference. It contains important information about the EquiBuilder II(TM) variable life insurance policies, which are issued by:

The American Franklin Life Insurance Company
# 1 Franklin Square
Springfield, Illinois 62713-0001
Telephone No. 800/528-2011

The Securities and Exchange Commission ("SEC") maintains an Internet website (http://www.sec.gov) that contains material incorporated by reference into this prospectus and other information.

EQUIBUILDER II(TM) POLICIES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY SIMILAR AGENCY. THEY ARE NOT A DEPOSIT OR OTHER OBLIGATION OF, NOR ARE THEY GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION. AN INVESTMENT IN A VARIABLE UNIVERSAL LIFE INSURANCE POLICY IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

THERE IS NO GUARANTEED CASH SURRENDER VALUE FOR AMOUNTS ALLOCATED TO THE VARIABLE INVESTMENT DIVISIONS.

If the net cash surrender value (the cash surrender value reduced by any loan balance) is insufficient to cover the charges due under the policy, the policy may terminate without value.

BUYING THIS POLICY MIGHT NOT BE A GOOD WAY OF REPLACING YOUR EXISTING INSURANCE OR ADDING MORE INSURANCE IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Table of Contents
Definitions...................................................................................................   vi
Summary.......................................................................................................    1
Detailed Information About American Franklin and EquiBuilder II(TM) Policies..................................    6
The American Franklin Life Insurance Company..................................................................    6
The Features of EquiBuilder II(TM) Policies...................................................................    6
 How EquiBuilder II(TM) Policies Differ from Whole Life Insurance.............................................    6
 Death Benefits...............................................................................................    7
 Policy Issuance Information..................................................................................    8
 Maturity Benefit.............................................................................................    8
 Changes in EquiBuilder II(TM) Policies.......................................................................    8
 Changing the Face Amount of Insurance........................................................................    8
 Changing Death Benefit Options...............................................................................    9
 When Policy Changes Go into Effect...........................................................................   10
 Flexible Premium Payments....................................................................................   10
 Additional Benefits..........................................................................................   11
 Disability Waiver Benefit....................................................................................   11
 Accidental Death Benefit.....................................................................................   11
 Children's Term Insurance....................................................................................   11
 Term Insurance on an Additional Insured Person...............................................................   11
Variable Investment Division Investment Choices...............................................................   11
 The Separate Account and Its Investment Divisions............................................................   11
 The Funds....................................................................................................   12
 Ownership of the Assets of the Separate Account..............................................................   13
 Additional Rights That We Have...............................................................................   13
Deductions and Charges........................................................................................   14
 Deductions From Premiums.....................................................................................   14
 Charges Against the Policy Account...........................................................................   14
 Administrative Charge........................................................................................   14
 Cost of Insurance Charge.....................................................................................   15
 Charges for Additional Benefits..............................................................................   16
 Charges in Monthly Charges...................................................................................   16
 Charges Against the Separate Account.........................................................................   16
 Mortality and Expense Risks..................................................................................   16
 Tax Reserve..................................................................................................   16
 Charges Against the Funds....................................................................................   16
 Surrender Charge.............................................................................................   16
 Other Transaction Charges....................................................................................   18
 Partial Withdrawal of Net Cash Surrender Value...............................................................   18
 Increase in the Face Amount of Insurance.....................................................................   18
 Transfers....................................................................................................   18
 Illustrations................................................................................................   19
 Allocation of Policy Account Charges.........................................................................   19
 Policy Account Value.........................................................................................   19
 Amounts in the Variable Investment Divisions.................................................................   19
 Determination of the Unit Value..............................................................................   20
Policy Account Transaction....................................................................................   21
 Changing Premium and Deduction Allocation Percentages........................................................   21
 Transfers of Policy Account Value Among Investment Divisions.................................................   21
 Borrowing from the Policy Account............................................................................   22
 Loan Requests................................................................................................   22
 Policy Loan Interest.........................................................................................   22
 When Interest is Due.........................................................................................   23

 Repaying the Loan....................................................................................   23
 The Effects of a Policy Loan on the Policy Account...................................................   23
 Lapse of the Policy..................................................................................   24
 Withdrawing Money from the Policy Account............................................................   24
 Withdrawal Charges...................................................................................   24
 The Effects of a Partial Withdrawal..................................................................   25
 Surrendering the Policy for Its Net Cash Surrender Value.............................................   25
The Guaranteed Interest Division......................................................................   25
 Amounts in the Guaranteed Interest Division..........................................................   25
 Interest on Amounts in the Guaranteed Interest Division..............................................   26
 Transfers from the Guaranteed Interest Division......................................................   26
Additional Information About EquiBuilder II(TM) Policies..............................................   27
 Right to Examine the Policy..........................................................................   27
 Lapse of the Policy..................................................................................   27
 Reinstatement of the Policy..........................................................................   27
 Policy Periods, Anniversaries, Dates and Ages........................................................   28
Federal Tax Considerations............................................................................   28
 Tax Effects..........................................................................................   28
 In General...........................................................................................   29
 Testing for Modified Endowment Contract Status.......................................................   29
 Other Effects of Policy Changes......................................................................   30
 Taxation of Pre-death Distributions if Your Policy is not a Modified Endowment Contract..............   30
 Taxation of Pre-death Distributions if Your Policy is a Modified Endowment Contract..................   30
 Policy Lapses and Reinstatements.....................................................................   31
 Diversification......................................................................................   31
 Estate and Generation Skipping Taxes.................................................................   32
 Life Insurance in Split Dollar Arrangements..........................................................   32
 Pension and Profit-sharing Plans.....................................................................   33
 Other Employee Benefit Programs......................................................................   33
 ERISA................................................................................................   33
 Our Taxes............................................................................................   34
 When We Withhold Income Taxes........................................................................   34
 Tax Changes..........................................................................................   34
Illustrations of Death Benefits, Policy Account and Cash Surrender Values, and Accumulated Premiums...   34
Additional Information................................................................................   41
Voting Rights of a Policy Owner.......................................................................   41
 Voting Rights of the Funds...........................................................................   41
 Determination of Voting Shares.......................................................................   41
 How Shares of the Funds Are Voted....................................................................   42
 Voting Privileges of Participants in Other Separate Accounts.........................................   42
Separate Account Voting Rights........................................................................   42
Reports To Policy Owners..............................................................................   42
Limits on American Franklin's Right to Challenge a Policy.............................................   43
Payment Options.......................................................................................   43
The Beneficiary.......................................................................................   44
Assignment of a Policy................................................................................   45
Employee Benefit Plans................................................................................   45
Payment of Proceeds...................................................................................   45
Dividends.............................................................................................   46
Distribution of the Policies..........................................................................   46
Applications..........................................................................................   47
Reinsurance Agreements................................................................................   47

Administrative Services....................................................   47
State Regulation...........................................................   47
Legal Matters..............................................................   48
Legal Proceedings..........................................................   48
Experts....................................................................   48
Registration Statement.....................................................   48
Other Policies and Contracts...............................................   48
Management.................................................................   49
Index To Financial Statements..............................................   53
----------
This prospectus generally describes only the variable portion of the policy, except where the fixed account is specifically mentioned.

                                  DEFINITIONS

Set forth below is a glossary of certain terms used in this Prospectus.

Administrative Office -- The address of the Administrative Office of American Franklin is Variable Universal Life Administration, P.O. Box 4880, Houston, Texas 77210-4880.

Age -- The age of the Insured Person on his or her nearest birthday.

American Franklin -- The American Franklin Insurance Company, an Illinois stock life insurance company and the issuer of the EquiBuilder II(TM) individual flexible premium variable life insurance policies described in this Prospectus.

Amount at risk -- The difference between the amount of the Policy Account and the current death benefit of a policy at any time.

Cash Surrender Value -- The amount of the Policy Account less any applicable surrender charges.

Code -- The Internal Revenue Code of 1986, as amended.

Date of Payment -- Normally, the day American Franklin receives, at its Administrative Office, a check for the full initial premium of a policy.

Face Amount -- The face amount of insurance shown on the Policy Information page of a policy. The Face Amount is the minimum death benefit payable under a policy while the policy remains in effect. The death benefit proceeds will be reduced by any outstanding loan and loan interest on the policy and any due and unpaid charges.

Final Policy Date -- The policy anniversary nearest the Insured Person's 95th birthday. American Franklin will pay to the Policy Owner the amount of the Policy Account, net of any outstanding loan and loan interest on the policy, if the Insured Person is still living on the Final Policy Date.

Fund(s) -- Portfolio(s) of the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, and MFS Variable Insurance Trust, which are all "series" type mutual funds. Each portfolio is referred to as a Fund, and collectively, as the Funds.

Guaranteed Interest Division -- A part of American Franklin's General Account in which amounts in a Policy Account other than those allocated to the Separate Account earn interest at a rate stipulated in advance and guaranteed by American Franklin.

Insured Person -- The person whose life is insured under the policy.

Issue Date -- The date that American Franklin actually issues a policy.

Net Cash Surrender Value -- Cash Surrender Value less any outstanding loan and loan interest on the policy.

Net Premium -- The amount of any premium paid by the Policy Owner less the amount of applicable state and local premium taxes, if any.

Policy Account -- The sum of accounts allocated to the investment divisions of the Separate Account and American Franklin's Guaranteed Interest Division for a particular policy.

Policy Anniversary -- An anniversary of the Register Date of a policy while the policy is in effect.

Policy month -- A month-long period beginning on the Register Date and on the same day in each subsequent calendar month while a policy is in effect.

Policy Owner, You, Your -- The person designated as such on the Policy Information page of a policy.

Policy year -- An annual period beginning on the Register Date and on each anniversary of the Register Date while the policy is in effect.

Register Date -- The earlier of the Issue Date and the Date of Payment.

Separate Account -- Separate Account VUL-2, a segregated investment account of American Franklin established under the Insurance Law of the State of Illinois, in which amounts in a Policy Account other than those in the Guaranteed Interest Division are held for investment in one of the portfolios of the Funds. The value of amounts in the Separate Account will fluctuate in accordance with the performance of the corresponding portfolios of the Funds.

Target Premium -- A hypothetical annual premium which is based on the age and sex of the Insured Person, the initial Face Amount of the policy and the types and amounts of any additional benefits included in the policy. The Target Premium for each EquiBuilder II(TM) policy is shown on the Policy Information page of the policy.

                                    SUMMARY

This is a summary of some of the more important points that you should know about your EquiBuilder II(TM) variable life insurance policy. We no longer sell new policies.

THE POLICY

The EquiBuilder II(TM) variable life insurance policy is an individual flexible premium variable life insurance policy issued by The American Franklin Life Insurance Company. Among other things, the policy:

(a) provides insurance protection on the life of the insured until the policy's maturity date.

(b) allows you to vary the amount and timing of the premiums you pay, within limits, and to change the amount of the death benefit payable under the policy, within specified guidelines.

(c) provides the opportunity for cash value build-up on a tax-deferred basis, depending on investment performance of the underlying mutual fund portfolios (or Funds). However, there is no guaranteed policy value and you bear the risk of poor investment performance.

(d) permits you to borrow against the policy value, to make partial surrenders, or to surrender the policy completely. Loans and partial surrenders will affect the policy value and may affect the death benefit and termination of the policy.

In addition to providing life insurance, the policy provides a means of investing for long-term purposes. Tax deferral allows the entire amount you have invested (net of charges) to remain in the policy where it can continue to produce an investment return. Therefore, your money could grow faster than in a comparable taxable investment where current income taxes would be due each year.

You may divide account value among the Guaranteed Interest Division and sixteen variable investment divisions which invest in portfolios of the Variable Insurance Products Fund and MFS Variable Insurance Trust. We guarantee the principal and a minimum interest rate you will receive from the Guaranteed Interest Division. However, the value of what you allocate to the sixteen variable investment divisions is not guaranteed. Instead, your investment in the variable investment divisions will go up or down with the performance of the particular Funds you select (and the deduction of charges). You will lose money on account value allocated to the variable investment divisions if performance is not sufficiently positive to cover the charges under the policy.

PAYMENT OF PREMIUMS

Although you select planned periodic premiums, you are not required to pay them. (The minimum initial premium and planned periodic premium depend on age, sex, and risk class of the insured, on the Face Amount of the policy, and on any supplemental benefit riders to the policy.) Within limits, you can vary the frequency and amount of premium payments and can skip planned periodic premiums. However, extra premiums may be required to prevent policy termination under certain circumstances.

FUNDING CHOICES

We deduct premium taxes (or a tax charge back if we issued your policy in Oregon) from each premium payment, and then we allocate the net premium among the variable investment divisions and the Guaranteed Interest Division according to your written instructions.

You may allocate each net premium (and your existing policy value) among variable investment divisions which invest in the following sixteen portfolios:

 *  Fidelity VIP Money Market
 *  Fidelity VIP High Income
 *  Fidelity VIP Equity-Income
 *  Fidelity VIP Growth
 *  Fidelity VIP Overseas
 *  Fidelity VIP Investment Grade Bond

 *  Fidelity VIP Asset Manager
 *  Fidelity VIP Index 500
 *  Fidelity VIP Asset Manager: Growth
 *  Fidelity VIP Contrafund
 *  MFS Emerging Growth Series
 *  MFS Research Series
 *  MFS Investors Trust Series
 *  MFS Total Return Series
 *  MFS Utilities Series
 *  MFS Capital Opportunities Series

You may also allocate each net premium (and your existing account value) to the Guaranteed Interest Division. We guarantee your Guaranteed Interest Division allocation will earn at least 4 1/2% interest per year.

CHARGES AND DEDUCTIONS

We deduct applicable premium taxes (or tax charge back if we issued your policy in Oregon) from each premium payment. Premium taxes vary by state, and are up to 5%.

We also make certain periodic deductions from your policy value. Each month, we deduct from your policy value:

(a)  the cost of insurance charge;

(b) the monthly administrative charge (currently $6 plus $24 per month for the first 12 policy months); and

(c)  any additional benefit charges.

Each day, we deduct a charge from the assets in the variable investment divisions for certain mortality and expense risks we bear under the policy. This charge is at an effective annual rate of 0.75% of those assets.

In addition, investment management fees and other expenses are deducted from each portfolio of the underlying funds. See the table that follows for a summary of these portfolio expenses.

                           Fund Annual Expenses/(1)/
                        (% of average daily net assets)

                                      Management       Other            Fund
          Fund                           Fee         Expenses         Expenses
----------------------------------    ----------     --------         --------

Fidelity VIP Money Market               0.18%         0.10%           0.28%/(2)/
--------------------------------------------------------------------------------
Fidelity VIP High Income                0.58%         0.13%           0.71%/(3)/
--------------------------------------------------------------------------------
Fidelity VIP Equity-Income              0.48%         0.10%           0.58%/(3)/
--------------------------------------------------------------------------------
Fidelity VIP Growth                     0.58%         0.10%           0.68%/(3)/
--------------------------------------------------------------------------------
Fidelity VIP Overseas                   0.73%         0.19%           0.92%/(3)/
--------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond      0.43%         0.11%           0.54%/(3)/
--------------------------------------------------------------------------------
Fidelity VIP Asset Manager              0.53%         0.11%           0.64%/(3)/
--------------------------------------------------------------------------------
Fidelity VIP Index 500                  0.24%         0.11%           0.35%/(4)/
--------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth      0.58%         0.15%           0.73%/(3)/
--------------------------------------------------------------------------------
Fidelity VIP Contrafund                 0.58%         0.10%           0.68%/(3)/
--------------------------------------------------------------------------------
MFS Emerging Growth                     0.75%         0.12%           0.87%/(5)/
--------------------------------------------------------------------------------
MFS Research                            0.75%         0.15%           0.90%/(5)/
--------------------------------------------------------------------------------
MFS Investors Trust                     0.75%         0.15%           0.90%/(5)/
--------------------------------------------------------------------------------
MFS Total Return                        0.75%         0.14%           0.89%/(5)/
--------------------------------------------------------------------------------
MFS Utilities                           0.75%         0.18%           0.93%/(5)/
--------------------------------------------------------------------------------
MFS Capital Opportunities/(6)/          0.75%         0.16%           0.91%/(5)/
--------------------------------------------------------------------------------

Actual expenses of a Fund may be greater or less than those shown.

/(1)/ Fund Annual Expenses are those incurred for the current management fee structure.

/(3/) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. See the accompanying prospectuses for Fidelity Variable Insurance Product Fund for details.

/(4)/ The Fund's manager has voluntarily agreed to reimburse the Fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.28%. This arrangement can be discontinued by the Fund's manager at any time. Including this reimbursement, the "Management Fee", "Other Expenses" and "Total Annual Expenses" in 2001 were 0.24%, 0.04% and 0.28%, respectively.

/(5)/ Each MFS series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each MFS series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. MFS series expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Including these reductions, and any applicable expense reimbursement, the total operating expenses would have been for MFS Emerging Growth: 0.86%; for MFS Research: 0.89%; for MFS Investors Trust:
      0.89%; for MFS Total Return: 0.88%; for MFS Utilities: 0.92%; and for MFS Capital Opportunities: 0.90%.

/(6)/ Management Fees, Other Expenses and Total Portfolio Operating Expenses would have been 0.75%, 0.21% and 0.96%, respectively, without certain voluntary fee waivers and expense reimbursements from the investment adviser or other parties.

We deduct a surrender charge on a full surrender of the policy during the first 10 policy years. The maximum surrender charge is 50% of one "target" premium as shown in your policy. The amount of the surrender charge varies depending on the policy year in which you surrender the policy and the amount of premium you have paid. The surrender charge is constant for the first six policy years, and then decreases annually to zero at the end of the 10th policy year.

We deduct a partial surrender charge if you reduce the Face Amount during the first 10 policy years. The partial surrender charge is a pro rata portion of the then-applicable surrender charge. We also charge the lesser of $25 or 2% of the partial surrender amount.

We impose an administrative charge for each Face Amount increase, equal to $1.50 for each $1,000 increase, up to $300. We also charge a transfer fee of up to $25 for each transfer in excess of four each policy year. We also may charge for illustrations you request.

TAXES

We intend for the policy to satisfy the definition of life insurance under the Internal Revenue Code. Therefore, the death benefit generally should be excludable from the gross income of its recipient. However, there is some uncertainty as to whether a policy issued on a substandard basis will satisfy the Internal Revenue Code definition of life insurance. Under certain circumstances, a policy could be treated as a modified endowment contract. See "Federal Tax Considerations" for a discussion of when withdrawals and loans from policy value could be subject to Federal income tax and penalty tax.

CASH BENEFITS

Your Policy Account is the sum of the amounts allocated to the variable investment divisions and the amount allocated to the Guaranteed Interest Division. The cash surrender value (the account value less any applicable surrender charges) may be substantially less than the premiums paid, especially in early policy years.

POLICY LOANS. You may take loans in the aggregate amount of up to 90% of the policy's cash surrender value. The minimum loan amount is usually $500. Policy loans reduce the amount available for allocations and transfers.

FULL SURRENDER. You may surrender the policy at any time for its net cash surrender value. The net cash surrender value is the cash surrender value less any outstanding loan and loan interest due.

PARTIAL SURRENDER. You generally may make a partial surrender of the policy at any time during the insured's life and after the policy has been in force one year, provided that the policy has sufficient net cash surrender value remaining.

DEATH BENEFIT

You must select one of two death benefit options under the policy:

Option A - the greater of the policy's Face Amount or a multiple of its Policy Account value on the date of death; or

Option B - the greater of (i) the policy's Face Amount plus its account value or
(ii) a multiple of its Policy Account value on the date of death.

Subject to certain limits, you may change the Face Amount and death benefit.

The policy's minimum Face Amount is $50,000.

TERMINATION

There is no minimum guaranteed Policy Account value. The policy value may decrease if the investment performance of the variable investment divisions (to which you have allocated Policy Account value) is not sufficiently positive to cover the charges deducted under the policy.

If the net cash surrender value becomes insufficient to cover the monthly deduction when due, the policy will terminate without value after a grace period, even if you pay all planned periodic premiums in full and on schedule.

Additional premium payments will be necessary during the grace period to keep the policy in force.

OTHER INFORMATION

FREE LOOK. For a limited time after the policy's effective date, you may cancel the policy and receive a full refund.

SUPPLEMENTAL BENEFITS. Your policy may have one or more supplemental benefits which are attached to the policy by rider. Each has its own requirements for eligibility and its own charge. Among the benefits currently available under the policy are:

(a)  accidental death benefit rider;
(b)  children's term insurance rider;
(c)  additional insured term insurance rider; and
(d)  disability waiver benefit rider.

Other supplemental benefits may also be available.

TRANSFERS. Within certain limits, you may transfer all or part of your policy value among the variable investment divisions and the Guaranteed Interest Division. We may charge for transfers in excess of four in a policy year. There are special limits on transfers from the Guaranteed Interest Division.

ILLUSTRATIONS. Sample illustrations of hypothetical death benefits and Policy Account values are in this prospectus. These may help you:

(a) understand (i) the long-term effects of different levels of investment performance and (ii) the charges and deductions under the policy; and

(b)  compare the policy to other life insurance policies.

The illustrations also show the value of annual premiums accumulated with interest and demonstrate that the Policy Account value may be low (compared to the premiums plus accumulated interest) if the policy is surrendered in the early policy years. Therefore, the policy should not be purchased as a short-term investment.

FINANCIAL INFORMATION. Our financial statements, and financial statements for the variable investment divisions, begin on page VUL-2-1.

INQUIRIES

If you have questions about your policy or need to make changes, contact your financial representative who sold you the policy, or contact us at:

Variable Universal Life Administration
P.O. Box 4880
Houston, TX 77210-4880

 The policy is not available in all states. THIS PROSPECTUS DOES NOT OFFER THE POLICIES IN ANY JURISDICTION WHERE THEY CANNOT BE LAWFULLY SOLD. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

 NOTE: Because this is a summary, it does not contain all the information that may be important to you. You should read this entire prospectus and the prospectuses for the Fidelity Variable Insurance Products Fund and the MFS Variable Insurance Trust carefully before investing.

DETAILED INFORMATION ABOUT AMERICAN FRANKLIN AND EQUIBUILDER II(TM) POLICIES
 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

  The American Franklin Life Insurance Company ("American Franklin") is a legal reserve stock life, accident and health insurance company organized under the laws of the State of Illinois in 1981. It is engaged in the writing of variable universal life insurance and variable annuities. American Franklin is presently authorized to write insurance in forty-six states, the District of Columbia and Puerto Rico. American Franklin's home office is located at #1 Franklin Square, Springfield, Illinois 62713.

  The Franklin Life Insurance Company ("The Franklin") is not the issuer of the policies offered by this Prospectus, however, it has certain indirect obligations in respect to those policies arising from The Franklin's undertakings to the issuer, American Franklin, as a reinsurer of portions of the death benefits provided under the policies.

  American Franklin is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG American General is the marketing name for American Franklin and its affiliates. The commitments under the policies are American Franklin's, and AIG has no legal obligation to back those commitments.

  American Franklin has announced that it intends to merge with American General Life Insurance Company ("American General Life"), subject to receipt of required approvals from the SEC and certain state insurance departments. American General Life is a stock life insurance company organized under the laws of Texas. American General Life is an affiliate of American Franklin and is also an indirect wholly-owned subsidiary of AIG. Following the merger the Separate Account will be a separate account of American General Life and the commitments under the policies will be American General Life's. We expect the merger to occur by the end of 2002.

  American Franklin is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. American Franklin's membership in IMSA applies only to American Franklin and not its products. American General Life is also a member of IMSA.

                   THE FEATURES OF EQUIBUILDER II(TM) POLICIES

HOW EQUIBUILDER II(TM) POLICIES DIFFER FROM WHOLE LIFE INSURANCE

  EquiBuilder II(TM) policies are designed to provide life insurance coverage with flexibility in death benefits, premium payments and investment choices. EquiBuilder II(TM) policies are different from traditional whole life insurance in that the Policy Owner is not required to pay scheduled premiums and may, within limits, choose the amount and frequency of premium payments. EquiBuilder II(TM) policies also provide for two different types of death benefit options and the Policy Owner may change options. Another feature of EquiBuilder II(TM) policies which is not available under traditional whole life insurance is that the Policy Owner generally has the ability to increase or decrease the Face Amount without purchasing a new policy. However, evidence of insurability may be required. In addition, the Policy Owner may direct the investment of net premiums, which will determine, in part, the value of the Policy Account.

DEATH BENEFITS

  American Franklin will pay a death benefit (net of any policy loan and loan interest and any overdue charges) to the beneficiary of a policy when the Insured Person dies. The Policy Owner may choose from two death benefit options:
Option A and Option B. Option A provides a benefit that equals the Face Amount of the policy. Except as described below, the Option A benefit is fixed. Option B provides a benefit that equals the Face Amount of the policy plus the amount in the Policy Account on the day the Insured Person dies. Under Option B, the value of the benefit is variable and fluctuates with the amount in the Policy Account. Option B entails a higher monthly cost of insurance charge than Option A and will cause the value of the Policy Account, and hence the Net Cash Surrender Value of the policy, to be less than if Option A were chosen, all other things being equal.

  Under both options, an alternate minimum death benefit based on provisions of the federal income tax law applies if it would provide a greater benefit (before deductions for any outstanding policy loan and loan interest) than the option selected. This benefit is a percentage multiple of the amount in the Policy Account. The set forth below, the applicable percentages will decrease by a ratable portion for each full year.

                                        TABLE OF DEATH BENEFITS
                                     BASED ON POLICY ACCOUNT VALUES
-------------------------------------------------------------------------------------------------------
                                                               MINIMUM DEATH BENEFIT AS PERCENTAGE
                 INSURED PERSON'S AGE                                 OF THE POLICY ACCOUNT
-------------------------------------------------------------------------------------------------------
                       40 or under                                            250%
                       45                                                     215
                       50                                                     185
                       55                                                     150
                       60                                                     130
                       65                                                     120
                       70                                                     115
                       75 to 90                                               105
                       95                                                     100

  For example, if the Insured Person were 40 years old and the amount in the Policy Account were $100,000, the death benefit would be at least $250,000 (250% of $100,000).

  These percentages are based on provisions of federal tax law which require a minimum death benefit in relation coverage will last as long as the Net Cash Surrender Value (the amount in the Policy Account minus the surrender charge and any outstanding policy loan and loan interest) can cover these deductions. (See "Additional Information about EquiBuilder II(TM) Policies-Lapse of the Policy," below.) The investment experience (which may be either positive or negative) of any amounts in the investment divisions of the Separate Account and the interest earned in the Guaranteed Interest Division will affect the amount in the Policy Account. As a result, the returns from these divisions will affect the length of time a policy remains in force. See "Policy Account Value," below.

  Policy Owners who prefer to have insurance coverage that varies with the investment experience of their Policy Account should choose Option B. In no event will the death benefit under Option B be less than the greater of the Face Amount of the policy or the alternate death benefit described above (in either case, less any outstanding policy loan and loan interest). Policy Owners who prefer to have insurance coverage that does not vary in amount and that has lower cost of insurance charges should choose Option A.

POLICY ISSUANCE INFORMATION

  American Franklin will not issue a new policy having a Face Amount that is less than $50,000 nor will it issue a policy in respect of an Insured Person who is older than 75.

  No insurance under a policy will take effect: (a) until a policy is delivered and the full initial premium is paid while the person proposed to be insured is living and (b) unless the information in the application continues to be true and complete, without material change, as of the time the premium is paid.

  See "The Features of EquiBuilder II(TM), Policies-Flexible Premium Payments" and "Distribution of the Policies-Applications," below for additional information concerning procedures for obtaining a policy.

MATURITY BENEFIT

  If the Insured Person is still living on the policy anniversary nearest his or her 95th birthday, American Franklin will pay the Policy Owner the amount in the Policy Account net of any outstanding loan and loan interest. The policy will then end.

CHANGES IN EQUIBUILDER II(TM) POLICIES

  EquiBuilder II(TM) policies provide the Policy Owner flexibility to choose from a variety of strategies which enable the Policy Owner to increase or decrease his or her insurance protection.

  A reduction in Face Amount lessens emphasis on the policy's insurance coverage by reducing both the death benefit and the amount at risk (the difference between the current death benefit under the policy and the amount of the Policy Account). The reduced amount at risk results in lower cost of insurance charges against the Policy Account. See "The Features of EquiBuilder II(TM) Policies-Changing the Face Amount of Insurance," below. A partial withdrawal of Net Cash Surrender Value reduces the Policy Account and death benefit while providing a cash payment, but does not reduce the amount at risk or the cost of insurance charges. See "Policy Account Transactions-Withdrawing Money from the Policy Account," below. Choosing not to make premium payments may have the effect of reducing the Policy Account. Reducing the Policy Account will, under Option A, increase the amount at risk (and thereby increase cost of insurance charges) while leaving the death benefit unchanged; under Option B, it will decrease the death benefit while leaving the amount at risk and the cost of insurance charge unchanged. See "The Features of EquiBuilder II(TM) Policies-Flexible Premium Payments," below.

  Increases in the Face Amount emphasize insurance coverage by increasing both the death benefit and the amount at risk. See "The Features of EquiBuilder II(TM) Policies-Changing the Face Amount of Insurance," below. Additional premium payments may increase the Policy Account, which has the effect, under Option A, of reducing the amount at risk and cost of insurance charge while leaving the death benefit unchanged, or, under Option B, of increasing the death benefit while leaving the amount at risk and cost of insurance charge unchanged. See "The Features of EquiBuilder II(TM) Policies-Flexible Premium Payments," below.

CHANGING THE FACE AMOUNT OF INSURANCE

  Any time after the first policy year while a policy is in force, the Policy Owner may change the policy's Face Amount. This may be done by sending a written request to American Franklin's Administrative Office. Any change will be subject to American Franklin's approval and the following conditions:

  If the Face Amount is to be increased, satisfactory evidence that the Insured Person is still insurable must be provided. American Franklin's current procedure if the Insured Person has become a more expensive risk is to ask the Policy Owner to confirm that he or she wishes to pay higher cost of insurance charges on the amount of the increase.

  Any increase in the Face Amount must be at least $10,000. Monthly deductions from the Policy Account for the cost of insurance will increase, beginning on the date the increase in the Face Amount takes effect. In addition, a one-time administrative charge for each increase will be made against the Policy Account. This charge is currently $1.50 for each additional $1,000 of insurance up to a maximum charge of $300. An increase in the Face Amount will not increase the maximum surrender charge.

  The Face Amount may not be reduced below the minimum American Franklin requires to issue a policy at the time of the reduction. Monthly charges against the Policy Account for the cost of insurance will decrease if the Face Amount is reduced. If the Face Amount is reduced during the first ten policy years, a pro rata share of the applicable surrender charge will be made against the Policy Account. See "Deductions and Charges-Surrender Charge," below.

  American Franklin's current procedure is to disapprove a requested decrease in the Face Amount if it would cause the alternate death benefit to apply. Instead, the Policy Owner will be requested to make a partial withdrawal of Net Cash Surrender Value from the Policy Account and then a decrease in the Face Amount. See "The Features of EquiBuilder II(TM) Policies-Death Benefits," below.

  American Franklin's current procedure, if the Policy Owner requests a Face Amount decrease when there has been a previous increase in the Face Amount, is to apply the decrease first against the most recent increase in the Face Amount. Decreases will then be applied to prior increases in the Face Amount in the reverse order in which such increases took place, and then to the original Face Amount.

  Policy changes that result in a reduction of the death benefit, such as a decrease in the Face Amount, may cause a policy to become a "modified endowment contract" or may have other adverse tax consequences. See "Federal Tax Considerations," below.

CHANGING DEATH BENEFIT OPTIONS

  At any time after the first policy year while a policy is in force, the Policy Owner may change the death benefit option by sending a written request to American Franklin's Administrative Office. If the death benefit is changed from Option A to Option B, the Face Amount will be decreased by the amount in the Policy Account on the date of the change. Such a change may not be permitted if it would reduce the Face Amount below the minimum American Franklin requires to issue a policy at the time of the reduction. If the death benefit is changed from Option B to Option A, the Face Amount of insurance will be increased by the amount in the Policy Account on the date of the change. Changing the death benefit option may have adverse tax consequences. You should consult a tax adviser before changing the death benefit option.

  No evidence of insurability will be required for the increase in the Face Amount that occurs when a change is made from Option B to Option A, nor will any charge be made for this increase. No surrender charge is made for the decrease in the Face Amount that occurs when a change is made from Option A to Option B. These increases and decreases in the Face Amount are made so that the amount of the death benefit remains the same on the date of the change. When the death benefit remains the same, there is no change in the net amount at risk, which is the amount on which cost of insurance charges are based (see "Deductions and Charges-Charges Against the Policy Account-Cost of Insurance Charge," below).

WHEN POLICY CHANGES GO INTO EFFECT

  Any change in the Face Amount or death benefit option of a policy will go into effect at the beginning of the policy month following the date American Franklin approves a request for the change. After a request is approved, American Franklin will send the Policy Owner a written notice of the approval showing each change. The Policy Owner should attach this notice to his or her policy. American Franklin may also request that the policy be returned to its Administrative Office so that the appropriate changes may be made.

  In some cases, a change requested by the Policy Owner may not be approved because it might disqualify the policy as life insurance under applicable federal tax law. American Franklin will send the Policy Owner a written notice of its decision to disapprove any requested change for this reason. See "Federal Tax Considerations," below.

FLEXIBLE PREMIUM PAYMENTS

  The Policy Owner may choose the amount and frequency of premium payments, as long as they are within the limits described below. Even though premiums are flexible, the Policy Information page of each policy will show a "planned" periodic premium. The planned premium is determined by the Policy Owner within limits set by American Franklin when the Policy Owner applied for a policy and is not necessarily designed to equal the amount of premiums that will keep the policy in effect. Planned premiums are generally the amount the Policy Owner decides he or she wants to pay and can be changed at any time. If mandated under applicable law, we may be required to reject a premium payment.

  The Policy Owner must pay a minimum initial premium on or before the date on which the policy is delivered by American Franklin. The insurance will not go into effect until American Franklin receives this minimum initial premium. American Franklin determines the applicable minimum initial premium based on the age, sex and risk class of the Insured Person, the initial Face Amount of the policy and any additional benefits selected. The first premium payment may be made by check or money order payable to "The American Franklin Life Insurance Company" Any additional premiums should be made by check or money order payable to "The American Franklin Life Insurance Company" and should be sent directly to its Administrative Office.

  American Franklin will send the Policy Owner premium reminder notices based on the planned premium unless the Policy Owner requests American Franklin not to do so in his or her application or by writing to American Franklin's Administrative Office. Nevertheless, the Policy Owner may make the planned payment, skip the planned payment or change the frequency or the amount of the payment.

  Generally, the Policy Owner may pay other premiums at any time and in any amount, as long as each payment is at least $100. (Policies issued in some states may have different minimum premium payments.) American Franklin may increase this minimum upon 90 days' written notice. American Franklin may also reject premium payments in a policy year if the payments would cause the policy to cease to qualify as life insurance under federal tax law. See "Federal Tax Considerations," below.

  If the Policy Owner stops paying premiums temporarily or permanently, the policy will continue in effect until the Net Cash Surrender Value can no longer cover the monthly charges against the Policy Account for the benefits selected. In addition, it should be noted that planned premiums may not be sufficient to maintain a policy because of investment experience, policy changes or other factors.

  The tables set forth below under "Illustrations of Death Benefits, Policy Account and Cash Surrender Values, and Accumulated Premiums" illustrate how the key financial elements of EquiBuilder II(TM) policies work. The tables show death benefits and Policy Account and Cash Surrender Values with Face Amounts and planned annual premiums of different amounts for Insured Persons of different ages.

ADDITIONAL BENEFITS

  A policy may include additional benefits. A charge will be made against the Policy Account monthly for each additional benefit. These benefits may be cancelled at any time. More details will be included in the policy if any of these benefits are selected. The following additional benefits are currently available:

  DISABILITY WAIVER BENEFIT. With this benefit, monthly charges from the Policy Account are waived if the Insured Person becomes totally disabled on or after the Insured Person's fifth birthday and the disability continues for six months. If the disability starts before the policy anniversary nearest the Insured Person's 60th birthday, American Franklin waive will monthly charges for life as long as the disability continues. If the disability starts after that, the charges will be waived only up to the policy anniversary nearest the Insured Person's 65th birthday (as long as the disability continues).

  ACCIDENTAL DEATH BENEFIT. American Franklin will pay an additional benefit if the Insured Person dies from bodily injury that results from an accident, provided the Insured Person dies before the policy anniversary nearest his or her 70th birthday.

  CHILDREN'S TERM INSURANCE. This benefit provides term life insurance on the lives of the Insured Person's children, including natural children, stepchildren and legally adopted children, who have not yet reached their eighteenth birthdays. The charge for this benefit covers all children under eighteen. They are covered only until the Insured Person reaches age 65 or the child reaches age 25, whichever first occurs.

  TERM INSURANCE ON AN ADDITIONAL INSURED PERSON. Term insurance may be obtained for another person, such as the Insured Person's spouse, under a policy. A separate charge will be deducted for each additional insured person.

                 VARIABLE INVESTMENT DIVISION INVESTMENT CHOICES

  After certain amounts are deducted from each premium, the balance, called the net premium, is put into the Policy Account established for each policy. The net premium is credited to the Policy Account as of the date the premium payment is received at American Franklin's Administrative Office, or, if later, the Register Date. The net premium is credited to the Policy Account prior to deductions of any charges against the Policy Account due on that date. See "Deductions and Charges-Deductions from Premiums," below.

  The Policy Account will be invested in the VIP Money Market division until the first business day fifteen days after the Issue Date of the policy. At that time, the Policy Account will be allocated to the Guaranteed Interest Division or to one or more of the variable investment divisions, or both, according to the directions provided in the policy application. These instructions will apply to any subsequent premium until the Policy Owner provides new instructions to American Franklin at its Administrative Office. Premium allocation percentages may be any whole number from zero to 100, but the sum must equal 100. See "The Guaranteed Interest Division," below.

THE SEPARATE ACCOUNT AND ITS INVESTMENT DIVISIONS

  The Separate Account was established on April 9, 1991 under the Insurance Law of the State of Illinois, and is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. This registration does not involve any supervision by the Securities and Exchange Commission of the management or investment policies of the Separate Account. A unit investment trust is a type of investment company. The Separate Account meets the definition of a "separate account" under federal securities laws.

  The Separate Account has a number of variable investment divisions, each of which invests in shares of a corresponding Fund of VIP and MFS. Currently, you may invest premium payments in variable investment divisions investing in the following Funds:

Fidelity VIP Money Market             Fidelity VIP Asset Manager: Growth
Fidelity VIP High Income              Fidelity VIP Contrafund
Fidelity VIP Equity-Income            MFS Emerging Growth Series
Fidelity VIP Growth                   MFS Research Series
Fidelity VIP Overseas                 MFS Investors Trust Series
Fidelity VIP Investment Grade Bond    MFS Total Return Series
Fidelity VIP Asset Manager            MFS Utilities Series
Fidelity VIP Index 500                MFS Capital Opportunities Series

  The Separate Account also issues interests under EquiBuilder III(TM) variable life insurance policies, which have policy features that are similar to those of EquiBuilder II(TM) policies but which have a different sales charge structure. American Franklin has another separate account (Separate Account VUL) which issues interests in variable insurance policies having policy features that are similar to those of EquiBuilder II(TM) policies but the assets of which are invested in a different open-end management investment company. American Franklin no longer offers new policies having an interest in Separate Account VUL. American Franklin also has a separate account which issues interests in variable annuities.

THE FUNDS

  Each of the Funds is a diversified open-end management investment company, more commonly called a mutual fund. As "series" type mutual funds, they issue several different "series" of stock, each of which relates to a different Fund portfolio. Currently an aggregate of sixteen portfolios, each of which has different investment objectives, policies and risks, are available for investment of amounts allocated to the Separate Account.

  The Funds do not impose a sales charge or "load" for buying and selling their shares. The Funds' shares are bought and sold by the Separate Account at net asset value pursuant to agreements between American Franklin and the Funds.

  The Funds sell their shares to separate accounts of insurance companies. See "Voting Rights of a Policy Owner-Voting Privileges of Participants in Other Separate Accounts" for information about measures that will be taken to protect Policy Owners in the event of a conflict of interest between the Separate Account and other separate accounts that invest in the Funds.

  More detailed information about the Funds, their investment policies, risks, expenses and all other aspects of their operations appears in their Prospectuses, which are attached to this Prospectus, and in their Statements of Additional Information referred to therein. See "Deductions and Charges -Charges Against the Funds," below, for additional information relating to expenses of the Funds.

  We do not guarantee that any Fund will achieve its objective. In addition, no single Fund or division, by itself, constitutes a balanced investment plan.

  Before selecting any division, the Policy Owner should carefully read the Prospectuses for the Funds, which include more complete information about each portfolio, including investment objectives and policies, charges and expenses. A Policy Owner may obtain additional copies of the Prospectuses of the Funds by contacting American Franklin's Administrative Office.

  American Franklin may enter into agreements with affiliates of the Funds that provide for reimbursement of American Franklin for certain costs incurred in connection with administering the Funds as variable funding options for the EquiBuilder II(TM) policies. Currently, American Franklin and Massachusetts Financial Services Company, the investment adviser for MFS, have entered into an arrangement whereby American Franklin receives a fee equal, on an annualized basis, to a percentage of the aggregate net assets of each of the portfolios of MFS attributable to the EquiBuilder II(TM) policies and certain other variable contracts issued by American Franklin and its affiliates. This fee will not be paid by the Funds, their shareholders or the Policy Owners.

  Affiliates of Fidelity Management and Research Company ("FMR"), the investment adviser for VIP may compensate American Franklin or an affiliate for administrative, distribution, or other services relating to the portfolios of the Funds. Such compensation is generally based on assets of the portfolios attributable to the EquiBuilder II(TM) policies and certain other variable contracts issued by American Franklin and its affiliates. This compensation will not be paid by the Funds, their shareholders or the Policy Owners.

OWNERSHIP OF THE ASSETS OF THE SEPARATE ACCOUNT

  Under Illinois law, American Franklin owns the assets of the Separate Account and uses them to support EquiBuilder II(TM) policies, other variable life policies and other variable life policies it may issue in the future. The portion of the Separate Account's assets supporting these policies may not be used to satisfy liabilities arising out of any other business of American Franklin. Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division. In addition to premiums from EquiBuilder II(TM) policies, we may allocate premiums from other policies to the Separate Account. These policy owners will participate in the Separate Account in proportion to the amounts in the Separate Account relating to their policies. American Franklin may also permit charges owed to it to stay in the Separate Account. Thus, American Franklin may also participate proportionately in the Separate Account. These accumulated amounts belong to American Franklin and American Franklin may transfer them from the Separate Account to its General Account at any time.

ADDITIONAL RIGHTS THAT WE HAVE

  We have the right at any time to:

      . transfer the resulting balance in an investment option in accordance with any transfer request you make that reduces your accumulation value for that option to below $500;

      . transfer the entire balance in proportion to any other investment options you then are using, if the accumulation value in an investment option is below $500 for any other reason;

      . end the automatic rebalancing feature if your accumulation value falls below $5,000;

      . change the underlying Mutual Fund that any investment option uses;

      . add, delete or limit investment options, combine two or more investment options, or withdraw assets relating to the Policies from one investment option and put them into another;

      . operate Separate Account VUL-2 under the direction of a committee or discharge such a committee at any time;

      . change our underwriting and premium class guidelines;

      . operate Separate Account VUL-2, or one or more investment options, in any other form the law allows, including a form that allows us to make direct investments. Separate Account VUL-2 may be charged an advisory fee if its investments are made directly rather than through another investment company. If that case, we may make any legal investments we wish; or

      . make other changes in the Policy that in our judgment are necessary or appropriate to ensure that the Policy continues to qualify for tax treatment as life insurance, or that do not reduce any cash surrender value, death benefit, accumulation value, or other accrued rights or benefits.

  You will be notified as required by law if there are any material changes in the underlying investments of an investment option that you are using. We intend to comply with all applicable laws in making any changes and, if necessary, we will seek Policy Owner approval.

                             DEDUCTIONS AND CHARGES

  For information regarding other charges see also "Policy Account Transactions," below.

  We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Policies. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Policy. For example, the surrender charge may not fully cover all of the sales and distribution expenses actually incurred by American Franklin, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses.

DEDUCTIONS FROM PREMIUMS

  Any payment received by American Franklin before the Final Policy Date is treated as a premium, unless a policy loan is outstanding and the payment is accompanied by written instructions that it is to be applied to repayment of the policy loan. (See "Policy Account Transactions - Repaying the Loan," below.). The Final Policy Date is the policy anniversary nearest the Insured Person's 95th birthday. Applicable taxes (or tax charge backs if we issued your policy in Oregon) are deducted from all premiums. The balance of each premium (the net premium) is placed in the Policy Account.

  All states and certain other jurisdictions (cities, counties, municipalities) tax premium payments or levy other taxes or charges. Taxes currently range up to 5%. American Franklin deducts the applicable tax from each premium payment. This is a tax to American Franklin, so the Policy Owner cannot deduct it on his or her income tax return. The amount of the tax will vary depending on the jurisdiction in which the Policy Owner resides. Since the tax deduction is a percentage of the premium, the amount of the tax deduction will also vary with the amount of the premium. This deduction for taxes will be increased or decreased to reflect any changes in the applicable taxes. In addition, if a Policy Owner changes his or her place of residence, the deduction will be changed to the tax rate of the new jurisdiction. The Policy Owner should notify American Franklin if he or she changes residence.

  If you are a resident of Oregon at the time you purchase a policy, there is no premium tax charge. Instead, we will deduct from each premium a tax charge back that is permissible under Oregon Law. If you later move from Oregon to a state that has a premium tax, we will not charge you a premium tax. We deduct the tax charge back from each premium you pay, regardless of the state in which you reside at the time you pay the premium. The current tax charge back is 2% of each premium. We may change the tax charge back but any change will only apply to new policies we issue. We use the charge partly to offset our obligation to pay premium taxes on the same policy if you move to another state. We also use the charge to pay for the cost of additional administrative services we provide under these policies.

  CHARGES AGAINST THE POLICY ACCOUNT. At the beginning of each policy month, we deduct the following charges from each Policy Account.

  ADMINISTRATIVE CHARGE. The current charge is $6 per month. This charge is designed to cover the continuing costs of maintaining the EquiBuilder II(TM) policies, such as premium billing and collection, claim processing, policy transactions, record keeping, communications with Policy Owners and other expenses and overhead. This charge may be raised to reflect higher costs, but American Franklin guarantees it will never be more than $12 per month. At the beginning of each of the first twelve policy months that a policy is in effect, an additional administrative charge of $24 per month will be deducted. This charge permits American Franklin to recover the costs of issuance and placement of the policy such as application processing, medical examinations, establishment of policy records and underwriting costs (determining insurability and assigning the Insured Person to a risk class).

  COST OF INSURANCE CHARGE. The monthly cost of insurance is American Franklin's current monthly cost of insurance rate multiplied by the amount at risk at the beginning of the policy month divided by $1,000. The amount at risk is the difference between the current death benefit and the amount in the Policy Account. If the current death benefit for the month is increased due to the requirements of federal tax law (see "The Features of EquiBuilder II(TM) Policies-Death Benefits," above), the amount at risk for the month will also increase. For this purpose the amount of each Policy Account is determined before deduction of the cost of insurance charge but after all other charges due on that date. The amount of the cost of insurance charge will vary from month to month with changes in the amount at risk and with increasing age of the Insured Person.

  The cost of insurance rate is based on the sex, age and risk class of the Insured Person and the Face Amount size band of the policy at the time of the charge. American Franklin may change these rates from time to time, but they will never be more than the guaranteed maximum rates set forth in a particular policy. The maximum charges are based on the Commissioner's 1980 Standard Ordinary Male and Female Mortality Tables. The table below shows the current and guaranteed maximum monthly cost of insurance rates per $1,000 of amount at risk for a male non-tobacco user at various ages.

  In Montana and Massachusetts there will be no distinctions based on sex. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age and risk class. In addition, employers and Employee Organizations should consider the impact of Title VII of the Civil Rights Act of 1964 on the purchase of an EquiBuilder II(TM) policy in connection with an employment related insurance or benefit plan. See "Employee Benefit Plans," below. Where required, American Franklin will provide cost of insurance charges that do not distinguish between males and females.

                        ILLUSTRATIVE TABLE OF MONTHLY COST OF INSURANCE RATES FOR
                        MALE NON-TOBACCO (ROUNDED) PER $1,000 OR AMOUNT AT RISK

                       $50,000 - $199,999                          $200,000 and Over
                       Face Amount Size Band                       Face Amount Size Band
                       ---------------------                       ---------------------
Attained               Guaranteed                                  Guaranteed
-----------            ---------------------    Current            --------------------- Current
Age                    Maximum Rate             Rate               Maximum Rate          Rate
-----------            ---------------------    ----------------   --------------------- ------------------
5                           $ .08                 $ .08                 $ .08                 $ .08
15                            .11                   .11                   .11                   .10
25                            .15                   .10                   .15                   .10
35                            .18                   .11                   .18                   .10
45                            .38                   .20                   .38                   .17
55                            .88                   .48                   .88                   .42
65                           2.14                  1.42                  2.14                  1.05

For a male non-tobacco user, age 35, with a $100,000 Face Amount Option A policy, an initial premium of $1,000, and a 2% premium tax (or tax charge back if we issued the policy in Oregon), the cost of insurance for the first month will be $10.90. This example reflects deduction of the current administrative charges ($6 per month plus the additional charge of $24 per month that applies for the first 12 policy months) and uses the current cost of

  CHARGES FOR ADDITIONAL BENEFITS. The cost of any additional benefits will be deducted monthly. These charges may be changed, but each policy contains tables showing the guaranteed maximum rates for all of these insurance costs.

  CHANGES IN MONTHLY CHARGES. Any changes in the cost of insurance, charges for additional benefits or administrative charges will be by class of Insured Person and will be based on changes in future expectations about such things as investment earnings, mortality, the length of time policies will remain in effect, expenses and taxes.

CHARGES AGAINST THE SEPARATE ACCOUNT

  The amount in the Policy Account which is allocated to the investment divisions of the Separate Account will be reduced proportionately by the following fees and charges, which are allocated to the investment divisions of the Separate Account. These fees and charges will not be made against amounts allocated to the Guaranteed Interest Division.

  MORTALITY AND EXPENSE RISKS. American Franklin makes a charge for assuming mortality and expense risks. American Franklin guarantees that monthly administrative and cost of insurance deductions from the Policy Account will never be greater than the maximum amounts shown in the policy. The mortality risk assumed is that Insured Persons will live for shorter periods than estimated. When this happens, American Franklin has to pay a greater amount of death benefit than expected in relation to the cost of insurance charges it received. The expense risk assumed is that the cost of issuing and administering policies will be greater than expected. American Franklin makes a daily charge for mortality and expense risks at an effective annual rate of .75% of the value of the assets in the Separate Account attributable to EquiBuilder II(TM) policies. This charge is reflected in the unit values for the investment divisions of the Separate Account. See "Policy Account Value-Determination of Unit Value," below. If the money collected from this charge is not needed, it will be to American Franklin's gain and may be used to cover policy distribution expenses.

  We may profit from this charge and may use such profits for any lawful purpose including paying distribution expenses.

  TAX RESERVE. American Franklin reserves the right to make a charge in the future for taxes or reserves set aside for taxes, which will reduce the investment income of the investment divisions of the Separate Account. See "Federal Tax Considerations," below.

  CHARGES AGAINST THE FUNDS. The Separate Account purchases shares of the Funds at net asset value. That price reflects investment management fees and other direct expenses that have already been deducted from the assets of the Funds. The Funds do not impose a sales charge.

SURRENDER CHARGE

  If a policy is totally surrendered, or, in some instances, if the Face Amount of the policy is reduced or the policy is permitted to lapse during the first ten policy years, a surrender charge is imposed as a means to recover sales expenses. See "Distribution of the Policies," below. The amount of the surrender charge will vary depending on the policy year in which the redemption occurs and the amount of premium paid. No surrender charge will be applicable after the tenth policy year. If during the first ten policy years a policy is not surrendered or permitted to lapse and the Face Amount is not reduced, no surrender charge will be incurred.

  The surrender charge is a contingent deferred sales load. It is a contingent load because it is imposed only if the Policy Owner surrenders his or her policy (or reduces its Face Amount or lets it lapse) during the first ten policy years. It is a deferred load because it is not deducted from premiums. The amount of the load in a policy year is not necessarily related to actual sales expense in that year. See "Distribution of the Policies," below.

  The surrender charge is the difference between the amount in a particular Policy Account and the Cash Surrender Value of the related policy during the first ten policy years.

  In the first ten policy years, a surrender charge will be imposed if the Policy Owner:

        . totally surrenders his or her policy for its Net Cash Surrender Value;

        .  reduces the Face Amount of his or her policy; or

        .  lets his or her policy lapse.

  Surrender charges are based on Target' Premiums. Target Premiums are not based on the "planned" premium the Policy Owner determines. See "The Features Of EquiBuilder II(TM) Policies-Flexible Premium Payments." Target Premiums are based on the age and sex of the Insured Person, and the initial Face Amount of the policy and the types and amounts of any additional benefits included in the policy. Payment of the Target Premium does not guarantee that the policy will remain in effect.

  The maximum surrender charge for a policy will be shown on the Policy Information page of a policy and will equal 50% of one Target Premium. This maximum will not vary based on the amount of premiums paid or when they are paid. At the end of the sixth policy year, and at the end of each of the four succeeding policy years, the maximum surrender charge is reduced by an amount equal to 20% of the initial maximum surrender charge. After the end of the tenth policy year, there is no surrender charge.

  Subject to the maximum surrender charge, the surrender charge is calculated based on actual premium payments. The surrender charge equals 30% of premium payments made during the first policy year up to the amount of one Target Premium and 9% of any additional premiums paid during the first ten policy years, but not more than 50% of one Target Premium.

  Paying less than one Target Premium in the first policy year will reduce the surrender charge only if not more than approximately five Target Premiums are paid before surrender or lapse (i.e., only if the maximum surrender charge is not reached). However, structuring payments in this manner will increase the risk that a policy will lapse (and that a surrender charge will be incurred that would not have been incurred if the policy had remained in force). If payments are structured in this manner, the amounts in the Policy Account would need to receive favorable investment performance for the policy not to lapse. In addition, paying less premiums may increase cost of insurance charges (which are based on amount at risk). Attempting to structure the timing and amount of premium payments to reduce the potential surrender charge below the maximum is not recommended.

  EXAMPLE: Assume the purchase of a $200,000 initial Face Amount policy for a male age 40. This policy would have a Target Premium of $2,280 and a maximum surrender charge of $1,140 ($2,280 x 50%). Also, assume that all premium payments are made at the beginning of each policy year. The following table shows the surrender charge which would apply under different premium payment assumptions if surrender of the policy were to occur during the indicated policy year:


  DURING YEAR      PREMIUM   CHARGE   PREMIUM   CHARGE   PREMIUM   CHARGE
      1             $3,000   $  749    $2,280   $  684    $1,140   $  342
      2              3,000    1,019     2,280      889     3,420      650
      3              3,000    1,140     2,280    1,094     2,280      855
      4              3,000    1,140     2,280    1,140     2,280    1,060
      5              3,000    1,140     2,280    1,140     2,280    1,140
      6              3,000    1,140     2,280    1,140     2,280    1,140
      7              3,000      912     2,280      912     2,280      912
      8              3,000      684     2,280      684     2,280      684

  DURING YEAR      PREMIUM   CHARGE   PREMIUM   CHARGE   PREMIUM   CHARGE
      9              3,000      456     2,280      456     2,280      456
      10             3,000      228     2,280      228     2,280      228

The maximum surrender charge will be reduced by the amount of any pro rata surrender charge previously imposed in connection with a decrease in the Face Amount of a policy.

  During the first ten policy years, a decrease in the Face Amount of a policy may be considered a partial surrender and American Franklin will deduct a portion of the surrender charge. If the Face Amount of a policy is increased and then decreased, a surrender charge will apply only to a decrease below the original Face Amount (i.e., the Face Amount at the Issue Date). Generally, the pro rata surrender charge for a partial surrender will be determined by dividing the amount of the Face Amount decrease (excluding the portion that merely reverses a prior increase) by the original Face Amount and multiplying the fraction by the surrender charge which would apply if the policy were surrendered.

  For example, assume that a policy is issued for a male age 40 with a Face Amount of $200,000. In the third policy year, the Policy Owner decides to decrease this Face Amount by $100,000. Assume also that an annual premium of $3,000 was paid for each of the first three policy years and that the maximum surrender charge for the third policy year is $1,140. To determine the portion of the surrender charge:

  Divide the amount of the Face Amount decrease by the initial Face Amount. ($100,000 / $200,000 = 0.5)

Then multiply this fraction by the surrender charge in effect before the decrease.
Pro rata surrender charge = 0.5 x $1,140 = $570.

Thus, the Policy Owner would be charged $570 for decreasing the Face Amount of this policy from $200,000 to $100,000 during the third policy year. The maximum surrender charge payable in the future will be reduced proportionately. American Franklin would send the Policy Owner a new Policy Information page that shows the new maximum charges. The Policy Owner will pay the maximum only if he or she surrenders the policy or lets the policy lapse after paying enough premiums to reach the maximum.

OTHER TRANSACTION CHARGES

  In addition to the deductions and charges described above, we charge the following fees for certain policy transactions are charged against the Policy
Account:

  PARTIAL WITHDRAWAL OF NET CASH SURRENDER VALUE. We will charge a maximum fee equal to the lesser of 2% of the amount withdrawn or $25 for each partial surrender you make. This charge is currently $10. We use this charge to help pay for the expense of making a partial surrender. See "Policy Account Transactions-Withdrawing Money from the Policy Account," below.

  INCREASE IN THE FACE AMOUNT OF INSURANCE. There is an administrative charge that is currently $1.50 for each $1,000 of increase up to a maximum charge of $300. See "The Features of EquiBuilder II(TM) Policies-Changes in EquiBuilder II(TM) Policies," above.

  TRANSFERS. If more than four transfers of Policy Account value are made in a policy year among investment divisions, a charge of up to a maximum of $25 for each additional transfer in that policy year may be made. However, if all of the assets are transferred to the Guaranteed Interest Division, no transfer charge will be imposed. See "Policy Account Transactions-Transfers of Policy Account Value Among Investment Divisions," below. A request for transfer involving the simultaneous transfer of funds from or to more than one investment division will be considered one transfer.

  ILLUSTRATIONS. If, after a policy is issued, a Policy Owner requests more than one illustration of projected death benefits and Policy Account and Cash Surrender Values in a policy year, a fee may be charged. See "Illustrations of Death Benefits, Policy Account and Cash Surrender Values and Accumulated Premiums," below.

  The fees for partial withdrawals, increases in face amount and transfers are guaranteed never to exceed the amounts stated above. See also "Deductions and Charges-Surrender Charge," above.

ALLOCATION OF POLICY ACCOUNT CHARGES

  Generally, charges against each Policy Account for monthly charges or certain transaction fees are allocated among the investment divisions of the Separate Account and the unloaned portion of the Guaranteed Interest Division in accordance with the deduction allocation percentages specified by the Policy Owner in his or her application or in accordance with subsequent instructions received by American Franklin from the Policy Owner. However, deductions for the first policy month will generally be made from the VIP Money Market division. See "Variable Investment Division Investment Choices," above.

  Allocation percentages for deductions may be any whole numbers (from zero to one hundred) which add up to one hundred. A Policy Owner may change deduction allocation percentages by giving instructions to American Franklin at its Administrative Office. Changes will be effective as of the date they are received by American Franklin.

  Charges for partial withdrawals of Net Cash Surrender Value and transfers of Policy Account values will be subtracted equally among the divisions from which the transactions were made. If American Franklin cannot make a charge as described above, it will make the charge based on the proportion that the unloaned amounts in the Guaranteed Interest Division, if any, and the amounts in the investment divisions of the Separate Account bear to the total unloaned value of the Policy Account.

POLICY ACCOUNT VALUE

  The amount in a Policy Account is the sum of the amounts allocated to the Guaranteed Interest Division and to the various investment divisions of the Separate Account. The amount in a Policy Account also reflects various deductions and charges. Monthly charges are made as of the first day of each policy month. Transaction charges or surrender charges are made as of the effective date of the transaction (for example, administrative charges for increases in Face Amount are made as of the next monthly policy anniversary after American Franklin approves the Policy Owner's request).

  Charges against the Separate Account are reflected daily. Any amount allocated to an investment division of the Separate Account will increase or decrease depending on the investment experience of that division. For amounts allocated to the investment divisions of the Separate Account, there is no guaranteed minimum cash value. The value of amounts in a Policy Account allocated to the Guaranteed Interest Division is guaranteed. See "The Guaranteed Interest Division," below.

AMOUNTS IN THE VARIABLE INVESTMENT DIVISIONS

  We use amounts you allocate, transfer or add to the variable investment divisions to purchase units representing undivided interests in the various divisions. The amount in each division is represented by the value of the units credited to the Policy Account for that division. The number of units purchased or redeemed in an investment division of the Separate Account is calculated by dividing the dollar amount of the transaction by the division's unit value next calculated at the close of business on the date of the transaction (see "Additional Information About EquiBuilder II(TM) Policies-Policy Periods, Anniversaries, Dates and Ages," below, regarding the date that the net amount of the initial premium is credited to the Policy Account and interim allocation of the initial net premium and any other net premium received prior to the time that 15 days have elapsed after the Issue

Date, and see "Policy Account Transactions" and "The Guaranteed Interest Division-Transfers from the Guaranteed Interest Division," below, regarding the effective dates of Policy Account transactions). The number of units for an investment division at any time is the number of units purchased less the number of units redeemed. The value of units fluctuates with the investment performance of the corresponding portfolio of a Fund, which reflects the investment income and realized and unrealized capital gains and losses of the portfolio and the Fund's expenses. The unit values also reflect charges American Franklin makes against the Separate Account. The number of units credited to a Policy Account, however, will not vary because of changes in unit values. On any given day, the value a Policy Account has in a variable investment division is the unit value times the number of units credited to the Policy Account in that division. The units of each investment division of the Separate Account have different unit values.

  Units of a variable investment division are purchased when the Policy Owner allocates premiums, repays loans or transfers amounts to that division. Units are redeemed or sold when the Policy Owner makes withdrawals or transfers amounts from an investment division of the Separate Account (including transfers for loans) and to pay the death benefit when the Insured Person dies. American Franklin also redeems units for monthly charges or other charges from the Separate Account.

DETERMINATION OF THE UNIT VALUE

  American Franklin determines unit values for each investment division of the Separate Account at the end of each business day. Generally, a business day is any day American Franklin is open and the New York Stock Exchange is open for trading. American Franklin will not process any policy transactions as of any day that is not a business day other than to issue a policy anniversary report, make monthly charge deductions and pay the death benefit under a policy. For purposes of receiving Policy Owner requests, American Franklin is open from 8:00 a.m. to 3:00 p.m., Springfield, Illinois time.

  The initial unit value for each investment division was set at $100. Subsequently, the unit value for any business day is equal to the unit value for the preceding business day multiplied by the net investment factor for that division on that business day.

  American Franklin determines a net investment factor for each investment division every business day as follows:

        . First, the value of the shares belonging to the division in the corresponding Fund portfolio at the close of business that day is determined (before giving effect to any policy transactions for that day, such as premium payments or surrenders). For this purpose, American Franklin uses the share value reported to it by the Fund;

        . Next, any dividends or capital gains distributions paid by the Fund for the corresponding portfolio on that day are added;

        . Then, this sum is divided by the value of the amounts in the investment division at the close of business on the immediately preceding business day (after giving effect to any policy transactions on that day);

        . Then, a daily asset charge for each calendar day between business days is subtracted (for example, a Monday calculation may include charges for Saturday and Sunday). The daily charge is 0.00002063, which is an effective annual rate of 0.75%. This charge is for mortality and expense risks assumed by American Franklin under the policy; and

        . Finally, any daily charge for taxes or amounts set aside as a reserve for taxes is subtracted.

     Generally, this means that unit values are adjusted to reflect what happens to the Funds, and also for the mortality and expense risk charge and any charge for taxes.

                          POLICY ACCOUNT TRANSACTIONS

  The transactions described below may have different effects on the Policy Account, death benefit, Face Amount or cost of insurance. The Policy Owner should consider the net effects before combining Policy Account transactions. See "The Features of EquiBuilder II(TM) Policies-Changes in EquiBuilder II(TM) Policies," above. Certain transactions also entail charges. For information regarding other charges, see "Deductions And Charges," above.

  If you have a completed telephone authorization form on file with us, you may make transfers, or change the allocation of future premium payments or deduction of charges, by telephone, subject to the terms of the form. We will honor telephone instructions from any person who provides the correct information, so there is a risk of possible loss to you if unauthorized persons use this service in your name. Our current procedure is that only the owner or your American Franklin representative may make a transfer request by phone. We are not liable for any acts or omissions based upon instructions that we reasonably believe to be genuine. Our procedures include verification of the Policy number, the identity of the caller, both the Insured Person's and owner's names, and a form of personal identification from the caller. We will mail you a prompt written confirmation of the transaction. If (a) many people seek to make telephone requests at or about the same time, or (b) our recording equipment malfunctions, it may be impossible for you to make a telephone request at the time you wish. You should submit a written request, if you cannot make a telephone transfer. Also, if, due to malfunction or other circumstances, your telephone request is incomplete or not fully comprehensible, we will not process the transaction. The phone number for telephone requests is 1-800-528-2011.

CHANGING PREMIUM AND DEDUCTION ALLOCATION PERCENTAGES

  A Policy Owner may change the allocation percentages of his or her net premiums or of his or her monthly deductions by giving instructions to American Franklin at its Administrative Office. These changes will go into effect as of the date American Franklin receives the request at its Administrative Office and will affect transactions on and after that date.

TRANSFERS OF POLICY ACCOUNT VALUE AMONG INVESTMENT DIVISIONS

  A Policy Owner may transfer amounts from any investment division of the Separate Account to any other investment division of the Separate Account or to the Guaranteed Interest Division. A Policy Owner may make up to four transfers of Policy Account value among investment divisions of the Separate Account in each policy year without charge. Depending on the overall cost of performing these transactions, American Franklin may charge up to a current maximum of $25 for each additional transfer, except that no charge will be imposed for a transfer of all amounts in the investment divisions of the Separate Account to the Guaranteed Interest Division. If all amounts are in the Guaranteed Interest Division, the policy will not vary for investment experience. To make a transfer, the Policy Owner should give instructions to American Franklin at its Administrative Office.

  If a charge is imposed for making a transfer, American Franklin will allocate the charge as described under "Deductions And Charges-Allocation of Policy Account Charges," above. All simultaneous transfers included in one transfer request count as one transfer for purposes of any fee.

  A transfer from an investment division of the Separate Account will take effect as of the date American Franklin receives instructions to make the transfer. The minimum amount American Franklin will transfer on any date will be shown on the Policy Information page in each policy and is usually $500. This minimum need not come from any one investment division or be transferred to any one investment division as long as the total amount transferred that day equals or exceeds the minimum. However, American Franklin will transfer the entire amount in any investment division of the Separate Account even if it is less than the minimum specified in a policy. Policy Owners should note that future premiums will continue to be allocated to investment divisions of the Separate Account or the Guaranteed Interest Division in accordance with existing allocations unless instructions are also given with respect to changing them.

  The policies are not designed for professional marketing timing organizations or other entities using programmed and frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable time with reasonable notice to prevent market timing efforts that could disadvantage other Policy Owners.

  Special rules apply to transfers from the Guaranteed Interest Division. See "The Guaranteed Interest Division-Transfers From The Guaranteed Interest Division," below.

BORROWING FROM THE POLICY ACCOUNT

  At any time that a policy has a Net Cash Surrender Value, the Policy Owner may borrow money from American Franklin using only his or her policy as security for the loan. The maximum aggregate amount that will be loaned is equal to 90% of the Cash Surrender Value of the policy on the date the request for a loan is received by American Franklin at its Administrative Office. Any new loan must be at least the minimum amount shown on the Policy Information page of a policy, usually $500. Any amount that secures a loan remains part of the Policy Account but is assigned to the Guaranteed Interest Division. This loaned amount earns interest at a rate that American Franklin expects will be different from the interest rate for unloaned amounts in the Guaranteed Interest Division. See "Federal Tax Considerations-Policy Proceeds," below, with respect to the federal income tax consequences of a loan.

LOAN REQUESTS

  Requests for loans should be made to American Franklin at its Administrative Office. The Policy Owner may specify how much of the loan should be taken from the unloaned amount, if any, of his or her Policy Account allocated to the Guaranteed Interest Division and how much should be taken from the amounts allocated to the investment divisions of the Separate Account. If a loan is requested from an investment division of the Separate Account, American Franklin will redeem units sufficient to cover that part of the loan and transfer the amount to the loaned portion of the Guaranteed Interest Division. The amounts in each division will be determined as of the day American Franklin receives the request for a loan at its Administrative Office.

  If the Policy Owner does not specify how to allocate a loan, the loan will be allocated according to the Policy Owner's deduction allocation percentages. If the loan cannot be allocated based on these percentages, American Franklin will allocate it based on the proportions of the unloaned amount, if any, of the Policy Owner's Policy Account allocated to the Guaranteed Interest Division and the respective amounts allocated to each investment division of the Separate Account to the unloaned value of the Policy Account.

POLICY LOAN INTEREST

  Interest on a policy loan accrues daily at an adjustable interest rate. American Franklin determines the rate at the beginning of each policy year. The same rate applies to any outstanding policy loans and any new amounts borrowed during the year. American Franklin will notify the Policy Owner of the current rate when a loan is requested. American Franklin determines loan rates as follows. The maximum rate is the greater of:

  .  5 1/2% ; or

  . the "Published Monthly Average" for the calendar month that ends two months before the interest rate is set. The "Published Monthly Average" is the Monthly Average Corporate yield shown in Moody's Corporate Bond Yield Averages published by Moody's Investor Services, Inc.

  If this average is no longer published, American Franklin will use any successor or the average established by the insurance supervisory official of the jurisdiction in which the policy is delivered. American Franklin will not charge more than the maximum rate permitted by applicable law. American Franklin may also set a rate lower than the maximum.

  Any change in the rate from one year to the next will be at least 1/2 of 1%. The current loan interest rate will only change, therefore, if the Published Monthly Average differs from the previous loan interest rate by at least 1/2 of 1%. American Franklin will give advance notice of any increase in the interest rate on any loans outstanding.

WHEN INTEREST IS DUE

  Interest is due on each policy anniversary. If interest is not paid when it is due, it will be added to the outstanding loan and allocated based on the deduction allocation percentages for the Policy Account then in effect. This means American Franklin makes an additional loan to pay the interest and transfers amounts from the investment divisions of the Separate Account and the unloaned portion of the Guaranteed Interest Division to make the loan. If American Franklin cannot allocate the interest based on these percentages, it will allocate it as described above for allocating the loan.

REPAYING THE LOAN

  All or part of a policy loan may be repaid at any time while the Insured Person is alive and a policy is in force, provided that any loan repayment currently must be at least $100 (unless the amount of the outstanding loan and loan interest is less than $100). While a policy loan is outstanding, American Franklin will apply all amounts it receives in respect of that policy as a premium unless the payment is accompanied by written instructions that it is to be applied to repayment of the policy loan.

  American Franklin will first allocate loan repayments to the Guaranteed Interest Division until the amount of any loans originally allocated to that division is repaid. For example, if a Policy Owner borrowed $500 from the Guaranteed Interest Division and $500 from the Equity-Income Division, no repayments may be allocated to the Equity-Income Division until the $500 borrowed from the Guaranteed Interest Division is repaid. After this amount has been repaid, the Policy Owner may specify how subsequent repayments should be allocated. If the Policy Owner does not give instructions, American Franklin will allocate repayments based on current premium allocation percentages at the time repayment is made.

THE EFFECTS OF A POLICY LOAN ON THE POLICY ACCOUNT

  A loan against a policy will have a permanent effect on the value of the Policy Account and, therefore, on benefits under the policy, even if the loan is repaid. When a loan is made against a policy, the amount of the loan is set aside in the Guaranteed Interest Division where it earns a declared rate for loaned amounts. The loan amount will not be available for investment in the investment divisions of the Separate Account or in the unloaned portion of the Guaranteed Interest Division.

  The interest rate for loaned amounts in the Guaranteed Interest Division is expected to be different from the rate that applies to unloaned amounts in the Guaranteed Interest Division. Generally, it will be 2% less than the interest rate charged on the loan, minus any charge for taxes or reserves for taxes, but never less than 4 1/2%. Each month, this interest is added to unloaned amounts of the Policy Account in the Guaranteed Interest Division.

  The impact of a loan on a Policy Account will depend, on one hand, on the investment experience of the investment divisions of the Separate Account and the rates declared for the unloaned portion of the Guaranteed Interest Division and, on the other hand, the rates declared for the loaned portion of the Guaranteed Interest Division. For example, if $1,000 is borrowed against $5,000 in the VIP Money Market division, the $1,000 will be set aside in the Guaranteed Interest Division. This $1,000 would not be affected by any increases or decreases in the value of units in the VIP Money Market division. However, the $1,000 earns interest at a declared interest rate.

LAPSE OF THE POLICY

  A policy loan may also affect the amount of time that the insurance provided by a policy remains in force. For example, a policy may lapse more quickly when a loan is outstanding because the loaned amount cannot be used to cover the monthly charges that are made against the Policy Account. If these charges exceed the Net Cash Surrender Value of the policy, then the lapse provisions of the policy will apply. Since the policy permits loans up to 90% of the Cash Surrender Value, additional premium payments may be required to keep the policy in force if the maximum amount is borrowed. For more information about these provisions, see "Additional Information About EquiBuilder II(TM) Policies-Lapse of the Policy," below.

WITHDRAWING MONEY FROM THE POLICY ACCOUNT

  After a policy has been in effect for a year, the Policy Owner may request a partial withdrawal of the Net Cash Surrender Value by making a written request to American Franklin at its Administrative Office. Any withdrawal is subject to certain conditions. It must:

  .  be at least $500;

  . not cause the death benefit or face amount to fall below the minimum for which American Franklin would issue the policy at the time (see "Policy Account Transactions-The Effects of a Partial Withdrawal," below); and

  . not cause the policy to fail to qualify as life insurance under applicable tax law.

  The Policy Owner may specify how much of the withdrawal he or she wants taken from each investment division. If no instructions are given, American Franklin will make the withdrawal on the basis of the then current deduction allocation percentages. If American Franklin cannot withdraw the amount based on the Policy Owner's directions or on the deduction allocation percentages, American Franklin will withdraw the amount based on the proportions of the unloaned amount, if any, of the Policy Account allocated to the Guaranteed Interest Division and the respective amounts allocated to the investment divisions of the Separate Account to the total unloaned value of the Policy Account. For example, if 50% of a Policy Account is in the Guaranteed Interest Division and 50% is in the VIP Money Market division and the Policy Owner wants to withdraw $1,000, American Franklin would take $500 from each division.

WITHDRAWAL CHARGES

  When a partial withdrawal of Net Cash Surrender Value is made, a current expense charge of $25 or 2% of the amount withdrawn, whichever is less, will be charged against the Policy Account. This charge will be allocated equally among the divisions from which the withdrawal was made. If the charge cannot be allocated in this manner, it will be allocated as described under "Deductions And Charges-Allocation of Policy Account Charges," above.

THE EFFECTS OF A PARTIAL WITHDRAWAL

  A partial withdrawal of Net Cash Surrender Value reduces the amount in the Policy Account. It also reduces the Cash Surrender Value and the death benefit on a dollar-for-dollar basis. If the death benefit based on a percentage multiple applies, the reduction in death benefit can be greater. See "The Features of EquiBuilder II(TM) Policies-Death Benefits," above. If death benefit Option A is selected, the Face Amount of the policy will also be reduced so there will be no change in the amount at risk. No pro rata surrender charge will be deducted in connection with a reduction in Face Amount made in connection with a partial withdrawal of Net Cash Surrender Value. An endorsement will be sent to the Policy Owner to reflect this change. The Policy Owner may be asked to return the policy to American Franklin's Administrative Office to make a change. A partial withdrawal will not affect the Face Amount of the policy if death benefit Option B is in effect. The withdrawal and these reductions will be effective as of the date American Franklin receives the request at its Administrative Office. See "Federal Tax Considerations-Tax Treatment of Policy Benefits," below, for the tax consequences of a partial withdrawal. A policy loan may be more advantageous if the Policy Owner's need for cash is temporary.

SURRENDERING THE POLICY FOR ITS NET CASH SURRENDER VALUE

  During the first ten policy years, the Cash Surrender Value of a policy is the amount in the Policy Account minus the surrender charge described under "Deductions And Charges-Surrender Charge," above. After ten policy years, the Cash Surrender Value and Policy Account are equal. During the initial policy years, the applicable surrender charge may represent a substantial portion of the premiums paid. See "Illustrations of Death Benefits, Policy Account and Cash Surrender Values, and Accumulated Premiums," below.

  A policy may be surrendered for its Net Cash Surrender Value at any time while the Insured Person is living. This may be done by sending a written request in form satisfactory to American Franklin and the policy to American Franklin at its Administrative Office. The Net Cash Surrender Value of the policy equals the Cash Surrender Value minus any outstanding loan and loan interest. American Franklin will compute the Net Cash Surrender Value as of the date a request for surrender and the policy are received by American Franklin at its Administrative Office, and all insurance coverage under the policy will end on that date. See "Federal Tax Considerations - Tax Treatment of Policy Benefits," below, for the tax consequences of a surrender.

                        THE GUARANTEED INTEREST DIVISION

  A Policy Owner may allocate some or all of a Policy Account to the Guaranteed Interest Division, which is part of American Franklin's General Account and pays interest at a declared rate guaranteed by American Franklin for each policy year. The principal, after charges, is also guaranteed by American Franklin. The General Account supports American Franklin's insurance and annuity obligations. Because of applicable exemptive and exclusionary provisions, interests in the Guaranteed Interest Division have not been registered under the Securities Act of 1933, and neither the Guaranteed Interest Division nor the General Account has been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account, the Guaranteed Interest Division nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. American Franklin has been advised that the staff of the Securities and Exchange Commission has not made a review of the disclosures which are included in this Prospectus which relate to the General Account and the Guaranteed Interest Division. These disclosures, however, may be subject to certain generally applicable provisions of the federal securities law relating to the accuracy and completeness of statements made in a prospectus.

AMOUNTS IN THE GUARANTEED INTEREST DIVISION

  A Policy Owner may accumulate amounts in the Guaranteed Interest Division by:

  .  allocating net premiums and loan repayments;

  .  transferring amounts from the investment divisions of the Separate Account;
     or

  . earning interest on amounts already allocated to the Guaranteed Interest Division.

  The amount allocated to the Guaranteed Interest Division at any time is the sum of all net premiums and loan repayments allocated to that division and all transfers and earned interest, and includes amounts securing any policy loan outstanding. This amount is reduced by amounts transferred or withdrawn from and charges allocated to this division.

INTEREST ON AMOUNTS IN THE GUARANTEED INTEREST DIVISION

  American Franklin pays a declared interest rate on all amounts in the Guaranteed Interest Division. At policy issuance and prior to each policy anniversary, American Franklin declares the rates that will apply to amounts in the Guaranteed Interest Division for the following policy year. Different rates are paid on unloaned and loaned amounts in the Guaranteed Interest Division. These annual interest rates will never be less than the minimum guaranteed interest rate of 4 1/2%. Interest is compounded daily at an effective annual rate that equals the declared rate for each policy year.

  At the end of each policy month, American Franklin will credit interest to amounts in the Guaranteed Interest Division in the following way:

  . amounts in the Guaranteed Interest Division during the entire policy month are credited with interest from the beginning to the end of the month;

  . amounts added to the Guaranteed Interest Division during the month from net premiums or loan repayments are credited with interest from the date American Franklin receives them. The only exception to this rule applies to the initial net premium payment. American Franklin will allocate the initial net premium to the Money Market division until 15 days after the Issue Date (any other net premium received during this period will be allocated in the same way), and will then allocate the amounts in the Policy Account to the Guaranteed Interest Division and the investment divisions of the Separate Account in accordance with the Policy Owner's premium allocation percentages. See "Additional Information About EquiBuilder II(TM)-Policy Periods, Anniversaries, Dates and Ages," below;

  . amounts transferred to the Guaranteed Interest Division are credited with interest from the date of the transfer to the end of the month; and

  . amounts charged against or withdrawn from the Guaranteed Interest Division are credited with interest from the beginning of the policy month to the date of the charge or withdrawal.

  Interest credited to any loaned amounts in the Guaranteed Interest Division is allocated to the unloaned portion of the Guaranteed Interest Division.

TRANSFERS FROM THE GUARANTEED INTEREST DIVISION

  A Policy Owner may request a transfer of unloaned amounts in the Guaranteed Interest Division to one or more of the investment divisions of the Separate Account. American Franklin will make the transfer as of the date a written request for transfer is received, provided that the request is received within 30 days after a policy anniversary. The maximum amount that may be transferred is the greater of 25% of the unloaned value in the Guaranteed Interest Division on the date the transfer takes effect or the minimum transfer amount shown in the policy when it is issued. The smallest amount that may be transferred is the lesser of the unloaned value in the Guaranteed Interest Division on the date the transfer takes effect or the minimum transfer amount shown in the policy.

             ADDITIONAL INFORMATION ABOUT EQUIBUILDER II(TM) POLICIES

RIGHT TO EXAMINE THE POLICY

  Each Policy Owner has a right to examine the policy. If for any reason the Policy Owner is not satisfied with it, he or she may cancel the policy within the time limits described below. The Policy Owner may cancel the policy by sending it with a written request to cancel to American Franklin's Administrative Office.

  A request to cancel the policy must be postmarked no later than the latest of the following two dates:

  .  10 days after the Policy Owner receives his or her policy; or

  .  45 days after the Policy Owner signs Part 1 of the policy application.

  If the Policy Owner cancels the policy, American Franklin will, within seven days of receipt of the policy and a duly executed, timely notice of cancellation, refund an amount equal to the greater of (1) the premiums paid or
(2) the Policy Account value plus any amount deducted from the premiums paid prior to allocation to the Policy Account.

  Insurance coverage ends when a Policy Owner sends a request for cancellation.

LAPSE OF THE POLICY

  If the Net Cash Surrender Value is insufficient to pay the charges that are made against the Policy Account each month, or if the total of any policy loan plus loan interest exceeds the cash surrender value, American Franklin will start procedures to terminate the policy. American Franklin will notify the Policy Owner and any assignee shown on our records in writing that the Net Cash Surrender Value is insufficient to pay monthly charges or that an outstanding policy loan plus loan interest exceeds the Cash Surrender Value of the policy. In either case, American Franklin will notify the Policy Owner and give the Policy Owner a grace period of 61 days to pay an additional premium to prevent lapse of the policy, and that the Policy Owner must pay a specified amount of premium that will cover estimated monthly charges for three months, to avoid lapse of the policy.

  If American Franklin receives payment of at least the stipulated amount before the end of the grace period, the amount paid will be used to satisfy the overdue charges. Any balance left will be placed in the Policy Account and allocated in the same manner as previous premium payments. A payment of less than the Stipulated Amount received before the end of the grace period will be applied to overdue charges but will not prevent lapse of the policy.

  If American Franklin does not receive payment within the 61 days, the policy will lapse without value. American Franklin will withdraw any amount left in the Policy Account and apply this amount to the charges owed to it, including any applicable surrender charge.

  If the Insured Person dies during the grace period, American Franklin will pay the insurance benefits to the beneficiary, minus any outstanding policy loan and loan interest and overdue charges.

REINSTATEMENT OF THE POLICY

  A Policy Owner may reinstate his or her policy within three years after it lapses if:

  .  evidence is provided that the Insured Person is still insurable; and

  . a premium payment sufficient to keep the policy in force for three months after the date it is reinstated is paid to American Franklin

  The effective date of the reinstated policy will be the beginning of the policy month which coincides with or follows the date American Franklin approves the reinstatement application. Upon reinstatement, the maximum surrender charge for the policy will be reduced by the amount of all surrender charges previously imposed on the policy, and for purposes of determining any future surrender charges on the policy, the policy will be deemed to have been in effect since the original Register Date. Previous loans will not be reinstated.

POLICY PERIODS, ANNIVERSARIES, DATES AND AGES

  Policy years, policy months and policy anniversaries are measured from the Register Date shown on the Policy Information page in the policy. Each policy month begins on the same day in each calendar month as the day of the month of the Register Date. For purposes of receiving Policy Owner requests, American Franklin is open from 8:00 a.m. to 3:00 p.m., Springfield, Illinois time.

  If we receive your premiums through payroll allotment, such as salary deduction or salary reduction programs, we consider that we receive your premium on the day we actually receive it, rather than the day the deduction from your payroll occurs. This is important for you to know because your premium receives no interest or earnings for the time between the deduction from your payroll and our receipt of the payment. We currently do not accept military allotment programs.

  The Register Date is the earlier of the Issue Date or the Date of Payment. The Date of Payment will normally be the day of receipt of a check for the full initial premium at American Franklin's Administrative Office. The Issue Date, shown on the Policy Information page of each policy, is the date a policy is actually issued, and depends on the underwriting and other requirements for issuing a particular policy. Contestability is measured from the Issue Date, as is the suicide exclusion.

  The initial net premium will be put in the Policy Account as of the Date of Payment. The initial net premium will be allocated to the VIP Money Market division of the Separate Account, regardless of the Policy Owner's premium allocation percentages, until the first business day 15 days after the Issue Date. Any other net premium received during that period will also be allocated to the VIP Money Market division. On the first business day 15 days after the Issue Date, the amount in the Policy Account will be reallocated in accordance with the Policy Owner's premium allocation percentages. Charges and deductions under the policy are first made as of the Register Date. See "The Features of EquiBuilder II(TM) Policies-Death Benefits," above, regarding the commencement of insurance coverage.

  The Final Policy Date is the policy anniversary nearest the Insured Person's 95th birthday. The policy ends on that date if the Insured Person is still alive and the maturity benefit is paid.

  Generally, references in this Prospectus to the age of the Insured Person refer to his or her age on the birthday nearest to that particular date.

                           FEDERAL TAX CONSIDERATIONS

TAX EFFECTS

  This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident. The tax effects on corporate taxpayers, non-U.S.

residents or non-U.S. citizens, may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax adviser.

IN GENERAL

  Your policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code") and (b) for as long as the investments made by the underlying Funds satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the policy will meet these requirements and that:

  . the death benefit received by the beneficiary under your policy will generally not be subject to federal income tax; and

  . increases in your policy's accumulation value as a result of interest or investment experience will not be subject to federal income tax unless and until there is a distribution from your policy, such as a surrender or a partial surrender.

  The federal income tax consequences of a distribution from your policy can be affected by whether your policy is determined to be a "modified endowment contract," as you can see from the following discussion. In all cases, however, the character of all income that is described below as taxable to the payee will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS

  The Code provides for a "seven-pay test." This test determines if your Policy will be a "modified endowment contract."

  If, at any time during the first seven Policy years:

  .  you have paid a cumulative amount of premiums;

  . the cumulative amount exceeds the premiums you would have paid by the same time under a similar fixed-benefit insurance policy; and

  . the fixed benefit policy was designed (based on certain assumptions mandated under the Code) to provide for paid-up future benefits ("paid-up" means no future premium payments are required) after the payment of seven level annual premiums;

then your Policy will be a modified endowment contract.

  Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the accumulation value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option. A material change will occur as a result of an increase in your policy's specified amount of coverage, and certain other changes.

  If your policy's benefits are reduced during the first seven policy years (or within seven years after a material change), the calculated seven-pay premium limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a decrease in the specified amount that you request or that results from a partial surrender). If the premiums previously paid are greater than the recalculated seven-payment premium level limit, the policy will become a modified endowment contract.

  We have procedures in place, including Policy Owner notification, to prevent additional premium payments from causing your policy to become a modified endowment contract.

  A life insurance policy that is received in a tax free 1035 exchange for a modified endowment contract will also be considered a modified endowment contract.

OTHER EFFECTS OF POLICY CHANGES

  Changes made to your policy (for example, a decrease in specified amount that you request or that results from a partial surrender that you request) may also have other effects on your policy. Such effects may include impacting the maximum amount of premiums that can be paid under your policy, as well as the maximum amount of accumulation value that may be maintained under your policy.

  The premium payments and any death benefits to be paid under any term insurance rider you may purchase under your Policy will not disqualify your Policy as life insurance for tax purposes. However, a term rider may be determined to constitute a "qualified additional benefit" as that term is defined in Section 7702 of the Internal Revenue Code. The death benefit to be paid under a rider that is a "qualified additional benefit" will not be treated as a future benefit of the Policy for tax purposes. The premium payments for the same rider, however, will be treated as future benefits for purposes of compliance with Section 7702. You should consult a qualified tax adviser regarding any term rider you may purchase.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT

  As long as your policy remains in force during the insured person's lifetime and not as a modified endowment contract, a policy loan will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the policy loan generally will not be tax deductible.

  After the first 15 policy years, the proceeds from a partial surrender will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 policy years, however, the proceeds from a partial surrender could be subject to federal income tax, under a complex formula, to the extent that your accumulation value exceeds your basis in your policy.

  On the maturity date or upon full surrender, any excess in the amount of proceeds we pay (including amounts we use to discharge any policy loan) over your basis in the policy, will be subject to federal income tax. In addition, if a policy ends after a grace period while there is a policy loan, the cancellation of such loan and accrued loan interest will be treated as a distribution and could be subject to tax under the above rules. Finally, if you make an assignment of rights or benefits under your policy you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT

  If your policy is a modified endowment contract, any distribution from your policy while the insured person is still living will be taxed on an "income-first" basis. Distributions:

  . include loans (including any increase in the loan amount to pay interest on an existing loan, or an assignment or pledge to secure a loan) or partial surrenders;

  . will be considered taxable income to you to the extent your accumulation value exceeds your basis in the Policy; and

  . have their taxability determined by aggregating all modified endowment contracts issued by the same insurer (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year.

For modified endowment contracts, your basis:

  .  is similar to the basis described above for other policies; and

  . will be increased by the amount of any prior loan under your Policy that was considered taxable income to you.

  A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply:

  .  to taxpayers 59 1/2 years of age or older;

  .  in the case of a disability (as defined in the Code); or

  . to distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

  If your policy ends after a grace period while there is a policy loan, the cancellation of the loan will be treated as a distribution to the extent not previously treated as such and could be subject to tax, including the 10% penalty tax, as described above. In addition, on the maturity date or upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any policy loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

  Distributions that occur during a policy year in which your policy becomes a modified endowment contract, and during any subsequent policy years, will be taxed as described in the two preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

POLICY LAPSES AND REINSTATEMENTS

  A policy which has lapsed may have the tax consequences described above, even though you may be able to reinstate that policy. For tax purposes, some reinstatements may be treated as the purchase of a new insurance contract.

DIVERSIFICATION

  Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Our failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on the income under the policy for the period of the disqualification and for subsequent periods. Also, if the Insured Person died during such period of disqualification or subsequent periods, a portion of the death benefit proceeds would be taxable to the beneficiary. The Separate Account, through the Funds, intends to comply with these requirements. Although we do not have direct control over the investments or activities of the Funds, we have entered into agreements with them requiring the Funds to comply with the diversification requirements of the Section 817(h) Treasury Regulations.

  The Treasury Department has stated that it anticipates the issuance of guidelines prescribing the circumstances in which the ability of a policy owner to direct his or her investment to particular divisions within the Separate Account may cause the policy owner, rather than the insurance company, to be treated as the owner of the assets in the account. Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. If you were considered the owner of the assets of the Separate Account, income and gains from the account would be included in your gross income for federal income tax purposes. Under current law, however, we believe that American Franklin, and not the owner of a policy, would be considered the owner of the assets of the Separate Account.

ESTATE AND GENERATION SKIPPING TAXES

  If the Insured Person is the policy's owner, the death benefit under the policy will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the Insured Person, under certain conditions, only an amount approximately equal to the cash surrender value of the policy would be includable. In addition, an unlimited marital deduction may be available for federal estate tax purposes.

  The enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001 (P.L. 107-16) (the 2001 Act) brought significant change to the transfer tax system, the most notable being the repeal of the estate and generation-skipping transfer (GST) taxes in 2010. Prior to repeal, a number of modifications are made to the maximum estate tax rate and the estate and gift tax applicable exclusion amounts. The 2001 Act increases the estate tax applicable exclusion amount to $1 million for decedents dying in 2002. In order to comply with the Congressional Budget Act of 1974, the 2001 Act provides that all provisions of, and amendments made by, the 2001 Act will not apply to estates of decedents dying, gifts made, or generation-skipping transfers, after December 31, 2010. Unless Congress acts affirmatively in the interim, the Internal Revenue Code will thereafter be applied and administered as if these provisions had not been enacted.

  As a general rule, if a "transfer" is made to a person two or more generations younger than the policy's owner, a generation skipping tax may be payable at rates similar to the maximum estate tax rate in effect at the time. The generation skipping tax provisions generally apply to "transfers" that would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping tax exemption of $1 million. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

  The particular situation of each Policy Owner, Insured Person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate and generation skipping taxes, as well as state and local estate, inheritance and other taxes.

LIFE INSURANCE IN SPLIT DOLLAR ARRANGEMENTS

  Internal Revenue Service ("IRS") has released a technical advice memorandum ("TAM") on the taxability of the insurance policies used in certain split dollar arrangements. A TAM provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

  The Internal Revenue Service issued Notice 2001-10 in 2001, then revoked it in Notice 2002-8, which was released on January 3, 2002. Both Notices were intended to provide guidance regarding the tax treatment of parties entering into split-dollar life insurance arrangements and to revise the applicable standards for valuing the economic benefit provided by current life insurance protection. Notice 2002-8, in addition to revoking the prior Notice, announced that the Service intends to publish proposed regulations which will provide comprehensive guidance on the treatment of split-dollar arrangements. It also sets out a series of transition rules for determining how P.S. 58 rates would or could be applied in determining the value of life insurance protection under split-dollar arrangements until the promised new regulations are proposed and become final. In general, it appears that for arrangements entered into prior to January 28, 2002, the P.S. 58 rules used before Notice 2001-10 can continue to be applied. The timeframe for the release of new regulations is unknown but may be several years.

  In cases of reverse split dollar or equity split dollar arrangements, the IRS has also stated that an employee will be taxed on the value of any economic benefit above and beyond the employer's investment in the contract. We urge you to contact your tax adviser regarding the federal income tax consequences of split dollar arrangements or reverse split dollar arrangements or IRS Notice 2002-8 and any subsequent guidance that is released.

PENSION AND PROFIT-SHARING PLANS

  If a life insurance policy is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Code for the benefit of participants covered under the plan, the federal income tax treatment of such policies will be somewhat different from that described above.

  The reasonable net premium cost for such amount of insurance that is purchased as part of a pension or profit-sharing plan is required to be included annually in the plan participant's gross income. This cost (generally referred to as the "P.S. 58" cost) is reported to the participant annually. If the plan participant dies while covered by the plan and the policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the policy's accumulation value will not be subject to federal income tax. However, the policy's accumulation value will generally be taxable to the extent it exceeds the participant's cost basis in the policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant. The rules for determining P.S. 58 costs are being reviewed by the IRS and may change. Special rules may apply if the participant had borrowed from the policy or was an owner-employee under the plan.

  There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax qualified plan. You should consult a qualified tax adviser.

OTHER EMPLOYEE BENEFIT PROGRAMS

  Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. These policy owners must consider whether the policy was applied for, by, or issued to, a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

ERISA

  Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974, as amended. You should consult a qualified legal adviser.

OUR TAXES

  We report the operations of the Separate Account in our federal income tax return, but we currently pay no income tax on the Separate Account investment income and capital gains, because these items are, for tax purposes, reflected in our variable life insurance policy reserves. We currently make no charge to any Separate Account division for taxes. We reserve the right to make a charge in the future for taxes incurred; for example, a charge to the Separate Account for income taxes we incur that are allocable to the policy.

  We may have to pay state, local or other taxes in addition to applicable taxes based on premiums. At present, these taxes are not substantial. If they increase, we may make charges for such taxes when they are attributable to the Separate Account or allocable to the policy.

  Certain Funds in which the Separate Account assets are invested may elect to pass through to American Franklin taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to American Franklin. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld which are also passed through. These credits may provide a benefit to American Franklin.

WHEN WE WITHHOLD INCOME TAXES

  Generally, unless you provide us with an election to the contrary before we make the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory written notification that no such taxes are due.

  In the case of non-resident aliens who own a policy, the withholding rules may be different. With respect to distributions from modified endowment contracts, non-resident aliens are generally subject to federal income tax withholding at a statutory rate of 30% of the distributed amount. In some cases, the non-resident alien may be subject to lower or even no withholding if the United States has entered into a tax treaty with his or her country of residence.

TAX CHANGES

  The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies. Congress passed tax legislation on May 26, 2001 which modified the existing estate tax law. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change. Any changes in federal, state, local or foreign tax law or interpretation could have a retroactive effect. We suggest you consult a qualified tax adviser.

                ILLUSTRATIONS OF DEATH BENEFITS, POLICY ACCOUNT
              AND CASH SURRENDER VALUES, AND ACCUMULATED PREMIUMS

  The tables set forth below are intended to illustrate how the key financial elements of a policy work. The tables show how death benefits and Policy Account and Cash Surrender Values ("policy benefits") could vary over an extended period of time if the investment divisions of the Separate Account had constant hypothetical gross annual investment returns of 0%, 4%, 8% or 12% over the years covered by each table. The policy benefits will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the figures will be different if the returns averaged 0%, 4%, 8% or 12%, over a period of years but went above or below those figures in individual policy years. The policy benefits will also differ, depending on a particular Policy Owner's premium allocation to each division, if the overall actual rates of return averaged 0%, 4%, 8% or 12%, but went above or below those figures for the individual investment divisions. The tables are for male non-tobacco users. Planned premium payments are assumed to be paid at the beginning of each policy year. The difference between the Policy Account and the Cash Surrender Value in the first ten years is the surrender charge.

  The tables illustrate cost of insurance and expense charges (policy cost factors) at both current rates (which are described under "Deductions and Charges-Deductions from the Policy Account-Cost of Insurance Charge" and "Deductions and Charges-Charges Against the Separate Account," above) and at the maximum rates American Franklin guarantees in the policies. The amounts shown illustrate policy benefits on the last day of selected policy years. The illustrations reflect a daily charge against the Separate Account investment divisions. This charge includes a 0.75% annual charge against the investment divisions of the Separate Account for mortality and expense risks, and a charge for the effect on each division's investment experience of the charges to the Funds' assets for management (0.59% of aggregate average daily net assets is assumed) and direct expenses of the Funds (0.11% of aggregate average daily net assets is assumed). The effect of these adjustments is that on a 0% gross rate of return the net rate of return would be -1.45%, on 4% it would be 2.55%, on 8% it would be 6.55% and on 12% it would be 10.55%. Management fees and direct expenses of the Funds vary by portfolio and may vary from year to year. The charges to the Fund's assets for management and direct expenses are based on the average of the expense ratios of each of the Funds for the last fiscal year and take into account current expense reimbursement arrangements.

  FMR has voluntarily agreed to use a portion of the brokerage commissions paid by certain portfolios to reduce their total expenses. In addition, certain Fidelity portfolios have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Each MFS portfolio has an expense offset arrangement which reduces the portfolios' custodian fee, and the investment adviser has agreed to bear expenses for the MFS Capital Opportunities series such that certain expenses shall not exceed a specified percentage of average net assets. Such arrangements, which may be terminated at any time without notice, will increase a portfolio's yield.

  The tables assume an applicable tax rate based on premiums of 2% (or a tax charge back if we issued the policy in Oregon). There are tables for both Death Benefit Option A and Death Benefit Option B and each option is illustrated using current and guaranteed policy cost factors. The current cost tables assume that the monthly administrative charge remains constant at $6. The guaranteed tables assume that the monthly administrative charge is $6 in the first year and $12 thereafter. In each case, deduction of the current additional monthly administrative charge of $24 per month to cover costs of establishing a policy is assumed in each of the first 12 policy months. The tables reflect the fact that no deduction is currently made for federal or state income taxes. If a charge is made for those taxes in the future, it will take a higher rate of return to produce after-tax returns of 0%, 4%, 8% or 12%. All illustrations assume that no transfers, withdrawals, policy loans, or changes in Face Amount or Death Benefit Option will be made and that no additional benefits are added to the policy.

  The following tables were last updated in the May 1, 2000 EquiBuilder II(TM) Prospectus, because American Franklin no longer sells new EquiBuilder II(TM) policies.

  The second column of each table shows what would happen if an amount equal to the gross premiums were invested to earn interest, after taxes, of 5% compounded annually. These tables show that if a policy is surrendered in its very early years for payment of its Cash Surrender Value, that Cash Surrender Value will be low in comparison to the amount of the premiums accumulated with interest. Thus, the cost of owning a policy for a relatively short time will be high.

  Upon request after issuance American Franklin will provide an illustration of future policy benefits based on both guaranteed and current cost factor assumptions and actual Policy Account value. If illustrations are requested more than once in any policy year, a charge may be imposed.

                    TABLE OF CONTENTS FOR ILLUSTRATIONS

INITIAL FACE AMOUNT $200,000 MALE NON-TOBACCO

                                                PREMIUM            PAGE

Age 40, Option A-Current Charges                 $3,000             43
Age 40, Option A-Guaranteed Charges              $3,000             43
Age 40, Option B-Current Charges                 $3,000             44
Age 40, Option B-Guaranteed Charges              $3,000             44

INITIAL FACE AMOUNT $100,000 MALE NON-TOBACCO

                                                PREMIUM            PAGE

Age 40, Option A-Current Charges                 $1,500             45
Age 40, Option A-Guaranteed Charges              $1,500             45
Age 40, Option B-Current Charges                 $1,500             46
Age 40, Option B-Guaranteed Charges              $1,500             46

                                        EquiBuilder II(TM) Flexible Premium Variable Life Insurance
                                              The American Franklin Life Insurance Company

       INITIAL FACE AMOUNT $200,000                              MALE AGE 40 NON-TOBACCO USER
          DEATH BENEFIT OPTION A                                   ASSUMING CURRENT CHARGES

                                          Insurance Benefit(2)                                     Policy Account(2)
Last Day                              Assuming Hypothetical Gross                             Assuming Hypothetical Gross
   Of                                 Annual Investment Return of                             Annual Investment Return of
 Policy    Accumulated
  Year     Premiums (1)        0%            4%           8%          12%           0%           4%            8%         12%
   1             3,150       200,000       200,000      200,000      200,000       2,260        2,364         2,468       2,572
   2             6,458       200,000       200,000      200,000      200,000       4,752        5,058         5,373       5,697
   3             9,930       200,000       200,000      200,000      200,000       7,186        7,800         8,448       9,131
   4            13,577       200,000       200,000      200,000      200,000       9,564       10,592        11,704      12,908
   5            17,406       200,000       200,000      200,000      200,000      11,886       13,433        15,154      17,064
   6            21,426       200,000       200,000      200,000      200,000      14,155       16,328        18,811      21,642
   7            25,647       200,000       200,000      200,000      200,000      16,343       19,251        22,663      26,661
   8            30,080       200,000       200,000      200,000      200,000      18,454       22,204        26,727      32,172
   9            34,734       200,000       200,000      200,000      200,000      20,490       25,191        31,019      38,233
   10           39,620       200,000       200,000      200,000      200,000      22,452       28,213        35,556      44,904
   11           44,751       200,000       200,000      200,000      200,000      24,341       31,272        40,358      52,257
   12           50,139       200,000       200,000      200,000      200,000      26,185       34,397        45,469      60,394
   13           55,796       200,000       200,000      200,000      200,000      27,953       37,558        50,884      69,375
   14           61,736       200,000       200,000      200,000      200,000      29,648       40,761        56,628      79,300
   15           67,972       200,000       200,000      200,000      200,000      31,270       44,008        62,728      90,281
   16           74,521       200,000       200,000      200,000      200,000      32,815       47,296        69,206     102,436
   17           81,397       200,000       200,000      200,000      200,000      34,248       50,593        76,065     115,884
   18           88,617       200,000       200,000      200,000      200,000      35,551       53,888        83,326     130,777
   19           96,198       200,000       200,000      200,000      203,283      36,747       57,201        91,043     147,307
   20          104,158       200,000       200,000      200,000      221,893      37,820       60,521        99,245     165,592
   25          150,340       200,000       200,000      200,000      352,729      40,674       76,781       149,043     289,122

              PLANNED PREMIUM $3,000


                             Cash Surrender Value(2)
Last Day                   Assuming Hypothetical Gross
   Of                      Annual Investment Return of
 Policy
  Year            0%              4%            8%           12%

   1              1,511           1,615         1,719         1,823
   2              3,733           4,039         4,355         4,678
   3              6,046           6,660         7,308         7,991
   4              8,424           9,452        10,564        11,768
   5             10,746          12,293        14,014        15,924
   6             13,015          15,188        17,671        20,502
   7             15,431          18,339        21,751        25,749
   8             17,770          21,520        26,043        31,488
   9             20,034          24,735        30,563        37,777
   10            22,224          27,985        35,328        44,676
   11            24,341          31,272        40,358        52,257
   12            26,185          34,397        45,469        60,394
   13            27,953          37,558        50,884        69,375
   14            29,648          40,761        56,628        79,300
   15            31,270          44,008        62,728        90,281
   16            32,815          47,296        69,206       102,436
   17            34,248          50,593        76,065       115,884
   18            35,551          53,888        83,326       130,777
   19            36,747          57,201        91,043       147,307
   20            37,820          60,521        99,245       165,592
   25            40,674          76,781       149,043       289,122


                                            EquiBuilder II(TM) Flexible Premium Variable Life Insurance
                                                   The American Franklin Life Insurance Company

                  INITIAL FACE AMOUNT $200,000                                  MALE AGE 40 NON-TOBACCO USER
                     DEATH BENEFIT OPTION A                                      ASSUMING GUARANTEED CHARGES


                                        Insurance Benefit(2)                                      Policy Account(2)
Last Day                            Assuming Hypothetical Gross                              Assuming Hypothetical Gross
   Of                               Annual Investment Return of                              Annual Investment Return of
 Policy     Accumulated
  Year       Premiums (1)     0%           4%           8%          12%          0%          4%           8%        12%

   1           3,150       200,000      200,000      200,000      200,000       2,260       2,364        2,468      2,572
   2           6,458       200,000      200,000      200,000      200,000       4,345       4,643        4,950      5,265
   3           9,930       200,000      200,000      200,000      200,000       6,352       6,933        7,547      8,195
   4          13,577       200,000      200,000      200,000      200,000       8,279       9,230       10,263     11,385
   5          17,406       200,000      200,000      200,000      200,000      10,124      11,533       13,107     14,861
   6          21,426       200,000      200,000      200,000      200,000      11,884      13,837       16,080     18,651
   7          25,647       200,000      200,000      200,000      200,000      13,558      16,142       19,194     22,791
   8          30,080       200,000      200,000      200,000      200,000      15,142      18,443       22,454     27,316
   9          34,734       200,000      200,000      200,000      200,000      16,633      20,738       25,869     32,269
   10         39,620       200,000      200,000      200,000      200,000      18,027      23,020       29,444     37,694
   11         44,751       200,000      200,000      200,000      200,000      19,320      25,287       33,191     43,645
   12         50,139       200,000      200,000      200,000      200,000      20,497      27,523       37,110     50,174
   13         55,796       200,000      200,000      200,000      200,000      21,548      29,718       41,206     57,341
   14         61,736       200,000      200,000      200,000      200,000      22,460      31,859       45,484     65,219
   15         67,972       200,000      200,000      200,000      200,000      23,216      33,929       49,947     73,886
   16         74,521       200,000      200,000      200,000      200,000      23,809      35,919       54,609     83,443
   17         81,397       200,000      200,000      200,000      200,000      24,224      37,816       59,481     94,003
   18         88,617       200,000      200,000      200,000      200,000      24,459      39,615       64,584    105,702
   19         96,198       200,000      200,000      200,000      200,000      24,498      41,303       69,937    118,696
   20        104,158       200,000      200,000      200,000      200,000      24,330      42,868       75,563    133,165
   25        150,340       200,000      200,000      200,000      284,054      19,335      47,864      108,559    232,831

                                       PLANNED PREMIUM $3,000

                                       Cash Surrender Value(2)
Last Day                             Assuming Hypothetical Gross
   Of                                Annual Investment Return of
 Policy
  Year           0%              4%            8%           12%

   1            1,511           1,615         1,719         1,823
   2            3,326           3,624         3,931         4,246
   3            5,212           5,793         6,407         7,055
   4            7,139           8,090         9,123        10,245
   5            8,984          10,393        11,967        13,721
   6           10,744          12,697        14,940        17,511
   7           12,646          15,230        18,282        21,879
   8           14,458          17,759        21,770        26,632
   9           16,177          20,282        25,413        31,813
   10          17,799          22,792        29,216        37,466
   11          19,320          25,287        33,191        43,645
   12          20,497          27,523        37,110        50,174
   13          21,548          29,718        41,206        57,341
   14          22,460          31,859        45,484        65,219
   15          23,216          33,929        49,947        73,886
   16          23,809          35,919        54,609        83,443
   17          24,224          37,816        59,481        94,003
   18          24,459          39,615        64,584       105,702
   19          24,498          41,303        69,937       118,696
   20          24,330          42,868        75,563       133,165
   25          19,335          47,864       108,559       232,831

(1) Assumes Net Interest of 5% compounded annually.

(2) Assumes no policy loan has been made. The death benefits and Policy Account and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefits and Policy Account and Cash Surrender Values for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefits and Policy Account and Cash Surrender Values for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the Separate Account and the different rates of return of the Funds if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% and 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                               EquiBuilder II(TM) Flexible Premium Variable Life Insurance
                                                     The American Franklin Life Insurance Company

                  INITIAL FACE AMOUNT $200,000                                    MALE AGE 40 NON-TOBACCO USER
                     DEATH BENEFIT OPTION B                                         ASSUMING CURRENT CHARGES

                                          Insurance Benefit(2)                                       Policy Account(2)
Last Day                               Assuming Hypothetical Gross                              Assuming Hypothetical Gross
   of                                  Annual Investment Return of                              Annual Investment Return of
 Policy        Accumulated
  Year         Premiums (1)      0%           4%           8%          12%           0%           4%           8%          12%
   1             3,150        202,256      202,360      202,464      202,568        2,256        2,360        2,464        2,568
   2             6,458        204,740      205,046      205,360      205,683        4,740        5,046        5,360        5,683
   3             9,930        207,162      207,774      208,420      209,100        7,162        7,774        8,420        9,100
   4            13,577        209,523      210,545      211,652      212,850        9,523       10,545       11,652       12,850
   5            17,406        211,822      213,359      215,068      216,965       11,822       13,359       15,068       16,965
   6            21,426        214,062      216,218      218,680      221,488       14,062       16,218       18,680       21,488
   7            25,647        216,211      219,090      222,469      226,426       16,211       19,090       22,469       26,426
   8            30,080        218,275      221,980      226,448      231,826       18,275       21,980       26,448       31,826
   9            34,734        220,252      224,886      230,630      237,737       20,252       24,886       30,630       37,737
   10           39,620        222,143      227,808      235,025      244,210       22,143       27,808       35,025       44,210
   11           44,751        223,950      230,745      239,649      251,305       23,950       30,745       39,649       51,305
   12           50,139        225,702      233,729      244,546      259,118       25,702       33,729       44,546       59,118
   13           55,796        227,364      236,722      249,696      267,686       27,364       36,722       49,696       67,686
   14           61,736        228,938      239,727      255,117      277,091       28,938       39,727       55,117       77,091
   15           67,972        230,423      242,741      260,824      287,418       30,423       42,741       60,824       87,418
   16           74,521        231,814      245,757      266,829      298,756       31,814       45,757       66,829       98,756
   17           81,397        233,066      248,729      273,103      311,164       33,066       48,729       73,103      111,164
   18           88,617        234,158      251,632      279,641      324,731       34,158       51,632       79,641      124,731
   19           96,198        235,116      254,487      286,483      339,602       35,116       54,487       86,483      139,602
   20          104,158        235,918      257,272      293,626      355,878       35,918       57,272       93,626      155,878
   25          150,340        236,768      269,081      333,551      459,370       36,768       69,081      133,551      259,370

                    PLANNED PREMIUM $3,000

                                Cash Surrender Value(2)
Last Day                      Assuming Hypothetical Gross
   of                         Annual Investment Return of
 Policy
  Year         0%            4%            8%           12%

   1          1,508         1,611         1,715         1,819
   2          3,721         4,027         4,342         4,664
   3          6,022         6,634         7,280         7,960
   4          8,383         9,405        10,512        11,710
   5         10,682        12,219        13,928        15,825
   6         12,922        15,078        17,540        20,348
   7         15,299        18,178        21,557        25,514
   8         17,591        21,296        25,764        31,142
   9         19,796        24,430        30,174        37,281
   10        21,915        27,580        34,797        43,982
   11        23,950        30,745        39,649        51,305
   12        25,702        33,729        44,546        59,118
   13        27,364        36,722        49,696        67,686
   14        28,938        39,727        55,117        77,091
   15        30,423        42,741        60,824        87,418
   16        31,814        45,757        66,829        98,756
   17        33,066        48,729        73,103       111,164
   18        34,158        51,632        79,641       124,731
   19        35,116        54,487        86,483       139,602
   20        35,918        57,272        93,626       155,878
   25        36,768        69,081       133,551       259,370

                                            EquiBuilder II(TM) Flexible Premium Variable Life Insurance
                                                  The American Franklin Life Insurance Company

                  INITIAL FACE AMOUNT $200,000                                    MALE AGE 40 NON-TOBACCO USER
                     DEATH BENEFIT OPTION B                                       ASSUMING GUARANTEED CHARGES

                                          Insurance Benefit(2)                                       Policy Account(2)
Last Day                               Assuming Hypothetical Gross                              Assuming Hypothetical Gross
   of                                  Annual Investment Return of                              Annual Investment Return of
 Policy        Accumulated
  Year         Premiums (1)      0%           4%           8%          12%           0%           4%           8%        12%

   1             3,150        202,256      202,360      202,464      202,568        2,256        2,360        2,464      2,568
   2             6,458        204,325      204,622      204,928      205,242        4,325        4,622        4,928      5,242
   3             9,930        206,309      206,885      207,495      208,139        6,309        6,885        7,495      8,139
   4            13,577        208,202      209,143      210,166      211,276        8,202        9,143       10,166     11,276
   5            17,406        210,004      211,394      212,946      214,676       10,004       11,394       12,946     14,676
   6            21,426        211,709      213,629      215,833      218,359       11,709       13,629       15,833     18,359
   7            25,647        213,315      215,846      218,833      222,353       13,315       15,846       18,833     22,353
   8            30,080        214,819      218,038      221,947      226,683       14,819       18,038       21,947     26,683
   9            34,734        216,216      220,199      225,175      231,379       16,216       20,199       25,175     31,379
   10           39,620        217,499      222,320      228,518      236,472       17,499       22,320       28,518     36,472
   11           44,751        218,664      224,394      231,976      241,996       18,664       24,394       31,976     41,996
   12           50,139        219,696      226,401      235,539      247,978       19,696       26,401       35,539     47,978
   13           55,796        220,579      228,323      239,196      254,450       20,579       28,323       39,196     54,450
   14           61,736        221,301      230,142      242,937      261,446       21,301       30,142       42,937     61,446
   15           67,972        221,842      231,833      246,746      268,999       21,842       31,833       46,746     68,999
   16           74,521        222,192      233,381      250,613      277,154       22,192       33,381       50,613     77,154
   17           81,397        222,339      234,765      254,527      285,958       22,339       34,765       54,527     85,958
   18           88,617        222,277      235,974      258,482      295,471       22,277       35,974       58,482     95,471
   19           96,198        221,994      236,987      262,464      305,751       21,994       36,987       62,464    105,751
   20          104,158        221,479      237,784      266,460      316,865       21,479       37,784       66,460    116,865
   25          150,340        214,424      237,158      285,439      386,459       14,424       37,158       85,439    186,459

                      PLANNED PREMIUM $3,000

                            Cash Surrender Value(2)
Last Day                  Assuming Hypothetical Gross
   of                     Annual Investment Return of
 Policy
  Year               0%            4%            8%           12%

   1               1,508         1,611         1,715         1,819
   2               3,307         3,603         3,909         4,223
   3               5,169         5,745         6,355         6,999
   4               7,062         8,003         9,026        10,136
   5               8,864        10,254        11,806        13,536
   6              10,569        12,489        14,693        17,219
   7              12,403        14,934        17,921        21,441
   8              14,135        17,354        21,263        25,999
   9              15,760        19,743        24,719        30,923
   10             17,271        22,092        28,290        36,244
   11             18,664        24,394        31,976        41,996
   12             19,696        26,401        35,539        47,978
   13             20,579        28,323        39,196        54,450
   14             21,301        30,142        42,937        61,446
   15             21,842        31,833        46,746        68,999
   16             22,192        33,381        50,613        77,154
   17             22,339        34,765        54,527        85,958
   18             22,277        35,974        58,482        95,471
   19             21,994        36,987        62,464       105,751
   20             21,479        37,784        66,460       116,865
   25             14,424        37,158        85,439       186,459

(1) Assumes Net Interest of 5% compounded annually.

(2) Assumes no policy loan has been made. The death benefits and Policy Account and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefits and Policy Account and Cash Surrender Values for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefits and Policy Account and Cash Surrender Values for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the Separate Account and the different rates of return of the Funds if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% and 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                               EquiBuilder II(TM) Flexible Premium Variable Life Insurance
                                                     The American Franklin Life Insurance Company

                 INITIAL FACE AMOUNT $100,000                                 MALE AGE 40 NON-TOBACCO USER
                    DEATH BENEFIT OPTION A                                      ASSUMING CURRENT CHARGES


                                        Insurance Benefit(2)                                     Policy Account(2)
Last Day                             Assuming Hypothetical Gross                            Assuming Hypothetical Gross
   of                                Annual Investment Return of                            Annual Investment Return of
 Policy        Accumulated
  Year         Premiums (1)     0%           4%           8%          12%            0%           4%           8%          12%
   1             1,575       100,000      100,000      100,000      100,000           940          987        1,035        1,083
   2             3,229       100,000      100,000      100,000      100,000         2,137        2,278        2,422        2,571
   3             4,965       100,000      100,000      100,000      100,000         3,306        3,589        3,888        4,202
   4             6,788       100,000      100,000      100,000      100,000         4,444        4,920        5,436        5,994
   5             8,703       100,000      100,000      100,000      100,000         5,553        6,273        7,074        7,963
   6            10,713       100,000      100,000      100,000      100,000         6,632        7,648        8,807       10,128
   7            12,824       100,000      100,000      100,000      100,000         7,669        9,031       10,628       12,497
   8            15,040       100,000      100,000      100,000      100,000         8,663       10,422       12,542       15,092
   9            17,367       100,000      100,000      100,000      100,000         9,615       11,823       14,558       17,940
   10           19,810       100,000      100,000      100,000      100,000        10,523       13,232       16,681       21,068
   11           22,376       100,000      100,000      100,000      100,000        11,392       14,652       18,922       24,511
   12           25,069       100,000      100,000      100,000      100,000        12,234       16,097       21,304       28,316
   13           27,898       100,000      100,000      100,000      100,000        13,034       17,554       23,821       32,514
   14           30,868       100,000      100,000      100,000      100,000        13,790       19,019       26,483       37,146
   15           33,986       100,000      100,000      100,000      100,000        14,506       20,497       29,305       42,269
   16           37,261       100,000      100,000      100,000      100,000        15,178       21,987       32,297       47,938
   17           40,699       100,000      100,000      100,000      100,000        15,785       23,469       35,456       54,205
   18           44,309       100,000      100,000      100,000      100,000        16,317       24,933       38,788       61,142
   19           48,099       100,000      100,000      100,000      100,000        16,787       26,394       42,323       68,843
   20           52,079       100,000      100,000      100,000      103,712        17,185       27,842       46,072       77,397
   25           75,170       100,000      100,000      100,000      164,948        17,672       34,573       68,662      135,203

                              PLANNED PREMIUM $1,500

                                   Cash Surrender Value(2)
Last Day                         Assuming Hypothetical Gross
   of                            Annual Investment Return of
 Policy
  Year                 0%            4%            8%             12%

   1                    565           613           661             709
   2                  1,628         1,768         1,913           2,061
   3                  2,736         3,019         3,318           3,632
   4                  3,874         4,350         4,866           5,424
   5                  4,983         5,703         6,504           7,393
   6                  6,062         7,078         8,237           9,558
   7                  7,213         8,575        10,172          12,041
   8                  8,321        10,080        12,200          14,750
   9                  9,387        11,595        14,330          17,712
   10                10,409        13,118        16,567          20,954
   11                11,392        14,652        18,922          24,511
   12                12,234        16,097        21,304          28,316
   13                13,034        17,554        23,821          32,514
   14                13,790        19,019        26,483          37,146
   15                14,506        20,497        29,305          42,269
   16                15,178        21,987        32,297          47,938
   17                15,785        23,469        35,456          54,205
   18                16,317        24,933        38,788          61,142
   19                16,787        26,394        42,323          68,843
   20                17,185        27,842        46,072          77,397
   25                17,672        34,573        68,662         135,203

                                              EquiBuilder II(TM) Flexible Premium Variable Life Insurance
                                                     The American Franklin Life Insurance Company

                 INITIAL FACE AMOUNT $100,000                                 MALE AGE 40 NON-TOBACCO USER
                    DEATH BENEFIT OPTION A                                     ASSUMING GUARANTEED CHARGES

                                        Insurance Benefit(2)                                   Policy Account(2)
Last Day                             Assuming Hypothetical Gross                          Assuming Hypothetical Gross
   of                                Annual Investment Return of                          Annual Investment Return of
 Policy        Accumulated
  Year         Premiums (1)     0%           4%           8%          12%            0%           4%           8%         12%

   1             1,575       100,000      100,000      100,000      100,000           940          987        1,035       1,083
   2             3,229       100,000      100,000      100,000      100,000         1,913        2,048        2,188       2,332
   3             4,965       100,000      100,000      100,000      100,000         2,848        3,112        3,392       3,688
   4             6,788       100,000      100,000      100,000      100,000         3,743        4,177        4,649       5,161
   5             8,703       100,000      100,000      100,000      100,000         4,598        5,242        5,962       6,764
   6            10,713       100,000      100,000      100,000      100,000         5,411        6,305        7,333       8,510
   7            12,824       100,000      100,000      100,000      100,000         6,181        7,366        8,765      10,413
   8            15,040       100,000      100,000      100,000      100,000         6,907        8,422       10,261      12,489
   9            17,367       100,000      100,000      100,000      100,000         7,587        9,471       11,824      14,759
   10           19,810       100,000      100,000      100,000      100,000         8,219       10,510       13,457      17,240
   11           22,376       100,000      100,000      100,000      100,000         8,799       11,537       15,164      19,958
   12           25,069       100,000      100,000      100,000      100,000         9,323       12,546       16,943      22,935
   13           27,898       100,000      100,000      100,000      100,000         9,783       13,529       18,797      26,196
   14           30,868       100,000      100,000      100,000      100,000        10,173       14,480       20,726      29,773
   15           33,986       100,000      100,000      100,000      100,000        10,484       15,391       22,730      33,701
   16           37,261       100,000      100,000      100,000      100,000        10,713       16,255       24,814      38,023
   17           40,699       100,000      100,000      100,000      100,000        10,853       17,067       26,981      42,789
   18           44,309       100,000      100,000      100,000      100,000        10,901       17,822       29,240      48,059
   19           48,099       100,000      100,000      100,000      100,000        10,850       18,514       31,597      53,901
   20           52,079       100,000      100,000      100,000      100,000        10,694       19,136       34,060      60,394
   25           75,170       100,000      100,000      100,000      128,806         7,794       20,652       48,195     105,578

                 PLANNED PREMIUM $1,500

                            Cash Surrender Value(2)
Last Day                  Assuming Hypothetical Gross
   of                     Annual Investment Return of
 Policy
  Year               0%            4%            8%             12%

   1                 565           613           661             709
   2               1,403         1,539         1,678           1,822
   3               2,278         2,542         2,822           3,118
   4               3,173         3,607         4,079           4,591
   5               4,028         4,672         5,392           6,194
   6               4,841         5,735         6,763           7,940
   7               5,725         6,910         8,309           9,957
   8               6,565         8,080         9,919          12,147
   9               7,359         9,243        11,596          14,531
   10              8,105        10,396        13,343          17,126
   11              8,799        11,537        15,164          19,958
   12              9,323        12,546        16,943          22,935
   13              9,783        13,529        18,797          26,196
   14             10,173        14,480        20,726          29,773
   15             10,484        15,391        22,730          33,701
   16             10,713        16,255        24,814          38,023
   17             10,853        17,067        26,981          42,789
   18             10,901        17,822        29,240          48,059
   19             10,850        18,514        31,597          53,901
   20             10,694        19,136        34,060          60,394
   25              7,794        20,652        48,195         105,578

(1) Assumes Net Interest of 5% compounded annually.

(2) Assumes no policy loan has been made. The death benefits and Policy Account and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefits and Policy Account and Cash Surrender Values for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefits and Policy Account and Cash Surrender Values for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the Separate Account and the different rates of return of the Funds if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% and 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                              EquiBuilder II(TM) Flexible Premium Variable Life Insurance
                                                    The American Franklin Life Insurance Company

             INITIAL FACE AMOUNT $100,000                      MALE AGE 40 NON-TOBACCO USER
                DEATH BENEFIT OPTION B                           ASSUMING CURRENT CHARGES

                                    Insurance Benefit(2)                        Policy Account(2)
Last Day                        Assuming Hypothetical Gross                Assuming Hypothetical Gross
   of                           Annual Investment Return of                Annual Investment Return of
 Policy       Accumulated
  Year        Premiums (1)   0%         4%         8%        12%        0%        4%        8%        12%
   1             1,575    100,938    100,985    101,033    101,081       938       985     1,033      1,081
   2             3,229    102,132    102,272    102,416    102,564     2,132     2,272     2,416      2,564
   3             4,965    103,294    103,576    103,873    104,187     3,294     3,576     3,873      4,187
   4             6,788    104,423    104,896    105,409    105,964     4,423     4,896     5,409      5,964
   5             8,703    105,519    106,235    107,030    107,912     5,519     6,235     7,030      7,912
   6            10,713    106,584    107,590    108,739    110,047     6,584     7,590     8,739     10,047
   7            12,824    107,600    108,947    110,527    112,374     7,600     8,947    10,527     12,374
   8            15,040    108,568    110,304    112,395    114,910     8,568    10,304    12,395     14,910
   9            17,367    109,489    111,662    114,352    117,678     9,489    11,662    14,352     17,678
   10           19,810    110,359    113,016    116,399    120,699    10,359    13,016    16,399     20,699
   11           22,376    111,183    114,371    118,544    124,003    11,183    14,371    18,544     24,003
   12           25,069    111,975    115,739    120,809    127,634    11,975    15,739    20,809     27,634
   13           27,898    112,717    117,104    123,182    131,607    12,717    17,104    23,182     31,607
   14           30,868    113,406    118,459    125,667    135,954    13,406    18,459    25,667     35,954
   15           33,986    114,046    119,810    128,273    140,718    14,046    19,810    28,273     40,718
   16           37,261    114,633    121,150    131,005    145,939    14,633    21,150    31,005     45,939
   17           40,699    115,142    122,453    133,842    151,635    15,142    22,453    33,842     51,635
   18           44,309    115,558    123,703    136,778    157,843    15,558    23,703    36,778     57,843
   19           48,099    115,899    124,914    139,833    164,631    15,899    24,914    39,833     64,631
   20           52,079    116,151    126,069    143,000    172,046    16,151    26,069    43,000     72,046
   25           75,170    115,580    130,395    160,184    218,900    15,580    30,395    60,184    118,900

             PLANNED PREMIUM $1,500

                    Cash Surrender Value(2)
Last Day          Assuming Hypothetical Gross
   of             Annual Investment Return of
 Policy
  Year           0%        4%        8%        12%

   1            563       611       659        707
   2          1,622     1,762     1,906      2,054
   3          2,724     3,006     3,303      3,617
   4          3,853     4,326     4,839      5,394
   5          4,949     5,665     6,460      7,342
   6          6,014     7,020     8,169      9,477
   7          7,144     8,491    10,071     11,918
   8          8,226     9,962    12,053     14,568
   9          9,261    11,434    14,124     17,450
   10        10,245    12,902    16,285     20,585
   11        11,183    14,371    18,544     24,003
   12        11,975    15,739    20,809     27,634
   13        12,717    17,104    23,182     31,607
   14        13,406    18,459    25,667     35,954
   15        14,046    19,810    28,273     40,718
   16        14,633    21,150    31,005     45,939
   17        15,142    22,453    33,842     51,635
   18        15,558    23,703    36,778     57,843
   19        15,899    24,914    39,833     64,631
   20        16,151    26,069    43,000     72,046
   25        15,580    30,395    60,184    118,900

                                             EquiBuilder II(TM) Flexible Premium Variable Life Insurance
                                                    The American Franklin Life Insurance Company

             INITIAL FACE AMOUNT $100,000                      MALE AGE 40 NON-TOBACCO USER
                DEATH BENEFIT OPTION B                          ASSUMING GUARANTEED CHARGES

                                    Insurance Benefit(2)                        Policy Account(2)
Last Day                        Assuming Hypothetical Gross                Assuming Hypothetical Gross
   of                           Annual Investment Return of                Annual Investment Return of
 Policy       Accumulated
  Year        Premiums (1)   0%         4%         8%        12%        0%        4%        8%        12%

   1             1,575    100,938    100,985    101,033    101,081       938       985     1,033      1,081
   2             3,229    101,904    102,039    102,178    102,321     1,904     2,039     2,178      2,321
   3             4,965    102,828    103,090    103,368    103,661     2,828     3,090     3,368      3,661
   4             6,788    103,707    104,137    104,604    105,111     3,707     4,137     4,604      5,111
   5             8,703    104,543    105,178    105,888    106,679     4,543     5,178     5,888      6,679
   6            10,713    105,330    106,210    107,219    108,375     5,330     6,210     7,219      8,375
   7            12,824    106,070    107,230    108,599    110,211     6,070     7,230     8,599     10,211
   8            15,040    106,759    108,235    110,027    112,198     6,759     8,235    10,027     12,198
   9            17,367    107,395    109,223    111,505    114,350     7,395     9,223    11,505     14,350
   10           19,810    107,976    110,188    113,031    116,679     7,976    10,188    13,031     16,679
   11           22,376    108,498    111,127    114,605    119,200     8,498    11,127    14,605     19,200
   12           25,069    108,954    112,030    116,221    121,926     8,954    12,030    16,221     21,926
   13           27,898    109,338    112,888    117,874    124,868     9,338    12,888    17,874     24,868
   14           30,868    109,641    113,692    119,557    128,041     9,641    13,692    19,557     28,041
   15           33,986    109,855    114,430    121,262    131,459     9,855    14,430    21,262     31,459
   16           37,261    109,974    115,093    122,983    135,140     9,974    15,093    22,983     35,140
   17           40,699    109,992    115,671    124,713    139,103     9,992    15,671    24,713     39,103
   18           44,309    109,907    116,159    126,449    143,375     9,907    16,159    26,449     43,375
   19           48,099    109,712    116,546    128,182    147,979     9,712    16,546    28,182     47,979
   20           52,079    109,402    116,822    129,906    152,943     9,402    16,822    29,906     52,943
   25           75,170    105,621    115,847    137,730    183,969     5,621    15,847    37,730     83,969

            PLANNED PREMIUM $1,500

                   Cash Surrender Value(2)
Last Day         Assuming Hypothetical Gross
   of            Annual Investment Return of
 Policy
  Year           0%        4%        8%        12%

   1           563       611       659        707
   2         1,394     1,529     1,668      1,811
   3         2,258     2,520     2,798      3,091
   4         3,137     3,567     4,034      4,541
   5         3,973     4,608     5,318      6,109
   6         4,760     5,640     6,649      7,805
   7         5,614     6,774     8,143      9,755
   8         6,417     7,893     9,685     11,856
   9         7,167     8,995    11,277     14,122
   10        7,862    10,074    12,917     16,565
   11        8,498    11,127    14,605     19,200
   12        8,954    12,030    16,221     21,926
   13        9,338    12,888    17,874     24,868
   14        9,641    13,692    19,557     28,041
   15        9,855    14,430    21,262     31,459
   16        9,974    15,093    22,983     35,140
   17        9,992    15,671    24,713     39,103
   18        9,907    16,159    26,449     43,375
   19        9,712    16,546    28,182     47,979
   20        9,402    16,822    29,906     52,943
   25        5,621    15,847    37,730     83,969

(1) Assumes Net Interest of 5% compounded annually.

(2) Assumes no policy loan has been made. The death benefits and Policy Account and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefits and Policy Account and Cash Surrender Values for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefits and Policy Account and Cash Surrender Values for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the Separate Account and the different rates of return of the Funds if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% and 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             ADDITIONAL INFORMATION

                        VOTING RIGHTS OF A POLICY OWNER

VOTING RIGHTS OF THE FUNDS

  As was explained in "Separate Account Investment Choices," above, the assets in the divisions of the Separate Account are invested in shares of the corresponding portfolios of the Funds. American Franklin is the legal owner of the shares and, as such, has the right to vote on certain matters. Among other things, it may vote to:

  a.   elect the Boards of Trustees of the Funds;

  b.   ratify the selection of independent auditors for the Funds; and

  c. vote on any other matters described in the current prospectuses of the Funds or requiring a vote by shareholders under the Investment Company Act of 1940.

  Even though American Franklin owns the shares, American Franklin will provide Policy Owners the opportunity to tell it how to vote the number of shares that are allocated to their policies. American Franklin will vote those shares at meetings of shareholders of the Funds according to such instructions. If American Franklin does not receive instructions in time from all Policy Owners, it will vote shares for which no instructions have been received in a portfolio in the same proportion as it votes shares for which it received instructions in that portfolio. American Franklin will also vote any shares of the Funds that it is entitled to vote directly due to amounts it has accumulated in the Separate Account in the same proportions that Policy Owners vote. If the federal securities laws or regulations or interpretations of them change so that American Franklin is permitted to vote shares of the Funds without seeking instructions from Policy Owners or to restrict Policy Owner voting, American Franklin may do so.

DETERMINATION OF VOTING SHARES

  A Policy Owner may participate in voting only on matters concerning a Fund's portfolios in which his or her assets have been invested. American Franklin determines the number of a Fund's shares in each division that are attributable to a particular policy by dividing the amount in the Policy Account allocated to that division by the net asset value of one share of the corresponding portfolio as of the record date set by the Fund's Board for the Fund's shareholders meeting. The record date for this purpose must be at least 10 and no more than 90 days before the meeting of the Fund. American Franklin will count fractional shares for these purposes.

  For example, suppose that a Policy Account has a net value of $3,000, with 50% of this amount being attributable to the VIP Equity-Income division and 50% being attributable to the VIP Money Market division, which means that $1,500 is in each division. Assume that the net asset value of one share in the corresponding VIP Equity-Income Portfolio is $150 and the net asset value of one share in the corresponding VIP Money Market Portfolio is $100. If the $1,500 in each division is divided by the net asset value of one share, the Policy Owner will have the right to instruct American Franklin regarding 10 shares for the VIP Equity-Income division and 15 shares for the VIP Money Market division.

  American Franklin will send proxy material and a form for giving voting instructions to each Policy Owner that has voting rights. In certain cases, American Franklin may disregard instructions relating to approval of investments or contracts with an adviser to a Fund or relating to changes in a Fund's investment adviser, principal underwriter or the investment policies of its portfolios. If it does so, American Franklin will advise the Policy Owners and give its reasons in the next semiannual report to Policy Owners.

HOW SHARES OF THE FUNDS ARE VOTED

  All shares of the Funds are entitled to one vote. The votes of all divisions are cast together on an aggregate basis, except on matters where the interests of the portfolios differ. In such cases, voting is on a portfolio-by-portfolio basis. In these cases, the approval of the shareholders in one portfolio is not needed to make a decision in another portfolio. Examples of matters that would require a portfolio-by-portfolio vote are changes in the fundamental investment policy of a particular portfolio or approval of an investment advisory agreement. Shareholders in a portfolio not affected by a particular matter generally would not be entitled to vote on it.

VOTING PRIVILEGES OF PARTICIPANTS IN OTHER SEPARATE ACCOUNTS

  Shares of the Funds may be owned by other separate accounts of American Franklin or by separate accounts of other insurance companies affiliated or unaffiliated with American Franklin. Shares owned by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those other insurance companies. Moreover, American Franklin expects that the number of shares owned in the Funds by separate accounts of insurance companies that are not affiliated with American Franklin will initially exceed the number of shares owned by the Separate Account. These factors will dilute the effect of the voting instructions of Policy Owners. American Franklin currently does not foresee any disadvantages to Policy Owners arising out of this. The Securities and Exchange Commission has granted the Funds exemptive orders pursuant to the Investment Company Act of 1940 that permit the Funds to offer their shares to separate accounts, like the Separate Account, that are maintained by life insurance companies that are not affiliated with the Funds. Those exemptive orders impose several conditions on the Funds and participating separate accounts to protect the holders of interests in the various separate accounts investing in shares of the Funds. The Boards of Trustees of the Funds have agreed to monitor events in order to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response by, and at the expense of, American Franklin or one or more of the other participating insurance companies. American Franklin and the other participating insurance companies are obligated to report potential or existing conflicts of interest to the Funds' Boards of Trustees. If American Franklin believes that a Fund's response to any of those events insufficiently protects Policy Owners, American Franklin will take appropriate action to protect Policy Owners. Corrective action for an irreconcilable conflict of interest involving the Separate Account might include withdrawal of the assets of the Separate Account from a Fund. Also, if American Franklin ever believes that any of the Funds' portfolios is so large as to impair materially the investment performance of a portfolio or a Fund, American Franklin will examine other investment options.

SEPARATE ACCOUNT VOTING RIGHTS

  Under the Investment Company Act of 1940, certain actions (such as some of those described under "Separate Account Investment Choices-Right to Change Operations," above) may require Policy Owner approval. In that case, a Policy Owner will be entitled to one vote for every $100 of value allocated to his or her policy in the investment divisions of the Separate Account, and a proportionate fractional vote for any amount less than $100. American Franklin will cast votes attributable to amounts retained in the investment divisions of the Separate Account in the same proportions as votes cast by Policy Owners.

                            REPORTS TO POLICY OWNERS

  After the end of each policy year, each Policy Owner will be sent a report that shows the current death benefit for his or her policy, the value of his or her Policy Account, information about investment divisions, the Cash Surrender Value of his or her policy, the amount of any outstanding policy loans, the amount of any interest owed on the loan and information about the current loan interest rate. The annual report will also show any transactions involving the Policy Owner's Policy Account that occurred during the year. Transactions include premium allocations, deductions, and any transfers or withdrawals that were made in that year.

  In addition, reports will also contain any other information that is required by the insurance supervisory official in the jurisdiction in which a policy is delivered.

  Notices will be sent to Policy Owners for transfers of amounts between investment divisions and certain other policy transactions.

            LIMITS ON AMERICAN FRANKLIN'S RIGHT TO CHALLENGE A POLICY

  American Franklin can challenge the validity of an insurance policy (based on material misstatements in the application or, with respect to any policy change, based on material misstatements in the application for the change) if it appears that the Insured Person is not actually covered by the policy under American Franklin's rules. However, there are some limits on how and when American Franklin can challenge the policy.

  Except on the basis of fraud, American Franklin cannot challenge the policy after it has been in effect, during the Insured Person's lifetime, for two years from the date the policy was issued or reinstated. (Some states may require this time to be measured in some other way.)

  Except on the basis of fraud, American Franklin cannot challenge any policy change that requires evidence of insurability (such as an increase in Face Amount) after the change has been in effect for two years during the Insured Person's lifetime.

  American Franklin can challenge at any time (and require proof of continuing disability) an additional benefit that provides benefits to the Insured Person in the event that the Insured Person becomes totally disabled.

  If the Insured Person dies within the time that the validity of the policy may be challenged, American Franklin may delay payment until it decides whether to challenge the policy.

  If the Insured Person's age or sex is misstated on any application, the death benefit and any additional benefits provided will be those which would have been purchased by the most recent deduction for the cost of insurance and the cost of any additional benefits at the Insured Person's correct age and sex.

  If the Insured Person commits suicide within two years after the date on which the policy was issued or reinstated, American Franklin will limit the proceeds payable to the total of all premiums that have been paid to the time of death minus the amount of any outstanding policy loan and loan interest and minus any partial withdrawals of Net Cash Surrender Value. If the Insured Person commits suicide within two years after the effective date of an increase in death benefit that the Policy Owner requested, American Franklin will pay the death benefit which was in effect before the increase, plus the monthly cost of insurance deductions for the increase (including the expense charge). (Some states require this time to be measured by some other date.)

                                PAYMENT OPTIONS

  Policy benefits or other payments such as the Net Cash Surrender Value or death benefit may be paid immediately in one sum or another form of payment described below may be designated for all or part of the proceeds. Payments under these options are not affected by the investment experience of any investment division of the Separate Account. Instead, interest accrues pursuant to the options chosen (such interest will be appropriately includable in federal gross income of the beneficiary). If the Policy Owner does not arrange for a specific form of payment before the Insured Person dies, the beneficiary will have his choice. However, if the Policy Owner makes an arrangement for payment of the money, the beneficiary cannot change that choice after the Insured Person dies. Payment Options will also be subject to American Franklin's rules at the time of selection. Currently, these alternate payment options are only available if the proceeds applied are $1,000 or more and any periodic payment will be at least $20.

  The following payment options are generally available:

  INCOME PAYMENTS FOR A FIXED PERIOD: American Franklin will pay the amount applied in equal installments (including applicable interest) for a specific number of years, for up to 30 years.

  LIFE INCOME WITH PAYMENTS GUARANTEED FOR A FIXED TERM OF YEARS: American Franklin will pay the money at agreed intervals as a definite number of equal payments and as long thereafter as the payee lives. The Policy Owner (or beneficiary in some cases) may choose any one of four definite periods: 5, 10, 15 or 20 years.

  PROCEEDS AT INTEREST: The money will stay on deposit with American Franklin while the payee is alive. Interest will accrue on the money at a declared interest rate, and interest will be paid at agreed upon intervals.

  FIXED AMOUNT: American Franklin will pay the sum in installments in a specified amount. Installments will be paid until the original amount, together with any interest, has been exhausted.

  American Franklin guarantees interest under the foregoing options at the rate of 3% a year.

  American Franklin may also pay or credit excess interest on the options from time to time. The rate and manner of payment or crediting will be determined by American Franklin. Under the second option no excess interest will be paid on the part of the proceeds used to provide payments beyond the fixed term of years.

  The beneficiary or any other person who is entitled to receive payment may name a successor to receive any amount that would otherwise be paid to that person's estate if that person died. No successor may be named if a payment option chosen is contingent on the life of a beneficiary. The person who is entitled to receive payment may change the successor at any time.

  American Franklin must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary. Also, the details of all arrangements will be subject to American Franklin's rules at the time the arrangements take effect. This includes rules on the minimum amount payable under an option, minimum amounts for installment payments, withdrawal or commutation rights (rights to cancel an arrangement involving payments over time in return for a lump sum payment), the naming of people who are entitled to receive payment and their successors and the ways of proving age and survival.

  A Policy Owner may change his or her choice of a payment option (and may make later changes) and that change will take effect in the same way as it would if a beneficiary were being changed. (See "The Beneficiary," below). Any amounts paid under the payment options will not be subject to the claims of creditors or to legal process, to the extent that the law provides.

  We may be required under applicable law to block a request for payment under a policy until we receive instructions from the appropriate regulator.

                                THE BENEFICIARY

  An applicant for a policy must name a beneficiary when he or she applies for a policy. The beneficiary is entitled to the insurance benefits of the policy. The Policy Owner may change the beneficiary during the Insured Person's lifetime by written notice satisfactory to American Franklin at its Administrative Office. The change will take effect on the date the notice is signed. However, the change will be subject to all payments made and actions taken by American Franklin under the Policy before American Franklin receives the notice at its Administrative Office. If the beneficiary is changed, any previous arrangement made as to a payment option for benefits is canceled. A payment option for the new beneficiary may be chosen.

  At the time of the Insured Person's death, the benefit will be paid equally to the primary beneficiaries, or, if no primary beneficiaries are living, the first contingent beneficiaries (if any), or, if no primary or first contingent beneficiaries are living, the second contingent beneficiaries (if any). If no beneficiary is living when the Insured Person dies, the death benefit will be paid to the Policy Owner, or to the executors or administrators of the Policy Owner.

                             ASSIGNMENT OF A POLICY

  The Policy Owner may assign (transfer) his or her rights in a policy to someone else as collateral for a loan or for some other reason. In order to do so the Policy Owner must send a copy of the assignment to American Franklin's Administrative Office. American Franklin is not responsible for any payment made or any action taken before it has received notice of the assignment (or of termination of the assignment) or for the validity of the assignment. An absolute assignment is a change of ownership. The federal income tax treatment of a policy that has been assigned for valuable consideration may be different from the federal income tax treatment described herein.

                             EMPLOYEE BENEFIT PLANS

  Employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of EquiBuilder II(TM) policies in connection with an employment-related insurance or benefit plan. The United States Supreme Court held, in a 1983 decision, that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

  The policies described herein are not intended for use in connection with qualified plans or trusts under the Code.

                              PAYMENT OF PROCEEDS

  American Franklin will pay any death benefits, Net Cash Surrender Value or loan proceeds within seven days after it receives the required form or request (and other documents that may be required) at its Administrative Office. Death benefits are determined as of the date of death of the Insured Person and will not be affected by subsequent changes in the unit values of the investment divisions of the Separate Account. Interest will be paid in respect of the period from the date of death to the date of payment.

  American Franklin may, however, defer determination of values and payment for one or more of the following reasons:

  American Franklin contests the policy or is deciding whether or not to contest the policy;

  American Franklin cannot determine the amount of the payment because the New York Stock Exchange is closed, because trading in securities has been restricted by the Securities and Exchange Commission, or because the Securities and Exchange Commission has declared that an emergency exists; or

  The Securities and Exchange Commission by order permits American Franklin to delay payment to protect the Policy Owners.

  American Franklin may defer payment of any Net Cash Surrender Value or loan amount from the Guaranteed Interest Division for up to six months after receipt of a request. American Franklin will pay interest of at least 3% a year from the date a request for withdrawal of Net Cash Surrender Value is received if payment from the Guaranteed Interest Division is delayed more than 30 days.

                                   DIVIDENDS

  No dividends are paid on the policies offered by this Prospectus.

                          DISTRIBUTION OF THE POLICIES

  Franklin Financial Services Corporation ("Franklin Financial"), a Delaware corporation and a wholly-owned subsidiary of The Franklin Life Insurance Company, is the principal underwriter, as defined by the Investment Company Act of 1940, of the EquiBuilder II(TM) policies for the Separate Account under a Sales Agreement between Franklin Financial and the Separate Account. Franklin Financial's principal executive office is at #1 Franklin Square, Springfield, Illinois 62713.

  Franklin Financial is registered with the Securities and Exchange Commission as a broker-dealer under the Securities and Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Franklin Financial also acts as principal underwriter for Separate Account VUL of American Franklin, which is a registered investment company issuing interests in variable life insurance contracts having policy features that are similar to those of EquiBuilder II(TM) policies but the assets of which are invested in a different open-end management investment company. American Franklin no longer offers new policies having an interest in that separate account. Franklin Financial is the principal underwriter of American Franklin's EquiBuilder III(TM) variable life insurance policies under which interests in the Separate Account are issued. The EquiBuilder III(TM) policies have policy features that are similar to those of the EquiBuilder II(TM) policies but have a different sales charge structure.

  Policies are sold primarily by persons who are insurance agents or brokers for American Franklin authorized by applicable law to sell life and other forms of personal insurance, including variable life insurance. Pursuant to an agreement between American Franklin and Franklin Financial, Franklin Financial has agreed to employ and supervise agents chosen by American Franklin to sell the policies and to use its best efforts to qualify such persons as registered representatives of Franklin Financial.

  Franklin Financial incurs certain sales expenses, such as sales literature preparation and related costs, in connection with the sale of the policies pursuant to a Sales Agreement with American Franklin. Surrender charges imposed in connection with the surrender of a policy and certain reductions of Face Amount are paid to Franklin Financial as a means to recover sales expenses. Surrender charges are not necessarily related to Franklin Financial's actual sales expenses in any particular year. To the extent sales expenses are not covered by surrender charges, Franklin Financial will cover them from other assets.

  Commissions earned by registered representatives of Franklin Financial on the sale of the policies range up to 90% of premiums paid during the first policy year. For policies issued on or after October 8, 1997, annual trail commissions are earned at an annual rate of 0.25% on the amount in the Policy Account that is in the Separate Account. Pursuant to an Agreement between American Franklin and Franklin Financial, American Franklin has agreed to pay such commissions and Franklin Financial has agreed to remit to American Franklin the excess of all surrender charges paid to Franklin Financial over the sales and promotional expenses incurred by Franklin Financial to the extent necessary to reimburse American Franklin for commissions or other remuneration paid in connection with sales of the policies. Such Agreement also provides that the amount of such commissions and other remuneration not so reimbursed shall be deemed to have been contributed by American Franklin to the capital of Franklin Financial. Commissions and other remuneration will be paid by American Franklin from other sources, including mortality and expense risk charges or other charges in connection with the EquiBuilder II(TM) policies, or from its General Account to the extent it does not receive reimbursement from Franklin Financial.

  Commissions paid on policies issued under Separate Accounts VUL and VUL-2 of American Franklin during the year 2001 were $18,363,100.

  Franklin Financial also may enter into agreements with American Franklin and each such agent with respect to the supervision of such agent. The policies also may be sold by persons who are registered representatives of other registered broker-dealers who are members of the National Association of Securities Dealers, Inc., and with whom Franklin Financial may enter into a selling agreement.

  Registration as a broker-dealer does not mean that the Securities and Exchange Commission has in any way passed upon the financial standing, fitness or conduct of any broker or dealer, upon the merits of any securities offering or upon any other matter relating to the business of any broker or dealer. Salesmen and employees selling policies, where required, are also licensed as securities salesmen under state law.

                                  APPLICATIONS

  When an application for a policy is completed, it is submitted to American Franklin. American Franklin makes the decision to issue a policy based on the information in the application and its standards for issuing insurance and classifying risks. If it decides not to issue a policy, any premium paid will be refunded.

                             REINSURANCE AGREEMENTS

  American Franklin has entered into a reinsurance agreement with Integrity Life Insurance Company ("Integrity") in respect of the EquiBuilder II(TM) policies. This agreement was terminated as to policies sold on or after January 1, 1997 but will continue as to business in force prior to that date.

  Integrity is a subsidiary of ARM Financial Group, Inc., a financial services company controlled by Morgan Stanley & Co. Incorporated, an investment banking firm headquartered in New York, New York.

  American Franklin has also entered into a modified coinsurance agreement effective January 1, 1997 with The Franklin, under which The Franklin reinsures on a modified coinsurance basis a portion of the risk under EquiBuilder II(TM) policies issued after January 1, 1997.

                            ADMINISTRATIVE SERVICES

  While American Franklin has primary responsibility for all administration of the Policies, American General Life Companies ("AGLC") has agreed pursuant to a services agreement among American General Corporation and almost all of its subsidiaries to provide the following administrative services in connection with the Policies: (1) the purchase and redemption of shares of the portfolios of the Funds and (2) the determination of unit values for each investment division of the Separate Account. American Franklin and AGLC are parties to the services agreement. Pursuant to such agreement, American Franklin reimburses AGLC for the costs and expenses which AGLC incurs in providing such administrative services in connection with the Policies, but neither American Franklin nor AGLC incurs a loss or realizes a profit by reason thereof. AGL is a stock life insurance company organized under the laws of Texas and is also engaged in the writing and sale of life insurance and annuity contracts.

                                STATE REGULATION

  As a life insurance company organized and operated under Illinois law, American Franklin is subject to statutory provisions governing such companies and to regulation by the Illinois Director of Insurance. An annual statement is filed with the Director on or before March 1 of each year covering the operations of American Franklin for the preceding year and its financial condition on December 31 of such year. American Franklin's books and accounts are subject to review and examination by the Illinois Insurance Department at all times, and a full examination of its operations is conducted by the National Association of Insurance Commissioners ("NAIC") periodically. The NAIC has divided the country into six geographic zones. A representative of each such zone may participate in the examination.

  In addition, American Franklin is subject to the insurance laws and regulations of the jurisdictions other than Illinois in which it is licensed to operate. Generally, the insurance departments of such jurisdictions apply the law of Illinois in determining permissible investments for American Franklin.

                                 LEGAL MATTERS

  Lauren W. Jones, Esquire, Deputy General Counsel of American General Life Companies, an affiliate of American Franklin, has opined as to the validity of the Policies.

                               LEGAL PROCEEDINGS

  American Franklin is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, American Franklin believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on American Franklin's results of operations and financial position.

                                    EXPERTS

  The statement of net assets as of December 31, 2001 and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years then ended of the Separate Account, appearing herein, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report appearing elsewhere herein. The financial statements of American Franklin at December 31, 2001 and 2000 and the related statements of operations, shareholder's equity, comprehensive income and cash flows for each of the three years in the period ended December 31, 2001, appearing herein, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report appearing elsewhere herein. Such financial statements referred to above are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

  Actuarial matters in this Prospectus have been examined by Robert M. Beuerlein, who is Senior Vice President and Chief Actuary of American Franklin. His opinion on actuarial matters has been filed as an exhibit to the Registration Statement relating to the policies filed with the SEC.

                             REGISTRATION STATEMENT

  A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered hereby. This Prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning American Franklin, the Separate Account and the policies offered hereby. Statements contained in this Prospectus as to the content of policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

                          OTHER POLICIES AND CONTRACTS

  American Franklin may offer, under other prospectuses, other variable life policies or variable annuity contracts having interests in the Separate Account and containing terms and conditions different from those of the policies offered hereby. Interests in the Separate Account are also issued under American Franklin's EquiBuilder III(TM) variable life insurance policies, which have policy features that are similar to those of EquiBuilder II(TM) policies but which have a different sales charge structure.

                                   MANAGEMENT

  The directors, executive officers, and (to the extent responsible for variable life operations) the other principal officers of American Franklin are listed below.


NAME AND PRINCIPAL
BUSINESS ADDRESS                                  BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
---------------------------   ----------------------------------------------------------------------------------
Rodney O. Martin, Jr.         Director of American Franklin since April 1999.  Chairman (January 2000 -
2929 Allen Parkway            present) and Chief Executive Officer (January 2000 - November 2001) of
Houston, TX 77019             American Franklin.  Director and Chairman of the Board of American General
                              Life Insurance Company (1996 - present).  Previously Chief Executive Officer
                              (April 2000 - November 2001), Senior Chairman of the Board (April 1998 - January
                              2000), and President (August 1996 - July 1998) of American General Life
                              Insurance Company.

Robert M. Beuerlein           Director of American Franklin since March 2002.  Senior Vice President and
2727-A Allen Parkway          Chief Actuary of American Franklin since September 1999.  Senior Vice President
Houston, TX 77019             and Treasurer (December 1998 - September 1999).  Executive Vice President and
                              Actuary (May 1997 - December 1998).  Director, Senior Vice President and Chief
                              Actuary of The Franklin Life Insurance Company, Springfield, Illinois (January
                              1991 - June 1999).  Senior Vice President and Chief Actuary of American General
                              Life Insurance Company since September 1999.  Previously held position of Vice
                              President of American General Life Insurance Company since December 1998.

Robert F. Herbert, Jr.        Director of American Franklin since March 2002.  Senior Vice President of
2727-A Allen Parkway          American Franklin since July 1998.  Senior Vice President and Treasurer of
Houston, TX 77019             American General Life Insurance Company since May 1996, Director since March
                              2002, and Controller since February 1991.

David L. Herzog               Director, Executive Vice President and Chief Financial Officer of American
2929 Allen Parkway            Franklin since February 2000.  Director, Executive Vice President and Chief
Houston, TX 77019             Financial Officer of American General Life Insurance Company since March
                              2000.  Vice President, General American, St. Louis, Missouri (June 1991 -
                              February 2000).

Sylvia A. Miller              Director of American Franklin since July 2000 and Vice President since April
#1 Franklin Square            1998.  Held various positions with American General Life Companies since 1981,
Springfield, IL 62713         including Vice President.
Ronald H. Ridlehuber          Director of American Franklin since December 1999.  President since March
2929 Allen Parkway            2002.  Director, President and Chief Executive Officer of American General Life
Houston, TX 77019             Insurance Company (July 1998 - March 2000).  Senior Vice President and Chief
                              Marketing Officer, Jefferson-Pilot Life Insurance, Greensboro, North Carolina
                              (1993 - 1998).

Gary D. Reddick               Director of American Franklin since April 2001 and Executive Vice President
2929 Allen Parkway            since October 2000.  Previously, Director (May 1997 - March 2000) and
Houston, TX 77019             Executive Vice President (April 1999 - March 2000) of American Franklin.  Vice
                              Chairman and Executive Vice President of The Franklin Life Insurance Company
                              (1995 - 1998). Executive Vice President of American General Life Insurance
                              Company since April 1998 and Director since April 2001.


NAME AND PRINCIPAL
BUSINESS ADDRESS                                  BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
---------------------------   ----------------------------------------------------------------------------------
Dan E. Trudan                 Director of American Franklin since July 2000 and Vice President since 1995 and
#1 Franklin Square            Assistant Secretary.
Springfield, IL 62713

Christian D. Weiss            Director of American Franklin since October 2000 and previously Director from
#1 Franklin Square            April 1998 - July 1999.  Vice President and Treasurer (July 1999 - present) and
Springfield, IL 62713         Controller (June 1997 - present) of American Franklin.  Assistant Secretary of
                              American Franklin since October 2000.   Assistant Controller, ReliaStar United
                              Services Life Insurance Company, Arlington, Virginia (January 1994 - June 1997).

R. Kendall Nottingham         Director of American Franklin since March 2002.  Director of American General
70 Pine Street                Life Insurance Company since March 2002.  Currently, Executive Vice President
New York, NY 10270            for American International Group.  Previously held various positions with subsidiaries of American International Group, including Chairman of the Board and Chief Executive Officer of American International Life Insurance Company
                              and Director of American International Life Assurance Company of New York
                              since 1998.

Nicholas A. O'Kulich          Director of American Franklin since March 2002.  Director of American General
70 Pine Street                Life Insurance Company since March 2002.  Currently, Vice President for
New York, NY 10270            American International Group.  Previously held various positions with subsidiaries of American International Group since 1990, including Chief Financial Officer of
                              Worldwide Life Organization and Director of American International Life
                              Assurance Company of New York since 1990.

Paul L. Mistretta             Executive Vice President of American Franklin since July 1999.  Executive Vice
2929 Allen Parkway            President of American General Life Insurance Company since July 1999.  Senior
Houston, TX 77019             Vice President of First Colony Life Insurance, Lynchburg, Virginia (1992 - July
                              1999).

Wayne A. Barnard              Senior Vice President and Illustration Actuary of American Franklin since
2929 Allen Parkway            December 2000.  Senior Vice President (April 2000 - December 2000).  Vice
Houston, TX 77019             President, American Franklin (April 1998 - April 2000).  Senior Vice President of
                              American General Life Insurance Company since November 1997.  Previously held various positions with American General Life Insurance Company including
                              Vice President since February 1991.

Pauletta P. Cohn              Senior Vice President and Co-General Counsel of American Franklin since March
2929 Allen Parkway            2002.  Senior Vice President, General Counsel and Secretary of American
Houston, TX 77019             Franklin (November 2001 - March 2002).  Senior Vice President and Co-General
                              Counsel of American General Life Insurance Company since March 2002.  Senior
                              Vice President, General Counsel and Secretary of American General Life
                              Insurance Company (November 2001 - March 2002).  Previously held various positions with American General Life Companies since 1993 including, Deputy
                              General Counsel (2000 - November  2001), Associate General Counsel (1998 -
                              2000) and Senior Attorney (1993 - 1998).



NAME AND PRINCIPAL
BUSINESS ADDRESS                                  BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
---------------------------   ----------------------------------------------------------------------------------
Kyle L. Jennings              Senior Vice President and Co-General Counsel of American Franklin since March
2929 Allen Parkway            2002.  Senior Vice President and General Counsel of American Franklin
Houston, TX 77019             (November 2001 - March 2002).  Senior Vice President and Co-General Counsel
                              of American General Life Insurance Company since March 2002.  Senior Vice
                              President and General Counsel of American General Life Insurance Company
                              (November 2001 - March 2002).  Previously held position of Deputy General
                              Counsel-Litigation of American General Life Companies (1998 - November
                              2001).  Partner with Beirne, Maynard & Parsons, L.L.P. (January 1995  - June
                              1998).

Simon J. Leech                Senior Vice President of American Franklin since April 1999.  Vice President
2929 Allen Parkway            (May 1997 - July 1998) and Administrative Officer (May 1997 - April 1999) of
Houston, TX 77019             American Franklin.  Senior Vice President-Houston Service Center for American
                              General Life Insurance Company since July 1997.  Previously held various positions with American General Life Insurance Company since 1981, including
                              Vice President-Policy Administration in 1995.

Mark R. McGuire               Senior Vice President of American Franklin since April 2001 and previously Vice
2727 Allen Parkway            President.  Senior Vice President of American General Life Insurance Company
Houston, TX 77019             since April 2001.  Vice President of American General Life Companies (2000 -
                              March 2001).  Vice President of The Franklin Life Insurance Company (1997 -
                              2000).  Previously held various positions with American General Life Insurance
                              Company since August 1988, including Director of Work Site Marketing
                              Administration (1996 - 1997).

Lawrence J. O'Brien           Senior Vice President of American Franklin since November 2001.
2929 Allen Parkway            Senior Vice President of American General Life Insurance Company since
Houston, TX 77019             November 2001.  Senior Vice President of American General Life Companies
                              since February 1998.  Vice President -  Insurance Marketing of Business Men's
                              Assurance Company of America, Kansas City, Missouri (1995 - February 1998).

Steven E. Zimmerman           Senior Vice President and Chief Medical Director of American Franklin since
2929 Allen Parkway            April 2000.  Previously Vice President and Chief Medical Director of American
Houston, TX 77019             General since March 1999.  Prior to joining American General, he was Director,
                              Medical Policy Issues, for the American Council of Life Insurance.  His insurance career started with Aetna Life & Casualty Company in 1987 after spending five years in the practice of medical oncology.

PRINCIPAL UNDERWRITER'S MANAGEMENT

The directors and principal officers of the principal underwriter are:

NAME AND PRINCIPAL                                           Position and Offices with Underwriter,
BUSINESS ADDRESS                                             Franklin Financial Services Corporation
----------------------------------------------   ---------------------------------------------------------------
J. Andrew Kalbaugh                               Chairman, Chief Executive Officer and President
2929 Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL                                           POSITION AND OFFICES WITH UNDERWRITER,
BUSINESS ADDRESS                                             FRANKLIN FINANCIAL SERVICES CORPORATION
----------------------------------------------   ---------------------------------------------------------------
Tony Carter                                      Vice President
#1 Franklin Square
Springfield, IL 62713-0001

Sander J. Ressler                                Vice President, Chief Compliance
2929 Allen Parkway                               Officer and Secretary
Houston, TX 77019

Ronald H. Ridlehuber                             Director
#1 Franklin Square
Springfield, IL 62713-0001

Daniel E. Trudan                                 Vice President and Assistant Secretary
#1 Franklin Square
Springfield, IL 62713-0001

Barbara J. Moore                                 Assistant Tax Officer
#1 Franklin Square
Springfield, IL 62713-0001

                         INDEX TO FINANCIAL STATEMENTS

                                                                        Page
                                                                       ------
The Separate Account

  Report of Independent Auditors....................................   VUL-2-1

     Audited Financial Statements:

     Statement of Net Assets, December 31, 2001.....................   VUL-2-2 - VUL-2-4

     Statement of Operations for the year ended December 31, 2001...   VUL-2-5 - VUL-2-7

     Statement of Changes in Net Assets for the years ended
          December 31, 2001 and 2000................................   VUL-2-8 - VUL-2-10

     Notes to Financial Statements..................................   VUL-2-11-VUL-2-15

The American Franklin Life Insurance Company:*

     Report of Independent Auditors.................................   F-1

     Audited Financial Statements:

     Statement of Income for the years ended
          December 31, 2001, 2000 and 1999..........................   F-2

     Balance Sheet, December 31, 2001 and 2000......................   F-3

     Statement of Shareholder's Equity for the years ended
     December 31, 2001, 2000 and 1999...............................   F-4

     Statement of Comprehensive Income for the years ended
          December 31, 2001, 2000 and 1999..........................   F-4

     Statement and Cash Flows for the years ended
          December 31, 2001, 2000 and 1999..........................   F-5

     Notes to Financial Statements..................................   F-6 - F-14

* The financial statements of American Franklin contained in this prospectus should be considered only as bearing upon the ability of American Franklin to meet its obligations under the policies offered hereby. They should not be considered as bearing upon investment experience of Separate Account VUL-2.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                            SEPARATE ACCOUNT VUL-2
                               DECEMBER 31, 2001
                                 ANNUAL REPORT

                        Separate Account VUL-2 Funding
     EquiBuilder II(TM)  and EquiBuilder III(TM) Flexible Premium Variable
                            Life Insurance Policies

                         Principal office located at:
                              #1 Franklin Square
                          Springfield, Illinois 62713

                     Annual Report Dated December 31, 2001

================================================================================







The Annual Report of Separate Account VUL-2 is prepared and provided by The American Franklin Life Insurance Company.

================================================================================

This Annual Report is not to be construed as an offering for sale of any American Franklin Life policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                        REPORT OF INDEPENDENT AUDITORS

Board of Directors
The American Franklin Life Insurance Company
Policyowners of Separate Account VUL-2

We have audited the accompanying statement of net assets of Separate Account VUL-2 (comprising, respectively, the VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, VIP High Income, VIPII Investment Grade Bond, VIPII Asset Manager, VIPII Index 500, VIPII Asset Manager: Growth, VIPII Contrafund, MFS Emerging Growth, MFS Research, MFS Investors Trust (formerly MFS Growth With Income), MFS Total Return, MFS Utilities, and MFS Capital Opportunities Divisions) as of December 31, 2001, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years then ended. These financial statements are the responsibility of Separate Account VUL-2 management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Separate Account VUL-2 at December 31, 2001, and the results of their operations for the year then ended and the changes in net assets for each of the two years then ended in conformity with accounting principles generally accepted in the United States.


Chicago, Illinois
March 29, 2002

                                    VUL-2-1

The American Franklin Life Insurance Company
Separate Account VUL-2
Statement of Net Assets
December 31, 2001

                                                               Variable Insurance Products Fund
                                          ------------------------------------------------------------------------
                                               VIP         VIP                                           VIP
                                              Money      Equity-           VIP            VIP            High
                                             Market       Income         Growth         Overseas        Income
                                            Division     Division       Division        Division       Division
                                       ---------------------------------------------------------------------------
Investments in Funds at fair value
   (cost: see below)                   $    7,133,069  $  62,947,958  $   98,297,864  $  12,811,739   $  2,616,817

Due from (to) general account                     259          1,310             930            (56)             6
                                       ---------------------------------------------------------------------------

Net assets                             $    7,133,328  $  62,949,268  $   98,298,794  $  12,811,683   $  2,616,823
                                       ===========================================================================

Unit value                             $       150.70  $      352.36  $       369.47  $      169.91   $     114.07
                                       ===========================================================================

Units outstanding                              47,335        178,650         266,054         75,403         22,941
                                       ===========================================================================

Cost of investments                    $    7,133,486  $  61,551,520  $  108,411,417  $  17,948,781   $  4,210,476
                                       ===========================================================================

See Notes to Financial Statements

                                    VUL-2-2

The American Franklin Life Insurance Company
Separate Account VUL-2
Statement of Net Assets (continued)
December 31, 2001

                                                             Variable Insurance Products Fund II
                                         -------------------------------------------------------------------------
                                             VIPII                                      VIPII
                                           Investment     VIPII          VIPII          Asset           VIPII
                                             Grade        Asset          Index         Manager:        Contra-
                                              Bond       Manager          500          Growth           fund
                                            Division     Division       Division       Division        Division
                                      ----------------------------------------------------------------------------
Investments in Funds at fair value
    (cost: see below)                 $     3,910,369  $  30,323,347  $  52,495,930  $  11,596,180  $   43,640,954

Due from (to) general account                      83            593            291            451           1,094
                                      ----------------------------------------------------------------------------

Net assets                            $     3,910,452  $  30,323,940  $  52,496,221  $  11,596,631  $   43,642,048
                                      ============================================================================

Unit value                            $        184.53  $      232.38  $      275.08  $      179.78  $       228.49
                                      ============================================================================

Units outstanding                              21,191        130,493        190,840         64,505         191,002
                                      ============================================================================

Cost of investments                   $     3,742,251  $  33,178,251  $  51,658,982  $  14,115,554  $   47,236,452
                                      ============================================================================

See Notes to Financial Statements

                                    VUL-2-3

The American Franklin Life Insurance Company
Separate Account VUL-2
Statement of Net Assets (continued)
December 31, 2001

                                                                    MFS Variable Insurance Trust
                                     ----------------------------------------------------------------------------------------
                                          MFS                           MFS            MFS                           MFS
                                        Emerging          MFS        Investors        Total          MFS           Capital
                                         Growth        Research        Trust         Return       Utilities     Opportunities
                                        Division       Division      Division*      Division      Division        Division
                                  -------------------------------------------------------------------------------------------
Investments in Funds at fair
     value (cost:  see below)       $  14,676,273    $ 6,619,894   $ 3,843,359   $  3,932,678  $  5,402,407  $      9,366,563

Due from (to) general account                (266)            67           (52)           157            10               436
                                  -------------------------------------------------------------------------------------------

Net assets                          $  14,676,007    $ 6,619,961   $ 3,843,307   $  3,932,835  $  5,402,417  $      9,366,999
                                  ===========================================================================================

Unit value                          $      105.60          95.82   $     93.85   $     121.37  $     111.32  $         112.97
                                  ===========================================================================================

Units outstanding                         138,977         69,087        40,952         32,404        48,531            82,916
                                  ===========================================================================================

Cost of investments                 $  23,278,688    $ 8,878,560   $ 4,484,809   $  3,855,773  $  7,224,587  $     13,058,081
                                  ===========================================================================================

See Notes to Financial Statements


*Formerly known as MFS Growth With Income Division

                                    VUL-2-4

The American Franklin Life Insurance Company
Separate Account VUL-2
Statement of Operations
Year Ended December 31, 2001

                                                                    Variable Insurance Products Fund
                                             ---------------------------------------------------------------------------

                                                  VIP            VIP                                              VIP
                                                 Money         Equity-           VIP              VIP            High
                                                Market         Income           Growth         Overseas         Income
                                               Division       Division         Division        Division        Division
                                          ------------------------------------------------------------------------------
Net investment income (expense)

Income
      Dividends                              $  247,553   $   1,054,152   $       79,916   $     732,238   $     310,780
      Capital gains distributions                     -       2,961,665        7,512,090       1,157,408               -

Expenses
      Mortality and expense risk charges         42,991         471,775          769,292         105,229          20,156
                                             ---------------------------------------------------------------------------
Net investment income (expense)                 204,562       3,544,042        6,822,714       1,784,417         290,624

Net realized and unrealized gain (loss)
   on investments
      Net realized gain (loss)                  (38,680)        623,273        1,478,436         (27,080)       (132,695)
      Net unrealized appreciation
          (depreciation)
           Beginning of year                    (38,648)      9,328,270       20,784,216          10,166      (1,104,241)
           End of year                             (417)      1,396,438      (10,113,553)     (5,137,042)     (1,593,659)
                                             ---------------------------------------------------------------------------
      Net change in unrealized appreciation
           (depreciation) during the year        38,231      (7,931,832)     (30,897,769)     (5,147,208)       (489,418)
                                             ---------------------------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments                                  (449)     (7,308,559)     (29,419,333)     (5,174,288)       (622,113)
                                             ---------------------------------------------------------------------------

Net increase (decrease) in net assets
   from operations                           $  204,113   $  (3,764,517)  $  (22,596,619)  $  (3,389,871)  $    (331,489)
                                             ===========================================================================

See Notes to Financial Statements

                                    VUL-2-5

The American Franklin Life Insurance Company
Separate Account VUL-2
Statement of Operations (continued)
Year Ended December 31, 2001

                                                                  Variable Insurance Products Fund II
                                          ------------------------------------------------------------------------------
                                                 VIPII                                          VIPII
                                               Investment       VIPII           VIPII           Asset           VIPII
                                                 Grade          Asset           Index          Manager:        Contra-
                                                  Bond         Manager           500            Growth           fund
                                                Division       Division        Division        Division        Division
                                          ------------------------------------------------------------------------------
Net investment income (expense)
Income
     Dividends                              $     131,561  $   1,279,441   $     580,454   $     307,776   $     323,679
     Capital gains distributions                        -        479,791               -         370,909       1,142,398

Expenses
     Mortality and expense risk charges            22,857        228,631         390,609          83,149         317,230
                                          ------------------------------------------------------------------------------
Net investment income (expense)                   108,704      1,530,601         189,845         595,536       1,148,847

Net realized and unrealized gain
    (loss) on investments
    Net realized gain (loss)                       16,251         55,028         551,907          (9,527)        181,728
    Net unrealized appreciation
       (depreciation)
       Beginning of year                           81,989        408,861       9,041,544        (964,387)      3,574,158
       End of year                                168,118     (2,854,904)        836,948      (2,519,374)     (3,595,498)
                                          ------------------------------------------------------------------------------
    Net change in unrealized
       appreciation (depreciation)
       during the year                             86,129     (3,263,765)     (8,204,596)     (1,554,987)     (7,169,656)
                                          ------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments                                 102,380     (3,208,737)     (7,652,689)     (1,564,514)     (6,987,928)
                                          ------------------------------------------------------------------------------

Net increase (decrease) in net assets
   from operations                          $     211,084  $  (1,678,136)  $  (7,462,844)  $    (968,978)  $  (5,839,081)
                                          ==============================================================================

See Notes to Financial Statements

                                    VUL-2-6

The American Franklin Life Insurance Company
Separate Account VUL-2
Statement of Operations (continued)
Year Ended December 31, 2001

                                                                       MFS Variable Insurance Trust
                                      --------------------------------------------------------------------------------------------
                                            MFS                            MFS            MFS                             MFS
                                         Emerging           MFS         Investors        Total           MFS            Capital
                                          Growth         Research         Trust         Return        Utilities      Opportunities
                                         Division        Division       Division*      Division       Division          Division
                                   -----------------------------------------------------------------------------------------------
Net investment income (expense)
Income
   Dividends                         $           -   $         841   $     17,695   $    59,019   $     165,946   $            536
   Capital gains distributions             913,957         807,738         90,824        87,143         435,189            744,884

Expenses
   Mortality and expense risk
        charges                            107,243          47,503         27,234        22,976          40,350             67,707
                                   -----------------------------------------------------------------------------------------------
Net investment income (expense)            806,714         761,076         81,285       123,186         560,785            677,713

Net realized and unrealized gain
  (loss) on investments
    Net realized gain (loss)                41,584         (22,047)       (16,104)        8,205             225             27,322
    Net unrealized appreciation
      (depreciation)
      Beginning of year                 (1,512,422)         56,112         73,358       199,094         213,895           (536,467)
      End of year                       (8,602,415)     (2,258,666)      (641,450)       76,905      (1,822,180)        (3,691,518)
                                   -----------------------------------------------------------------------------------------------
    Net change in unrealized
      appreciation (depreciation)
      during the year                   (7,089,993)     (2,314,778)      (714,808)     (122,189)     (2,036,075)        (3,155,051)
                                   -----------------------------------------------------------------------------------------------
Net realized and unrealized gain
      (loss) on investments             (7,048,409)     (2,336,825)      (730,912)     (113,984)     (2,035,850)        (3,127,729)
                                   -----------------------------------------------------------------------------------------------

Net increase (decrease) in net
      assets from operations         $  (6,241,695)  $  (1,575,749)  $   (649,627)  $     9,202   $  (1,475,065)  $     (2,450,016)
                                   ===============================================================================================


See Notes to Financial Statements


*Formerly known as MFS Growth With Income Division

                                    VUL-2-7

The American Franklin Life Insurance Company
Separate Account VUL-2
Statement of Changes in Net Assets

                                                                            Variable Insurance Products Fund
                                                 ---------------------------------------------------------------------------------
                                                          VIP              VIP                                              VIP
                                                         Money           Equity-            VIP              VIP            High
                                                         Market           Income           Growth         Overseas         Income
                                                        Division         Division         Division        Division        Division
                                                 ---------------------------------------------------------------------------------
Year Ended December 31, 2001
Change in net assets
From operations:
        Net investment income (expense)            $      204,562   $    3,544,042   $    6,822,714   $   1,784,417   $    290,624
        Net realized gain (loss) on investments           (38,680)         623,273        1,478,436         (27,080)      (132,695)
        Net change in unrealized appreciation
            (depreciation) on investments                  38,231       (7,931,832)     (30,897,769)     (5,147,208)      (489,418)
                                                 ---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
    operations                                            204,113       (3,764,517)     (22,596,619)     (3,389,871)      (331,489)
From policy related transactions:
        Net contract purchase payments                  8,878,944       11,864,179       20,564,436       3,357,970        749,194
        Withdrawals                                    (1,462,800)      (9,638,933)     (16,008,232)     (2,306,782)      (601,049)
        Transfers between Separate Account
           VUL-2 divisions, net                        (5,128,243)         520,568         (729,659)       (412,938)       289,183
                                                 ---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
    policy related transactions                         2,287,901        2,745,814        3,826,545         638,250        437,328
                                                 ---------------------------------------------------------------------------------

Net increase (decrease) in net assets                   2,492,014       (1,018,703)     (18,770,074)     (2,751,621)       105,839
Net assets, beginning of year                           4,641,314       63,967,971      117,068,868      15,563,304      2,510,984
                                                 ---------------------------------------------------------------------------------

Net assets, end of year                            $    7,133,328   $   62,949,268   $   98,298,794   $  12,811,683   $  2,616,823
                                                 =================================================================================

Year Ended December 31, 2000
Change in net assets
From operations:
        Net investment income (expense)            $      226,881   $    4,379,730   $   12,683,818   $   1,566,452   $    189,015
        Net realized gain (loss) on investments                 -        1,585,568        1,829,542         299,852        (83,169)
        Net change in unrealized appreciation
            (depreciation) on investments                  30,181         (769,626)     (27,075,245)     (5,163,873)      (864,570)
                                                 ---------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from operations                                       257,062        5,195,672      (12,561,885)     (3,297,569)      (758,724)
From policy related transactions:
        Net contract purchase payments                 22,434,258       12,664,982       22,073,107       3,708,101        846,347
        Withdrawals                                    (1,592,605)     (10,396,930)     (18,626,210)     (2,688,470)      (635,556)
        Transfers between Separate Account
           VUL-2 divisions, net                       (23,048,034)      (3,302,833)       5,198,675       1,349,170       (289,967)
                                                 ---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
    policy related transactions                        (2,206,381)      (1,034,781)       8,645,572       2,368,801        (79,176)
                                                 ---------------------------------------------------------------------------------

Net increase (decrease) in net assets                  (1,949,319)       4,160,891       (3,916,313)       (928,768)      (837,900)
Net assets, beginning of year                           6,590,633       59,807,080      120,985,181      16,492,072      3,348,884
                                                 ---------------------------------------------------------------------------------

Net assets, end of year                            $    4,641,314   $   63,967,971   $  117,068,868   $  15,563,304   $  2,510,984
                                                 =================================================================================

See Notes to Financial Statements

                                    VUL-2-8

The American Franklin Life Insurance Company
Separate Account VUL-2
Statement of Changes in Net Assets (continued)

                                                                         Variable Insurance Products Fund II
                                                  -----------------------------------------------------------------------------
                                                        VIPII                                          VIPII
                                                     Investment         VIPII          VIPII           Asset            VIPII
                                                        Grade           Asset          Index          Manager:         Contra-
                                                        Bond          Manager           500            Growth           fund
                                                      Division        Division        Division        Division        Division
                                                  -----------------------------------------------------------------------------
Year Ended December 31, 2001
Change in net assets
From operations:
        Net investment income (expense)           $     108,704   $   1,530,601   $     189,845   $     595,536   $   1,148,847
        Net realized gain (loss) on investments          16,251          55,028         551,907          (9,527)        181,728
        Net change in unrealized appreciation
            (depreciation) on investments                86,129      (3,263,765)     (8,204,596)     (1,554,987)     (7,169,656)
                                                  -----------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                           211,084      (1,678,136)     (7,462,844)       (968,978)     (5,839,081)
From policy related transactions:
        Net contract purchase payments                  657,305       4,414,338      15,147,421       3,372,900      11,974,677
        Withdrawals                                    (534,115)     (4,751,659)     (9,608,866)     (2,076,271)     (7,426,660)
        Transfers between Separate Account
           VUL-2 divisions, net                       1,242,812          (1,319)        261,961          13,362         274,174
                                                  -----------------------------------------------------------------------------
Net increase (decrease) in net assets from
   policy related transactions                        1,366,002        (338,640)      5,800,516       1,309,991       4,822,191
                                                  -----------------------------------------------------------------------------

Net increase (decrease) in net assets                 1,577,086      (2,016,776)     (1,662,328)        341,013      (1,016,890)
Net assets, beginning of year                         2,333,366      32,340,716      54,158,549      11,255,618      44,658,938
                                                  -----------------------------------------------------------------------------

Net assets, end of year                           $   3,910,452   $  30,323,940   $  52,496,221   $  11,596,631   $  43,642,048
                                                  =============================================================================

Year Ended December 31, 2000
Change in net assets
From operations:
        Net investment income (expense)           $     134,600   $   3,426,489   $     343,873   $   1,098,397   $   5,024,798
        Net realized gain (loss) on investments           2,215         448,995         802,605         159,635         533,959
        Net change in unrealized appreciation
            (depreciation) on investments                81,899      (5,119,843)     (6,131,544)     (2,742,538)     (8,076,693)
                                                  -----------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                           218,714      (1,244,359)     (4,985,066)     (1,484,506)     (2,517,936)
From policy related transactions:
        Net contract purchase payments                  410,414       4,994,522      16,018,372       3,663,922      12,595,738
        Withdrawals                                    (418,587)     (5,217,748)     (9,731,460)     (2,371,185)     (7,655,569)
        Transfers between Separate Account
           VUL-2 divisions, net                         (86,343)     (1,058,834)      1,964,582          64,470       2,569,224
                                                  -----------------------------------------------------------------------------
Net increase (decrease) in net assets from
   policy related transactions                          (94,516)     (1,282,060)      8,251,494       1,357,207       7,509,393
                                                  -----------------------------------------------------------------------------

Net increase (decrease) in net assets                   124,198      (2,526,419)      3,266,428        (127,299)      4,991,457
Net assets, beginning of year                         2,209,168      34,867,135      50,892,121      11,382,917      39,667,481
                                                  -----------------------------------------------------------------------------

Net assets, end of year                           $   2,333,366   $  32,340,716   $  54,158,549   $  11,255,618   $  44,658,938
                                                  =============================================================================

See Notes to Financial Statements

                                    VUL-2-9

The American Franklin Life Insurance Company
Separate Account VUL-2
Statement of Changes in Net Assets (continued)

                                                                                    MFS Variable Insurance Trust
                                                 -----------------------------------------------------------------------------------
                                                       MFS                         MFS          MFS                         MFS
                                                    Emerging        MFS         Investors      Total         MFS          Capital
                                                     Growth      Research         Trust        Return     Utilities    Opportunities
                                                    Division     Division       Division*     Division     Division       Division
                                                 -----------------------------------------------------------------------------------
Year Ended December 31, 2001
Change in net assets
From operations:
     Net investment income (expense)             $    806,714   $   761,076   $    81,285  $   123,186   $    560,785  $    677,713
     Net realized gain (loss) on investments           41,584       (22,047)      (16,104)       8,205            225        27,322
     Net change in unrealized appreciation
         (depreciation) on investments             (7,089,993)   (2,314,778)     (714,808)    (122,189)    (2,036,075)   (3,155,051)
                                                 ----------------------------------------------------------------------------------
Net increase (decrease) in net assets from                                                                 (1,475,065)
    operations                                     (6,241,695)   (1,575,749)     (649,627)       9,202                   (2,450,016)
From policy related transactions:
     Net contract purchase payments                 7,193,754     2,761,512     1,317,259    1,224,052      2,651,031     4,398,533
     Withdrawals                                   (3,564,274)   (1,329,018)     (628,474)    (609,710)    (1,234,055)   (2,143,820)
     Transfers between Separate Account
        VUL-2 divisions, net                          274,062       323,185       175,731    1,015,021        576,449       672,912
                                                 ----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   policy related transactions                      3,903,542     1,755,679       864,516    1,629,363      1,993,425     2,927,625
                                                 ----------------------------------------------------------------------------------

Net increase (decrease) in net assets              (2,338,153)      179,930       214,889    1,638,565        518,360       477,609
Net assets, beginning of year                      17,014,160     6,440,031     3,628,418    2,294,270      4,884,057     8,889,390
                                                 ----------------------------------------------------------------------------------

Net assets, end of year                          $ 14,676,007   $ 6,619,961   $ 3,843,307  $ 3,932,835   $  5,402,417  $  9,366,999
                                                 ==================================================================================

Year Ended December 31, 2000
Change in net assets
From operations:
     Net investment income (expense)             $    644,877   $   280,821   $    11,700  $    64,005   $    215,367  $    400,251
     Net realized gain (loss) on investments           98,863         7,292        23,772       10,641         14,733        34,171
     Net change in unrealized appreciation
         (depreciation) on investments             (4,327,252)     (640,155)      (37,549)     202,186       (119,212)   (1,197,363)
                                                 ----------------------------------------------------------------------------------
Net increase (decrease)  in net assets
   from operations                                 (3,583,512)     (352,042)       (2,077)     276,832        110,888      (762,941)
From policy related transactions:
     Net contract purchase payments                 7,035,746     2,600,944     1,697,716      648,196      1,904,543     3,591,460
     Withdrawals                                   (2,778,541)   (1,012,237)     (668,971)    (279,073)      (755,261)   (1,368,488)
     Transfers between Separate Account
        VUL-2 divisions, net                        8,599,191     1,368,690       181,908       11,249      1,669,311     4,649,350
                                                 ----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   policy related transactions                     12,856,396     2,957,397     1,210,653      380,372      2,818,593     6,872,322
                                                 ----------------------------------------------------------------------------------

Net increase (decrease) in net assets               9,272,884     2,605,355     1,208,576      657,204      2,929,481     6,109,381
Net assets, beginning of year                       7,741,276     3,834,676     2,419,842    1,637,066      1,954,576     2,780,009
                                                 ----------------------------------------------------------------------------------

Net assets, end of year                          $ 17,014,160   $ 6,440,031   $ 3,628,418  $ 2,294,270   $  4,884,057  $  8,889,390
                                                 ==================================================================================

See Notes to Financial Statements

*Formerly known as MFS Growth With Income Division

                                    VUL-2-10

The American Franklin Life Insurance Company
Separate Account VUL-2
Notes to Financial Statements
December 31, 2001

1.   NATURE OF OPERATIONS

     The American Franklin Life Insurance Company (American Franklin) is a wholly-owned subsidiary of The Franklin Life Insurance Company which is ultimately owned by American International Group, Inc., a Delaware corporation. American Franklin established Separate Account VUL-2 (the Account) as a unit investment trust registered under the Investment Company Act of 1940. The Account consists of sixteen investment divisions at December 31, 2001 and was established in April 1991 in conformity with Illinois Insurance Law. The assets in each division are invested in units of beneficial interest (shares) of a designated portfolio (Portfolio) of three mutual funds: Variable Insurance Products Fund (VIP) and Variable Insurance Products Fund II (VIPII), sponsored by Fidelity Investments and MFS Variable Insurance Trust (MFS), sponsored by MFS Investment Management (collectively, the Funds). The VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, and VIP High Income Divisions of the Account are invested in shares of a corresponding Portfolio of VIP; the VIPII Investment Grade Bond, VIPII Asset Manager, VIPII Index 500, VIPII Asset
     Manager: Growth and VIPII Contrafund Divisions of the Account are invested in shares of a corresponding Portfolio of VIPII; and the MFS Emerging Growth, MFS Research, MFS Investors Trust (formerly MFS Growth With Income), MFS Total Return, MFS Utilities, and MFS Capital Opportunities Divisions of the Account are invested in shares of a corresponding Portfolio of MFS. The Account's financial statements should be read in conjunction with the financial statements of the Funds. The Account commenced operations on September 30, 1991. The initial unit value for each investment division was set at $100.

     The Account was established by American Franklin to support the operations of American Franklin's EquiBuilder II(TM) Flexible Premium Variable Life Insurance Policies (EquiBuilder II Policies). American Franklin no longer offers new EquiBuilder II Policies. The Account also supports the operations of American Franklin's EquiBuilder III(TM) Flexible Premium Variable Life Insurance Policies (EquiBuilder III Policies) (the EquiBuilder II Policies and the EquiBuilder III Policies are referred to collectively as the Policies).

     Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin Life Insurance Company, acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Policies. The assets of the Account are the property of American Franklin. The portion of the Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other American Franklin business.

     The net assets of the Account may not be less than the reserves applicable to the Policies. Assets may also be set aside in American Franklin's General Account based on the amounts allocated under the Policies to American Franklin's Guaranteed Interest Division and for policy loans. Additional assets are set aside in American Franklin's General Account to provide for (i) the unearned portion of the monthly charges for mortality and expense risk charges made under the Policies and (ii) other policy benefits.

2.   SIGNIFICANT ACCOUNTING POLICIES

     Investments in shares of the Funds are carried at fair value using the net asset values of the respective Portfolios of the Funds. Investment transactions are recorded on the trade date. Dividends are recorded as received. Realized gains and losses on sales of the Account's shares are determined on the specific identification method.

                                    VUL-2-11

The American Franklin Life Insurance Company
Separate Account VUL-2
Notes to Financial Statements (continued)
December 31, 2001

     The operations of the Account are included in the federal income tax return of American Franklin. Under the provisions of the Policies, American Franklin has the right to charge the Account for federal income tax attributable to the Account, however, no charge is currently being made against the Account for such tax since, under current tax law, American Franklin pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. American Franklin retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

3.   POLICY CHARGES

     Certain jurisdictions require deductions from premium payments for taxes. The amount of such deductions varies and may be up to 5% of the premium. With respect to the EquiBuilder III Policies, American Franklin makes a sales expense deduction equal to 5% of each premium paid during any policy year up to a "target" premium, which is based on the annual premium for a fixed whole life insurance policy on the life of the insured person (no sales expense deduction is made for premiums in excess of the target premium paid during that policy year). The balance remaining after any such deduction, the net premium, is placed by American Franklin in a policy account established for each policyowner. Each month American Franklin charges each policy account for: administrative expenses (currently $6 per month plus an additional charge of $24 per month for each of the first 12 months a policy is in effect); and cost of insurance, which is based on the insured person's age, sex, risk class, amount of insurance, and additional benefits, if any. In addition, American Franklin charges for the following: a partial withdrawal of net cash surrender value (currently $25 or 2% of the amount withdrawn, whichever is less); an increase in the face amount of insurance (currently a $1.50 administrative charge for each $1,000 increase up to a maximum charge of $300); and a transfer between investment divisions in any policy year in which four transfers have already been made (up to $25 for each additional transfer in a given policy year). Charges may also be made for providing more than one illustration of policy benefits to a given policyholder. American Franklin assumes mortality and expense risks related to the operations of the Account and deducts a charge from the assets of the Account at an effective annual rate of .75% of the Account's net assets to cover these risks. The total charges paid by the Account to American Franklin were $43,071,800 and $39,739,400 for the years ended December 31, 2001 and 2000, respectively.

     During the first ten years a Policy is in effect, a surrender charge may be deducted from a policy account by American Franklin if the Policy is surrendered for its net cash surrender value, the face amount of the Policy is reduced or the Policy is permitted to lapse. The maximum total surrender charge applicable to a particular Policy is specified in the Policy and is equal to 50% of one "target" premium. This maximum will not vary based on the amount of premiums paid or when they are paid. At the end of the sixth policy year and at the end of each of the four succeeding policy years, the maximum surrender charge is reduced by an amount equal to 20% of the initial maximum surrender charge until, after the end of the tenth policy year, there is no surrender charge. Subject to the maximum surrender charge, the surrender charge with respect to the EquiBuilder II Policies will equal 30% of actual premiums paid during the first policy year up to one "target" premium, plus 9% of all other premiums actually paid during the first ten policy years, and the surrender charge with respect to the EquiBuilder III Policies will equal 25% of actual premiums paid during the first policy year up to one "target" premium, plus 9% of all other premiums actually paid during the first ten policy years.

                                    VUL-2-12

The American Franklin Life Insurance Company
Separate Account VUL-2
Notes to Financial Statements (continued)
December 31, 2001


4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS

     Unit value information and a summary of changes in outstanding units is shown below:

Year Ended December 31, 2001

                                                             Variable Insurance Products Fund
                                                  -----------------------------------------------------------
                                                    VIP            VIP                                 VIP
                                                   Money         Equity-       VIP          VIP        High
                                                   Market         Income      Growth      Overseas    Income
                                                  Division       Division    Division     Division   Division
                                                  -----------------------------------------------------------
Unit value, beginning of year                     $ 145.69      $ 374.00     $ 456.55     $ 215.88   $ 129.42
                                                  ===========================================================
Unit value, end of year                           $ 150.70      $ 352.36     $ 369.47     $ 169.91   $ 114.07
                                                  ===========================================================

Number of units outstanding,
   beginning of year                                31,857       171,036      256,423       72,092     19,402

Net contract purchase payments                      59,669        33,217       53,023       17,939      6,061

Withdrawals                                         (9,556)      (26,954)     (41,125)     (12,310)    (4,882)

Transfers between Separate Account
   VUL-2 divisions, net                            (34,635)        1,351       (2,267)      (2,318)     2,360
                                                  -----------------------------------------------------------
Number of units outstanding,
   end of year                                      47,335       178,650      266,054       75,403     22,941
                                                  ===========================================================

                                                               Variable Insurance Products Fund II
                                                  -----------------------------------------------------------
                                                     VIPII                                 VIPII
                                                  Investment        VIPII     VIPII        Asset      VIPII
                                                     Grade          Asset     Index       Manager:   Contra-
                                                     Bond          Manager     500         Growth      Fund
                                                   Division       Division   Division     Division   Division
                                                  -----------------------------------------------------------
Unit value, beginning of year                     $ 171.43      $ 245.21     $ 317.41     $ 196.56   $ 262.25
                                                  ===========================================================

Unit value, end of year                           $ 184.53      $ 232.38     $ 275.08     $ 179.78   $ 228.49
                                                  ===========================================================

Number of units outstanding,
   beginning of year                                13,611       131,890      170,624       57,263    170,293

Net contract purchase payments                       3,631        19,021       53,095       18,694     51,546

Withdrawals                                         (2,908)      (20,414)     (33,604)     (11,505)   (31,854)

Transfers between Separate Account
   VUL-2 divisions, net                              6,857            (4)         725           53      1,017
                                                  -----------------------------------------------------------
Number of units outstanding,
   end of year                                      21,191       130,493      190,840       64,505    191,002
                                                  ===========================================================

                                    VUL-2-13

The American Franklin Life Insurance Company
Separate Account VUL-2
Notes to Financial Statements (continued)
December 31, 2001


4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS (continued)

     Unit value information and a summary of changes in outstanding units is shown below:

Year Ended December 31, 2001
                                                               MFS Variable Insurance Trust
                                        ------------------------------------------------------------------------
                                            MFS                    MFS        MFS                       MFS
                                          Emerging     MFS      Investors    Total        MFS         Capital
                                           Growth    Research     Trust      Return    Utilities   Opportunities
                                          Division   Division   Division*   Division   Division      Division
                                        ------------------------------------------------------------------------
Unit value, beginning of year             $ 161.15   $ 123.20     $112.68    $121.93     $146.36        $ 148.53
                                        ========================================================================

Unit value, end of year                   $ 105.60   $  95.82     $ 93.85    $121.37     $111.32        $ 112.97
                                        ========================================================================

Number of units outstanding,
   beginning of year                       105,578     52,275      32,200     18,816      33,370          59,847

Net contract purchase payments              62,680     26,876      13,228     10,190      20,614          35,671

Withdrawals                                (30,962)   (12,897)     (6,274)    (5,032)     (9,588)        (17,321)

Transfers between Separate
   Account VUL-2 divisions, net              1,681      2,833       1,798      8,430       4,135           4,719
                                        ------------------------------------------------------------------------
Number of units outstanding,
   end of year                             138,977     69,087      40,952     32,404      48,531          82,916
                                        ========================================================================

*Formerly known as MFS Growth With Income Division


5.   REMUNERATION OF MANAGEMENT

     The Account incurs no liability or expense for payments to directors, members of advisory boards, officers or any other person who might provide a service for the Account, except as described in Note 3.

                                   VUL-2-14

The American Franklin Life Insurance Company
Separate Account VUL-2
Notes to Financial Statements (continued)
December 31, 2001


6.  SUMMARY OF OTHER FINANCIAL INFORMATION


                                                                      Ratios
                                              ---------------------------------------------
                                                 Investment                        Total
                                                  Income          Expense          Return
                                              ---------------    ------------   -----------
    Year Ended December 31, 2001

    Variable Insurance Products Fund:
       VIP Money Market Division                    4.28%          0.74%           3.44%
       VIP Equity-Income Division                   6.44           0.76           (5.79)
       VIP Growth Division                          7.42           0.75          (19.07)
       VIP Overseas Division                       13.56           0.76          (21.29)
       VIP High Income Division                    11.81           0.77          (11.86)

    Variable Insurance Products Fund II:
       VIPII Investment Grade Bond Division         4.28%          0.74%           7.64%
       VIPII Asset Manager Division                 5.80           0.75           (5.23)
       VIPII Index 500 Division                     1.12           0.75          (13.34)
       VIPII Asset Manager: Growth Division         6.15           0.75           (8.54)
       VIPII Contrafund Division                    3.48           0.75          (12.87)

    MFS Variable Insurance Trust:
       MFS Emerging Growth Division                 6.38%          0.75%         (34.47)%
       MFS Research Division                       12.80           0.75          (22.22)
       MFS Investors Trust Division *               3.01           0.75          (16.71)
       MFS Total Return Division                    4.80           0.75           (0.46)
       MFS Utilities Division                      11.33           0.76          (23.94)
       MFS Capital Opportunities Division           8.31           0.75          (23.94)

    *Formerly known as MFS Growth With Income Division

                                   VUL-2-15

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY


                         INDEX TO FINANCIAL STATEMENTS
                         -----------------------------


                                                                          PAGE
                                                                          ----

Report of Independent Auditors                                             F-1


Statement of Income                                                        F-2


Balance Sheet                                                              F-3


Statement of Shareholder's Equity                                          F-4


Statement of Comprehensive Income                                          F-4


Statement of Cash Flows                                                    F-5


Notes to Financial Statements                                       F-6 - F-14

                         REPORT OF INDEPENDENT AUDITORS

                      ___________________________________


Board of Directors
 and Shareholder
The American Franklin Life Insurance Company

We have audited the accompanying balance sheet of The American Franklin Life Insurance Company, (the Company), a wholly-owned subsidiary of The Franklin Life Insurance Company, which is an indirect wholly-owned subsidiary of American General Corporation, as of December 31, 2001 and 2000, and the related statements of income, shareholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The American Franklin Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.



Chicago, Illinois
February 5, 2002

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                              STATEMENT OF INCOME
                                 (In thousands)


                                                                        For the years ended December 31
                                                                      2001           2000            1999
                                                                 -------------------------------------------
Revenues
 Premiums and other considerations                               $  18,345        $   20,443       $  10,087
 Net investment income                                               3,146             2,533           2,541
 Realized investment gains (losses)                                     (2)               (2)             21
 Other revenues                                                     35,249            38,414          32,418
                                                                 -------------------------------------------
    Total revenues                                                  56,738            61,388          45,067

Benefits and expenses
 Insurance and annuity benefits                                     22,468            25,725           9,040
 Operating costs and expenses                                       15,463            19,979          21,524
 Commissions and allowances                                         19,020            30,492          28,533
 Change in deferred policy acquisition costs and
  cost of insurance purchased                                       (5,383)          (16,371)        (16,871)
                                                                 -------------------------------------------
   Total benefits and expenses                                      51,568            59,825          42,226
                                                                 -------------------------------------------

Income before income taxes                                           5,170             1,563           2,841

Income tax expense (benefit)
 Current                                                               (83)           (1,090)         (1,449)
 Deferred                                                            1,747             1,177           1,358
                                                                 -------------------------------------------
   Total income tax expense (benefit)                                1,664                87             (91)
                                                                 -------------------------------------------

Net income                                                       $   3,506        $    1,476       $   2,932
                                                                 ===========================================

                      See Notes to Financial Statements.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                                 BALANCE SHEET
                       (In thousands, except share data)


                                                                                                   At December 31
                             ASSETS                                                            2001               2000
                                                                                        ---------------------------------
Investments
  Fixed maturity securities (amortized cost: $17,196; $14,730)                          $     17,822         $   15,120
  Policy loans                                                                                28,755             25,480
  Short-term investments                                                                      11,118              3,430
                                                                                        ---------------------------------
      Total investments                                                                       57,695             44,030

Cash                                                                                           2,230              1,732
Accrued investment income                                                                        314                305
Accounts receivable from affiliates                                                            1,113                  -
Amounts recoverable from reinsurers                                                           13,946             18,242
Deferred policy acquisition costs                                                             93,715             87,598
Cost of insurance purchased                                                                    6,463              7,367
Insurance premiums due                                                                           191                700
Other assets                                                                                   1,545              1,320
Assets held in separate accounts                                                             570,855            656,298
                                                                                        ---------------------------------
      Total assets                                                                      $    748,067         $  817,592
                                                                                        =================================

                               LIABILITIES
Insurance and annuity liabilities
  Policy reserves, contract claims and other policyholders' funds                       $     16,968         $   19,467
  Universal life contracts                                                                    49,020             47,005
  Annuity contracts                                                                           10,108              7,074
  Unearned revenue                                                                            12,311             11,646

Income tax liabilities
  Current                                                                                        299                451
  Deferred                                                                                      (341)            (2,109)
Accrued expenses and other liabilities                                                         4,803              2,263
Liabilities related to separate accounts                                                     570,855            656,298
                                                                                        ---------------------------------
      Total liabilities                                                                      664,023            742,095

                     SHAREHOLDER'S EQUITY
Common stock ($5 par value; 500,000 shares authorized,
  issued and outstanding)                                                                      2,500              2,500
Paid-in capital                                                                               75,937             70,937
Accumulated other comprehensive income                                                           134                 93
Retained earnings                                                                              5,473              1,967
                                                                                        ---------------------------------
      Total shareholder's equity                                                              84,044             75,497
                                                                                        ---------------------------------
      Total liabilities and shareholder's equity                                        $    748,067         $  817,592
                                                                                        =================================

                      See Notes to Financial Statements.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                       STATEMENT OF SHAREHOLDER'S EQUITY
                                 (In thousands)

                                                                For the years ended December 31
                                                                 2001        2000        1999
                                                             -----------------------------------
Common stock, balance at beginning and end of year             $   2,500   $   2,500   $   2,500
                                                             -----------------------------------
Paid-in capital
 Balance at beginning of year                                     70,937      63,437      51,437
 Capital contribution                                              5,000       7,500      12,000
                                                             -----------------------------------
 Balance at end of year                                           75,937      70,937      63,437
                                                             -----------------------------------
Retained earnings (deficit)
 Balance at beginning of year                                      1,967         491      (2,441)
 Net income                                                        3,506       1,476       2,932
                                                             -----------------------------------
 Balance at end of year                                            5,473       1,967         491
                                                             -----------------------------------
Accumulated other comprehensive income
 Balance at beginning of year                                         93          92         430
 Change during the year                                               62           2        (520)
 Amounts applicable to deferred federal income taxes                 (21)         (1)        182
                                                             -----------------------------------
 Balance at end of year                                              134          93          92
                                                             -----------------------------------
Total shareholder's equity at end of year                      $  84,044   $  75,497   $  66,520
                                                             ===================================

                       STATEMENT OF COMPREHENSIVE INCOME
                                 (In thousands)

                                                                For the years ended December 31
                                                                  2001        2000       1999
                                                             -----------------------------------
Net income                                                     $    3,506   $   1,476   $  2,932
Other comprehensive income (loss)
 Gross change in unrealized gains (losses) on
  securities (pretax: $60, $-, $(499))                                 40           -       (324)
 Less: gains (losses) realized in net income
  (pretax: $(2), $(2), $21)                                            (1)         (1)        14
                                                             -----------------------------------
    Change in net unrealized gains (losses) on
    securities (pretax: $62, $2, $(520))                               41           1       (338)
                                                             -----------------------------------
      Comprehensive income                                     $    3,547   $   1,477   $  2,594
                                                             ===================================

                       See Notes to Financial Statements.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                            STATEMENT OF CASH FLOWS
                                 (In thousands)


                                                                  For the years ended December 31
                                                                2001          2000            1999
                                                          -------------------------------------------
Operating activities
  Net income                                               $    3,506     $    1,476       $    2,932
 Reconciling adjustments to net cash used for operating
  activities
    Charges on universal life contracts, net of
     interest credited                                        (34,051)       (32,052)         (28,863)
    Change in other assets and liabilities                      7,536        (17,880)          (7,621)
    Deferred policy acquisition costs and cost of
     insurance purchased                                       (5,383)       (16,371)         (16,871)
    Policy reserves, claims and other policyholders'
     funds                                                     (1,851)        10,853           (2,994)
    Realized investment (gains) losses                              2              2              (21)
                                                        ---------------------------------------------
      Net cash used for operating activities                  (30,241)       (53,972)         (53,438)
                                                        ---------------------------------------------
Investing activities
    Investment purchases
      Available-for-sale                                       (5,071)          (845)         (30,018)
      Other                                                    (3,585)        (8,443)          (4,721)
    Investment calls, maturities and sales
      Available-for-sale                                        2,656          1,916           45,751
      Other                                                       310              -               55
    Net (increase) decrease in short term investments          (7,688)         3,303           (6,733)
                                                        ---------------------------------------------
        Net cash provided by (used for) investing
         activities                                           (13,378)        (4,069)           4,334
                                                        ---------------------------------------------
Financing activities
    Policyholder account deposits                              99,475        136,034          167,565
    Policyholder account withdrawals                          (60,358)       (97,313)        (131,120)
    Capital contribution                                        5,000          7,500           12,000
                                                        ---------------------------------------------
     Net cash provided by financing activities                 44,117         46,221           48,445
                                                        ---------------------------------------------
Net increase (decrease) in cash                                   498        (11,820)            (659)
Cash at beginning of year                                       1,732         13,552           14,211
                                                        ---------------------------------------------
Cash at end of year                                        $    2,230     $    1,732       $   13,552
                                                        =============================================

                      See Notes to Financial Statements.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS


1.   Significant Accounting Policies


1.1  Nature of Operations
     --------------------

     The American Franklin Life Insurance Company (AMFLIC), headquartered in Springfield, Illinois, sells and services variable universal life, variable annuity and universal life insurance products to the middle income market, in all states except Maine, New Hampshire, New York and Vermont.

1.2  Preparation of Financial Statements
     -----------------------------------

     The financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP) and include the accounts of AMFLIC, a wholly owned subsidiary of The Franklin Life Insurance Company (FLIC).

     On August 29, 2001, American General Corporation (AGC), AMFLIC's ultimate parent company, was acquired by American International Group, Inc. (AIG), a Delaware corporation. In connection with the acquisition, AIG issued approximately 290 million shares of its common stock in exchange for all of the outstanding common stock of AGC based on an exchange ratio of 0.5790 of a share of AIG common stock for each share of AGC common stock. The merger was accounted for as a pooling and had no impact on the records of AMFLIC.

     Management must make estimates and assumptions that affect amounts reported in the financial statements and in disclosures of contingent assets and liabilities. Ultimate results could differ from our estimates.

1.3  Investments
     -----------

     Fixed Maturity Securities. All fixed maturity securities were classified as available-for-sale and reported at fair value. We adjust related balance sheet accounts as if the unrealized gains (losses) had been realized and record the net adjustment in accumulated other comprehensive income in shareholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and we consider the decline to be other than temporary, we reduce the security's amortized cost to its fair value and recognize a realized loss.

     Policy Loans.  Policy loans are reported at unpaid principal balance.

     Short-term Investments. Short-term investments include investments with maturities of less than one year at the date of acquisition and are carried at amortized cost, which approximates fair value.

     Investment Income. Interest on fixed maturity securities and policy loans is recorded as income when earned and is adjusted for any amortization of premium or discount, as appropriate.

     Realized Investment Gains (Losses). We recognize realized investment gains (losses) using the specific identification method.


1.4  Separate Accounts
     -----------------

     Separate accounts are assets and liabilities associated with certain contracts, principally variable universal life and annuities, for which the investment risk lies predominantly with the contract holder. The liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the statement of income. Assets held in separate accounts are primarily shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

1.5  Deferred Policy Acquisition Costs (DPAC)
     ----------------------------------------

     Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

     DPAC associated with interest-sensitive life insurance contracts and insurance investment contracts is charged to expense in relation to the estimated gross profits of those contracts. If our estimate of future gross profits changes significantly, we recalculate DPAC balances using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC amortization. DPAC associated with all other insurance contracts is charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves.

     DPAC also is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income in shareholder's equity.

     We review the carrying amount of DPAC on at least an annual basis. We consider estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses to determine whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

1.6  Cost of Insurance Purchased (CIP)
     ---------------------------------

     The cost assigned to AMFLIC insurance contracts in force at January 31, 1995, the date of AGC's acquisition of FLIC and AMFLIC, is reported as CIP. Interest is accreted on the unamortized balance of CIP at rates of 6.19% to 8.25%. CIP is charged to expense, including adjustments for revised assumptions, and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DPAC. We review the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DPAC.

1.7  Insurance and Annuity Liabilities
     ---------------------------------

     Substantially all of AMFLIC's insurance and annuity liabilities relate to long-duration contracts. AMFLIC normally cannot change or cancel these contracts.

     For interest-sensitive life and insurance investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on our estimates of the cost of future policy benefits, using the net level premium. Interest assumptions used to compute reserves ranged from 4.5% to 5.5% at December 31, 2001.

1.8  Premium Recognition
     -------------------

     Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenues. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate AMFLIC for future services are deferred and recognized over the period earned, using the same assumptions used to amortize DPAC. For all other contracts, premiums are recognized when due.

1.9  Reinsurance
     -----------

     AMFLIC limits its exposure to loss on any individual life to $100,000 by ceding additional risks through reinsurance contracts with other insurers, including FLIC. If a reinsurer is not able to meet its obligations, AMFLIC remains liable.

     AMFLIC records a receivable for the portion of benefits paid and insurance liabilities that have been reinsured. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


1.10 Income Taxes
     ------------

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, using the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

2.   Investments

2.1  Fixed Maturity Securities
     ---------------------------

     Valuation. Amortized cost and fair value of fixed maturity securities were as follows:

                                                                 December 31, 2001
                                                  ------------------------------------------------
                                                                  Gross        Gross
                                                    Amortized   Unrealized   Unrealized    Fair
In thousands                                          Cost        Gains        Losses      Value
--------------------------------------------------------------------------------------------------
U.S. government                                     $   6,566    $    293    $      -    $   6,859
Corporate bonds
  Investment grade                                      5,809         251          63        5,997
  Below investment grade                                1,077          22          36        1,063
Public utilities                                        1,549          81           -        1,630
Mortgage-backed                                         1,941          74           -        2,015
States/political subdivisions                             254           4           -          258
                                                  ------------------------------------------------
  Total fixed maturity securities                   $  17,196    $    725    $     99    $  17,822
                                                  ================================================

                                                                December 31, 2000
                                                  ------------------------------------------------
                                                                  Gross        Gross
                                                    Amortized   Unrealized   Unrealized    Fair
In thousands                                          Cost        Gains        Losses       Value
--------------------------------------------------------------------------------------------------
U.S. government                                     $   6,584    $    120    $      -    $   6,704
Corporate bonds
  Investment grade                                      4,392         177          36        4,533
  Below investment grade                                1,068           6          18        1,056
Public utilities                                        1,528          82           -        1,610
Mortgage-backed                                           957          54           -        1,011
States/political subdivisions                             201           5           -          206
                                                  ------------------------------------------------
  Total fixed maturity securities                   $  14,730    $    444    $     54    $  15,120
                                                  ================================================

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


2.1  Fixed Maturity Securities (continued)
     -------------------------------------

     Maturities. The contractual maturities of fixed maturity securities at December 31, 2001 were as follows:

                                                           Amortized       Fair
     In thousands                                             Cost        Value
     --------------------------------------------------------------------------
     Fixed maturity securities, excluding mortgage-backed
       securities, due
         In one year or less                               $   1,994   $  2,036
         In years two through five                             9,131      9,530
         In years six through ten                              2,906      3,019
         After ten years                                       1,224      1,222
     Mortgage-backed securities                                1,941      2,015
                                                           --------------------
       Total fixed maturity securities                     $  17,196   $ 17,822
                                                           ====================

     Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. AMFLIC may sell investments before maturity to achieve corporate requirements and investments strategies.

     Net Unrealized Gains (Losses). Net unrealized gains (losses) on fixed maturity securities included in accumulated other comprehensive income at December 31 were as follows:

         In thousands                              2001        2000
         ----------------------------------------------------------
         Gross unrealized gains                $    725   $     444
         Gross unrealized losses                    (99)        (54)
         DPAC  fair value adjustment               (389)       (223)
         CIP fair value adjustment                  (30)        (23)
         Deferred federal income taxes              (73)        (51)
                                               --------------------
         Net unrealized gains on securities    $    134   $      93
                                               ====================

2.2  Investment Income
     -----------------

     Investment income was as follows:

     In thousands                          2001          2000        1999
     --------------------------------------------------------------------
     Fixed maturity securities          $ 1,211       $ 1,142     $ 1,461
     Policy loans                         1,614         1,115         698
     Other investments                      386           339         547
                                        ---------------------------------
     Gross investment income              3,211         2,596       2,706
     Investment expense                      65            63         165
                                        ---------------------------------
     Net investment income              $ 3,146       $ 2,533     $ 2,541
                                        =================================

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.3  Realized Investment Gains (Losses)
     ----------------------------------

     Realized investment gains (losses), net of DPAC and CIP amortization and investment expenses, were as follows:

     In thousands                                  2001        2000       1999
     -------------------------------------------------------------------------
     Fixed maturity securities                  $     -    $      -    $    56
     Other                                           (2)         (2)       (35)
                                                ------------------------------
     Realized investment gains (losses)         $    (2)   $     (2)   $    21
                                                ==============================

     Voluntary sales of investments resulted in the follow realized gains (losses):

                                                                    Realized
                                                                 --------------
     In thousands               Category             Proceeds    Gains   Losses
     --------------------------------------------------------------------------
            2001           Available-for-sale        $      -    $   -   $    -
     ==========================================================================
            2000           Available-for-sale        $      -    $   -   $    -
     ==========================================================================
            1999           Available-for-sale        $  1,758    $  56   $    -
     ==========================================================================

2.4  Investments on Deposit
     ----------------------

     At December 31, 2001 and 2000, fixed maturity securities with a carrying value of $6,778,000 and $6,575,000 respectively, were on deposit with regulatory authorities to comply with state insurance laws.

2.5  Investment Restrictions
     -----------------------

     AMFLIC is restricted by the insurance laws of its domiciliary state as to the amount which it can invest in any entity. At December 31, 2001 and 2000, AMFLIC's largest investment in any one entity other than U.S. government obligations was $1,000,000, and $400,000 respectively.

3.   Deferred Policy Acquisition Costs (DPAC)

     Activity in DPAC was as follows:

     In thousands                                    2001      2000      1999
     --------------------------------------------------------------------------
     Beginning at January 1                        $ 87,598  $ 70,989  $ 52,352
     Deferrals                                       13,445    24,127    24,543
     Amortization                                    (7,165)   (6,737)   (6,524)
     Effect of net unrealized (gains)
       losses on securities                            (166)     (779)      646
     Effect of realized investment gains (losses)         3        (2)      (28)
                                                   ----------------------------
     Balance at December 31                        $ 93,715  $ 87,598  $ 70,989
                                                   ============================

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.   Cost of Insurance Purchased (CIP)

     Activity in CIP was as follows:

     In thousands                            2001       2000       1999
     --------------------------------------------------------------------
     Balance at January 1                 $  7,367   $   7,884   $  8,941
     Accretion of interest                     619         702        767
     Amortization                           (1,516)     (1,721)    (1,915)
     Effect of net unrealized (gains)
         losses on securities                   (7)        502         96
     Effect of realized investment gains         -           -         (5)
                                          -------------------------------
     Balance at December 31               $  6,463   $   7,367   $  7,884
                                          ===============================

     CIP amortization, net of accretion, expected to be recorded in each of the next five years is:

                                                          Amount
                         Year                         (in thousands)
               ---------------------------------------------------------------

                         2002                              $ 799
                         2003                                698
                         2004                                582
                         2005                                482
                         2006                                441

5.   Income Taxes

     For the period from January 1, 2001 to August 29, 2001, AMFLIC will file a life/life consolidated federal income tax return with its direct parent, FLIC. The method of allocation of tax expense among the companies is subject to a written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses and tax credits. Consolidated alternative minimum tax, excise tax or surtax, if any, is allocated separately. The tax liability of each subsidiary under this agreement shall not exceed the amount such subsidiary would have paid if it had filed on a separate return basis. Intercompany tax balances are to be settled no later than thirty (30) days after the date of filing the consolidated return.

     For the period August 30, 2001 to December 31, 2001, AMFLIC will join in the filing of a consolidated federal income tax return with its upstream parent, AGC Life Insurance Company (AGC Life) and its life insurance company subsidiaries. AMFLIC has a written agreement with AGC Life setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life agrees not to charge AMFLIC a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life agrees to reimburse AMFLIC for the tax benefits from net losses, if any, within the ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.1  Tax Expense
     -----------

     A reconciliation between the Federal income tax rate and the effective tax rate follows:

                                         2001          2000         1999
                                     --------------------------------------
         Federal income tax rate         35.0 %        35.0 %        35.0 %
         Invested asset items            (4.0)        (29.1)        (37.7)
         Other                            1.2          (0.3)         (0.5)
                                     --------------------------------------
           Effective tax rate            32.2 %         5.6 %        (3.2)%
                                     ======================================


5.2  Deferred Taxes
     --------------

     Components of deferred tax liabilities and assets at December 31 were as follows:

     In thousands                                      2001       2000
     -------------------------------------------------------------------
     Deferred tax liabilities, applicable to:
       Basis differential of investments           $     223   $     114
       DPAC and CIP                                   22,095      21,491
       Other                                             960         827
                                                   ---------------------
         Total deferred tax liabilities               23,278      22,432
     Deferred tax assets, applicable to:
       Policy reserves                               (22,576)    (23,069)
       Other                                          (1,043)     (1,472)
                                                   ---------------------
         Total deferred tax assets                   (23,619)    (24,541)
                                                   ---------------------
     Net deferred tax assets                       $    (341)  $  (2,109)
                                                   =====================

     AMFLIC expects adequate future taxable income to realize the net deferred tax assets. Accordingly, no valuation allowance is considered necessary.

5.3  Taxes Paid
     ------------

     Income taxes paid (recovered) were as follows:

      In thousands               2001     2000         1999
      ------------------------------------------------------
      Federal                 $    -    $ (4,175)     $(447)
      State                       57          38         143

6.   Fair Value of Financial Instruments

     Carrying amounts and fair values for certain of AMFLIC's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of AMFLIC's assets and liabilities, including the values of underlying customer relationships and distribution systems, and (2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.

                                                              2001                    2000
                                                      ----------------------------------------------
                                                      Carrying      Fair        Carrying    Fair
     In thousands                                      Amount       Value        Amount     Value
     -----------------------------------------------------------------------------------------------
     Assets
         Fixed maturity securities                     $ 17,822    $ 17,822    $ 15,120     $ 15,120
         Policy Loans                                    28,755      28,755      25,480       25,480
         Short-term investments                          11,118      11,118       3,430        3,430
         Assets held in separate accounts               570,855     570,855     656,298      656,298
     Liabilities
         Insurance investment contracts                  10,686      10,232       7,636        7,310
         Liabilities related to separate accounts       570,855     570,855     656,298      656,298

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.   Fair Value of Financial Instruments (continued)

     We used the following methods and assumptions to estimate the fair value of our financial instruments:

     Fixed Maturity Securities. Fair values of fixed maturity securities were based on quoted market prices, where available. For investments not actively traded, we estimated the fair values using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

     Policy Loans. Policy loans have no stated maturity dates and are an integral part of the related insurance contract. Accordingly, it is not practicable to estimate a fair value. The weighted average interest rate charged on policy loan balances during 2001 and 2000 was 5.95% and 6.07%, respectively.

     Assets and Liabilities Related to Separate Accounts. We valued separate account assets and liabilities based on quoted net asset value per share of the underlying mutual funds.

     Insurance Investment Contracts. We estimated the fair value of insurance investment contracts using cash flows discounted at market interest rates.

7.   Reinsurance

     Under the provisions of an assumed reinsurance agreement, AMFLIC recognized the following:

     In thousands                     2001           2000           1999
     ---------------------------------------------------------------------
     Premiums and other
        considerations             $    847       $  5,288       $  1,416
     Other income                     1,016            918          1,337
     Benefits                         1,536          6,134          1,756
     Commission expense                  (5)            67            215

     Under the provisions of a modified coinsurance agreement which cedes a portion of the variable universal life product activity, AMFLIC recognized the following:

     In thousands                     2001           2000           1999
     ---------------------------------------------------------------------
     Premiums and other
        considerations             $ 11,348       $ 10,118       $ 12,027
     Expense allowances from
        reinsurer                     5,699          9,791          8,531
     Other                              602            416          1,744

     AMFLIC also carries reinsurance for policy risks that exceed its retention limit of $100,000. AMFLIC ceded the following amounts:

     In thousands                     2001           2000           1999
     ---------------------------------------------------------------------
     Premiums and other
        considerations             $ 13,519       $ 12,081       $ 10,687
     Change in policy reserves       12,721         11,760         10,382

8.   Statutory Accounting

     AMFLIC prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Illinois. Effective January 1, 2001, the State of Illinois required that insurance companies domiciled in the State of Illinois prepare their statutory basis financial statements in accordance with the NAIC Accounting practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Illinois insurance commissioner. No significant permitted practices are used to prepare AMFLIC's statutory Financial Statements.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual were reported in the statutory financial statements as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of adoption, AMFLIC reported a change of accounting principle, as an adjustment that increased statutory unassigned surplus, of $200,000 as of January 1, 2001. This net amount included an increase in net deferred tax assets of $12,500,000 offset by a related increase in nonadmitted assets of $12,300,000. The effect of other codification related changes was immaterial.

     At December 31, 2001 and 2000, AMFLIC had statutory stockholder's equity of $49,193,000 and $43,093,000, respectively. AMFLIC's statutory net loss was $1,331,000, $5,964,000 and $2,947,000 for the years ended December 31,
     2001, 2000 and 1999, respectively.

     Generally, AMFLIC is restricted by state insurance laws as to amounts it may pay in the form of dividends, loans or advances without the approval of the Illinois Insurance Department. Under these restrictions, during 2001 no dividends may be paid out and loans and advances in excess of $12,298,000 may not be transferred without the approval of the Illinois Insurance Department.

9.   Statement of Cash Flows

     In addition to the cash activities shown in the statement of cash flows, the following transactions, occurred:

     In thousands                     2001           2000           1999
     ---------------------------------------------------------------------
     Interest added to universal
       life contracts and other
       deposit funds               $   2,910      $  2,478       $  2,214
                                   =======================================

10.  Related Party Transactions

     AMFLIC has no full-time employees or office facilities. Effective January 1, 1999, AMFLIC entered into a shared services agreement with an affiliate. As part of this agreement, administration and general expenses are allocated to AMFLIC based on actual work performed. Allocated expenses for the years ended December 31, 2001, 2000 and 1999, were $13,390,000,
     $17,258,000 and $20,084,000, respectively.

     AMFLIC participates in a program of short-term borrowing with AGC to maintain its long-term investment commitments. AMFLIC had no short-term borrowing in 2001 or 2000.

11.  Litigation

     AMFLIC is a party to various lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who exclude themselves from market conduct settlements. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, we believe that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on AMFLIC's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgement in any given suit.

AIG AMERICAN
    | GENERAL                                                   PRIVACY NOTICE

 AIG/American General understands that your privacy is important. You have received this notice in accordance with applicable state and federal laws and because you are a current or potential customer of one of our companies. This notice will help you understand what types of nonpublic personal information we may collect, how we use it and what we do to protect your privacy.

 . Our employees, representatives, agents and selected third parties may collect nonpublic information about you, including:

   -   Information provided to us, such as on applications or other forms

   -   Information about transactions with us, our affiliates or third parties

   - Information from others, such as credit reporting agencies, employers, and federal and state agencies

 . The types of nonpublic personal information that we collect vary according to the products provided and may include your name, address, Social Security number, account balances, income, assets, insurance premiums, coverage and beneficiaries, credit reports, marital status and payment history. We also may collect nonpublic personal health information, such as medical reports, to underwrite insurance policies, administer claims or perform other insurance or related functions.

 . We restrict access to nonpublic personal information to those employees, agents, representatives or third parties who provide products or services to you and who have been trained to handle nonpublic personal information in conformity with this notice.

 . We have policies and procedures that give directions to our employees, and to the agents and representatives acting on our behalf, regarding how to protect and use nonpublic personal information.

 . We maintain physical, electronic and procedural safeguards designed to protect nonpublic personal information.

 . We do not share nonpublic personal information about you except as permitted by law.

 . We may disclose all types of nonpublic personal information that we collect, including information regarding your transactions or experiences with us, when needed, to:

   (i) affiliated AIG/American General companies, including the American International Group family of companies, agents, employees, representatives and other third parties as permitted by law; or

   (ii) other financial institutions with whom we have joint marketing agreements.

 . Examples of the types of companies and individuals to whom we may disclose nonpublic personal information include banks, attorneys, trustees, third-party administrators, insurance agents, insurance companies, insurance support organizations, credit reporting agencies, registered broker-dealers, auditors, regulators and reinsurers.

 . Unless authorized by you or by applicable law, we do not share your personally identifiable health information.

 . Our privacy policy applies, to the extent required by law, to our agents and representatives when they are acting on behalf of AIG/American General.

 . You will receive appropriate notice if our privacy policy changes.

 . Our privacy policy applies to current and former customers.


 THIS PRIVACY NOTICE IS PROVIDED TO YOU FOR INFORMATIONAL PURPOSES ONLY. YOU DO
        NOT NEED TO CALL OR TAKE ANY ACTION IN RESPONSE TO THIS NOTICE.


 NEW MEXICO AND VERMONT RESIDENTS ONLY:

 Following the law of your state, we will not disclose nonpublic personal financial information about you to nonaffiliated third parties (other than as permitted by law) unless you authorize us to make that disclosure.

 Your authorization must be in writing. If you wish to authorize us to disclose your nonpublic personal financial information to nonaffiliated third parties, you may write to us at: American General Service Center, P.O. Box 4373, Houston, Texas 77210-4373.

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS

PART II

(OTHER INFORMATION)

UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING

The American Franklin Life Insurance Company's Bylaws provide in Article X, as follows:

     "Section 1. The Company shall indemnify and hold harmless each person who shall serve at any time hereafter as a director, officer or employee of the Company, or who shall serve any other company or organization in any capacity at the request of the Company, from and against any and all claims and liabilities to which such person shall become subject by reason of having heretofore or hereafter been a director, officer or employee of the Company, or by reason of any action alleged to have been heretofore or hereafter taken or omitted by such person as a director, officer or employee, and shall reimburse each such person for all legal and other expenses reasonably incurred in connection with any such claim or liability; provided, however, that no such person shall be indemnified against, or be reimbursed for, any expense incurred in connection with any claim or liability arising out of such person's own willful misconduct."

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

     The American Franklin Life Insurance Company hereby represents that the fees and charges deducted under the flexible premium variable life insurance policies described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The American Franklin Life Insurance Company.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.
Reconciliation and tie.
Prospectus, consisting of 60 pages of text, plus 16 financial pages of Separate Account VUL-2, plus 15 financial pages of The American Franklin Life Insurance Company.
The undertaking to file reports.
The Rule 484 undertaking.
Representation pursuant to Section 26(e)(2)(A).
The signatures.
Written Consents of the following persons:

     Independent Auditors

The following exhibits:

     1.   Exhibits required by Article IX, paragraph A of Form N-8B-2:

          A(1) Certified resolutions regarding organization of Separate Account VUL-2. (1)

          A(2)       Inapplicable.

          (3)(a) Sales Agreement between Franklin Financial Services Corporation ("Franklin Financial") and Separate Account VUL-2 of The American Franklin Life Insurance Company, dated as of January 31, 1995. (1)

          (3)(b)(i) Specimen Regional Manager Registered Representative Agreement between Franklin Financial and registered representatives of Franklin Financial distributing EquiBuilder II policies. (1)

          (3)(b)(ii) Specimen Registered Representative Agreement between
                     Franklin Financial and registered representatives of Franklin Financial distributing EquiBuilder II policies.
                     (1)

          (3)(c)     Schedule of Sales Commissions.  (2)

          (4) Agreement between The American Franklin Life Insurance Company ("American Franklin") and Franklin Financial, dated July 15, 1991, regarding supervision of agents. (1)

          (5)(a)     EquiBuilder II Flexible Premium Life Insurance Policy.  (1)

          (5)(b)     Accidental Death Benefit Rider.  (1)

          (5)(c)     Term Insurance Rider.  (1)

          (5)(d)     Children's Term Insurance Rider.(1)

          (5)(e)     Disability Rider - Waiver of Monthly Deductions. (1)

          (5)(f) Endorsement to EquiBuilder II Flexible Premium Life Insurance policy when issued to a Policy Owner in the State of Texas. (1)

          (6)(a)     Articles of Incorporation of American Franklin. (3)

          (6)(b)     By-laws of American Franklin. (4)

          (7)        Inapplicable.

          (8)(a)(1) Participation Agreement among American Franklin, Variable Insurance Products Fund ("VIP") and Fidelity Distributors Corporation ("FDC"), dated July 18, 1991. (1)

          (8)(a)(2) Amendment No. 1 to Participation Agreement among American Franklin, VIP and FDC, effective as of November 1, 1991.
                     (1)

          (8)(a)(3) Participation Agreement among American Franklin, Variable Insurance Products Fund II ("VIP II") and FDC, dated July 18, 1991. (1)

          (8)(a)(4) Amendment No. 1 to Participation Agreement among American Franklin, VIP II and FDC, effective as of November 1, 1991.
                     (1)

          (8)(a)(5) Sub-License Agreement between FDC and American Franklin dated July 18, 1991. (1)

          (8)(a)(6) Amendment No. 2 to Participation Agreement among American Franklin, VIP and FDC, dated January 18, 1995. (1)

          (8)(a)(7) Amendment No. 2 to Participation Agreement among American Franklin, VIP II and FDC, dated January 18, 1995. (1)

          (8)(a)(8) Amendment No. 3 to Participation Agreement among American Franklin, VIP and FDC, dated July 1, 1996. (5)

          (8)(a)(9) Amendment No. 3 to Participation Agreement among American Franklin, VIP II and FDC, dated July 1, 1996. (5)

          (8)(a)(10) Amendment No. 4 to Participation Agreement among American
                     Franklin, VIP and FDC, dated November, 1996. (6)

          (8)(a)(11) Amendment No. 4 to Participation Agreement among American
                     Franklin, VIP II and FDC, dated November, 1996. (6)

          (8)(b)(1) Participation Agreement among MFS Variable Insurance Trust, American Franklin and Massachusetts Financial Services Company ("MFS"), dated July 30, 1996. (5)

          (8)(b)(2) Indemnification Agreement between American Franklin and MFS dated July 30, 1996. (5)

          (8)(b)(3) Form of Amendment No. 1 dated November, 1996 to Participation Agreement among MFS Variable Insurance Trust, American Franklin and MFS. (6)

          (8)(b)(4) Amendment No. 2 to Participation Agreement among American Franklin, MFS Variable Insurance Trust and MFS, dated November, 1997. (2)

          (8)(c) Modified Coinsurance Agreement between American Franklin and Integrity, dated March 10, 1989. (1)

          (8)(c)(1) Amendment No. 1 to Modified Coinsurance Agreement between American Franklin and Integrity. (1)

          (8)(c)(2) Amendment No. 2 to Modified Coinsurance Agreement between American Franklin and Integrity. (7)

          (8)(c)(3) Amendment No. 3 to Modified Coinsurance Agreement between American Franklin and Integrity effective April 1, 1989.
                     (7)

          (8)(c)(4) Amendment No. 3 to Modified Coinsurance Agreement between American Franklin, Integrity, and Phoenix Home Life Mutual Insurance Company, assignee of Integrity, effective January 1, 1997. (7)

          (8)(d) Reinsurance Agreement between American Franklin and The Franklin Life Insurance Company ("The Franklin"), effective as of January 1, 1988. (1)

          (8)(d)(1) Amendment No. 1 effective as of January 1, 1990 to Reinsurance Agreement between American Franklin and The Franklin. (1)

          (8)(d)(2) Amendment No. 2 effective as of January 1, 1990 to Reinsurance Agreement between American Franklin and The Franklin. (1)

          (8)(e) Modified Coinsurance Agreement effective as of January 1, 1997 between American Franklin and The Franklin. (8)

          (8)(e)(1) Amendment No. 1 effective September 1, 1997 to Modified Coinsurance Agreement between American Franklin and The Franklin. (8)

          (9) Administrative Service Agreement between The Franklin and American Franklin, dated May 16, l988. (1)

          (10)(a)    Application for EquiBuilder II. (8)

          (10)(b)    Specimen form of Supplemental Application. (Filed herewith)

          (10)(c)    Specimen form of Telephone Authorization.  (Filed herewith)

     2.   Other Exhibits:

          2          See Exhibit (5)(a) above.

          3(a) Opinion and Consent of Pauletta P. Cohn, Esq., Secretary of American Franklin. (9)

          4          Inapplicable.

          5          Inapplicable.

          6(a)       Consent of Independent Auditors.  (Filed herewith)

          6(c) Opinion of Robert M. Beuerlein, Senior Vice President - Actuarial/Financial and Treasurer of American Franklin. (4)

          7          Power of Attorney.  (Filed herewith on Signature Pages)

          8 Description of American Franklin's Issuance, Transfer and Redemption Procedures for Policies pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940.
                     (2)

          9 Notice of Cancellation Right Pursuant to Rule 6e-3(T)(b)(13)(viii) under the Investment Company Act of 1940.
                     (1)
_______________________

(1) Incorporated by reference to Post-Effective Amendment No. 12 to Form S-6 Registration Statement (File No. 033-41838) of The American Franklin Life Insurance Company Separate Account VUL-2 filed on April 30, 1999.

(2) Incorporated by reference to Post-Effective Amendment No. 10 to Form S-6 Registration Statement (File No. 033-41838) of The American Franklin Life Insurance Company Separate Account VUL-2 filed on April 30, 1998.

(3) Incorporated by reference to Post-Effective Amendment No. 6 to Form S-6 Registration Statement (File No. 033-41838) of The American Franklin Life Insurance Company Separate Account VUL-2 filed on April 30, 1996.

(4) Incorporated by reference to Post-Effective Amendment No. 13 to Form S-6 Registration Statement (File No. 033-77470) of The American Franklin Life Insurance Company Separate Account VUL-2 filed on April 27, 2000.

(5) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 033-10489) of The American Franklin Life Insurance Company Separate Account VA-1 filed on August 20, 1996.

(6) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-10489) of The American Franklin Life Insurance Company Separate Account VA-1 filed on November 26, 1996.

(7) Incorporated by reference to Post-Effective Amendment No. 7 to Form S-6 Registration Statement (File No. 033-41838) of The American Franklin Life Insurance Company Separate Account VUL-2 filed on February 28, 1997.

(8) Incorporated by reference to Post-Effective Amendment No. 9 to Form S-6 Registration Statement (File No. 033-41838)of The American Franklin Life Insurance Company Separate Account VUL-2 filed on February 27, 1998.

(9) Incorporated by reference to Post-Effective Amendment No. 14 to Form S-6 Registration Statement (File No. 033-41838) of The American Franklin Life Insurance Company Separate Account VUL-2 filed on April 20, 2001.

                              POWERS OF ATTORNEY

  Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Pauletta P. Cohn and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933, the registrant, The American Franklin Life Insurance Company Separate Account VUL-2, certifies that it meets all the requirements for effectiveness of this amended registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the city of Houston, and state of Texas, on the 16th day of April, 2002.


                              THE AMERICAN FRANKLIN LIFE INSURANCE
                              COMPANY
                              SEPARATE ACCOUNT VUL-2
                              (Registrant)

                         BY:  THE AMERICAN FRANKLIN LIFE INSURANCE
                              COMPANY
                              (On behalf of the Registrant and itself)



                         BY:  /s/ ROBERT F. HERBERT, JR.
                              ---------------------------
                                  Robert F. Herbert, Jr.
                                  Senior Vice President


[SEAL]


ATTEST:  /s/  LAUREN W. JONES
         --------------------
         Lauren W. Jones
         Assistant Secretary

  Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed below by the following persons in the capacities and on the dates indicated.

            Signature                       Title                Date
            ---------                       -----                ----

     /s/  RODNEY O. MARTIN, JR.     Director and Chairman     April 16, 2002
     --------------------------
     Rodney O. Martin, Jr.



     /s/  RONALD H. RIDLEHUBER      Director and President    April 16, 2002
     -------------------------
     Ronald H. Ridlehuber


     /s/  DAVID L. HERZOG           Director and Chief        April 16, 2002
     --------------------------     Financial Officer
     David L. Herzog


     /s/  ROBERT M. BEUERLEIN       Director                  April 16, 2002
     ------------------------
     Robert M. Beuerlein


     /s/  ROBERT F. HERBERT, JR.    Director                  April 16, 2002
     ---------------------------
     Robert F. Herbert, Jr.


     /s/  SYLVIA A. MILLER          Director                  April 16, 2002
     ---------------------
     Sylvia A. Miller


     /s/  GARY D. REDDICK           Director                  April 16, 2002
     --------------------
     Gary D. Reddick


     /s/  DAN E. TRUDAN             Director                  April 16, 2002
     ------------------
     Dan E. Trudan

          Signature                           Title                  Date
          ---------                           -----                  ----

     /s/  CHRISTIAN D. WEISS             Director                April 16, 2002
     -----------------------
     Christian D. Weiss


     /s/  R. KENDALL NOTTINGHAM          Director                April 16, 2002
     --------------------------
     R. Kendall Nottingham


     /s/  NICHOLAS A. O'KULICH           Director                April 16, 2002
     -------------------------
     Nicholas A. O'Kulich

EXHIBIT INDEX

The following exhibits:

     1.  Exhibits required by Article IX, paragraph A of Form N-8B-2:

          (10)(b) Specimen form of Supplemental Application

          (10)(c) Specimen form of Telephone Authorization


     Other Exhibits

          6(a)  Consent of Independent Auditors




                                      E-1